[GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                [GRAPHIC OMITTED]
                              n/i numeric investors
                                 Micro Cap Fund


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                              n/i numeric investors
                                   Growth Fund


                                [GRAPHIC OMITTED]
                              n/i numeric investors
                                  Mid Cap Fund


                                [GRAPHIC OMITTED]
                              n/i numeric investors
                              Small Cap Value Fund


                                  Annual Report

                                 August 31, 2001

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                                ADVISER'S REPORT

October 5, 2001

Dear Shareholder:

MARKET COMMENTARY

This annual report for the N/I NUMERIC INVESTORS FAMILY OF MUTUAL FUNDS is being written at the very end of September 2001, and with a heavy heart. This report discusses the performance of the N/I NUMERIC INVESTORS MUTUAL FUNDS through the fiscal year ended August 31st. Normally it would be appropriate to confine our remarks to the fiscal year ended August. But these are not normal times, given the horrifying events of September 11th. Events before that day now seem so long ago as to have little relevance. Nonetheless, this report focuses on the year ended August 31st because it is essential that we analyze and learn from the past year even as we contemplate the opportunity and challenges facing investors at present.

We have absolute confidence in the ability of America to rise to the current challenge and to prevail, so we believe that the U.S. stock market remains a good long-term investment. In our opinion, forward-looking investors must agree that the market represents a better value today with the NASDAQ at 1500, than eighteen months ago when the NASDAQ was at 5100. We believe that successful investors invest for the future, not based on the returns of the recent past. Therefore this report will also consider whether the market remains an attractive investment given recent events.

ECONOMIC BACKGROUND

The American market and economy were already slumping prior to September 11th. This slide began as an unwinding of two massive bubbles in New Economy and megacap stocks. It appears to us that these bubbles created a false sense of infallibility for stock investors and company managements alike, causing both to make bad investment decisions. In our opinion, as a consequence of these bad decisions, the economy has begun to sputter.

At its peak in early 2000, fully twenty-percent of U.S. market capitalization was in stocks selling at price-earnings ratios higher than 128 times earnings, if they had earnings at all! And sixty-percent of the U.S. market's total capitalization became concentrated in just fifty enormous stocks that it seems the institutions felt compelled to own lest they be different from one another and risk conspicuous underperformance. In the following chart we plot the rise and collapse of these New Economy and Megacap bubbles. The violet line shows how the price-earnings ratio of the priciest twenty-percent of the U.S. market began to soar in 1998 but has now dropped back to earth. Similarly, the price-earnings ratio premium (green line) for Megacap stocks above the rest of the market began to soar in 1998 but has since fallen back.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  HIGHEST P/E QUINTILE AND MEGACAP 50 P/E PREMIUM OVER NEXT 150 LARGEST STOCKS

          Source: The Frank Russell Company (data through August 2001)

Highest P/E Quintile
Dec-78      12.6
Jan-79      12.3
Feb-79      12.1
Mar-79        12
Apr-79      11.8
May-79      11.7
Jun-79      11.8
Jul-79      11.8
Aug-79        12
Sep-79      12.3
Oct-79      12.2
Nov-79      12.3
Dec-79      12.5
Jan-80      11.8
Feb-80      11.3
Mar-80      10.8
Apr-80      10.9
May-80        11
Jun-80      11.3
Jul-80      12.1
Aug-80        13
Sep-80      14.1
Oct-80      14.5
Nov-80      14.9
Dec-80      15.6
Jan-81      15.3
Feb-81      15.2
Mar-81      15.3
Apr-81      14.9
May-81      14.7
Jun-81      14.6
Jul-81      13.6
Aug-81      12.8
Sep-81      12.1
Oct-81      12.2
Nov-81      12.5
Dec-81      12.9
Jan-82      12.1
Feb-82      11.5
Mar-82        11
Apr-82      11.1
May-82      11.3
Jun-82      11.6
Jul-82      12.1
Aug-82      12.7
Sep-82      13.4
Oct-82      14.6
Nov-82      15.9
Dec-82      17.4
Jan-83      17.9
Feb-83      18.6
Mar-83      19.5
Apr-83      21.5
May-83      23.6
Jun-83        26
Jul-83      25.2
Aug-83      24.8
Sep-83      24.5
Oct-83      24.3
Nov-83      24.3
Dec-83      24.6
Jan-84      22.7
Feb-84      21.1
Mar-84      19.6
Apr-84      18.2
May-84        17
Jun-84      15.9
Jul-84      15.8
Aug-84      15.9
Sep-84      16.1
Oct-84        16
Nov-84      16.1
Dec-84      16.3
Jan-85      16.3
Feb-85      16.4
Mar-85      16.7
Apr-85      17.1
May-85      17.7
Jun-85      18.5
Jul-85      18.1
Aug-85      17.9
Sep-85      17.9
Oct-85        19
Nov-85      20.4
Dec-85      21.9
Jan-86      23.3
Feb-86      24.9
Mar-86      26.8
Apr-86      27.5
May-86      28.4
Jun-86      29.6
Jul-86      27.5
Aug-86      25.7
Sep-86      24.1
Oct-86      24.3
Nov-86      24.7
Dec-86      25.3
Jan-87      28.4
Feb-87      29.3
Mar-87      30.1
Apr-87      29.6
May-87      30.5
Jun-87      31.4
Jul-87      31.1
Aug-87      31.6
Sep-87      31.1
Oct-87      21.6
Nov-87      19.3
Dec-87      22.4
Jan-88      20.2
Feb-88      21.6
Mar-88      20.8
Apr-88      20.4
May-88      19.1
Jun-88      20.4
Jul-88      19.2
Aug-88      17.1
Sep-88      17.7
Oct-88      17.5
Nov-88      16.6
Dec-88        17
Jan-89      17.9
Feb-89      17.6
Mar-89      18.3
Apr-89      19.3
May-89      20.3
Jun-89        20
Jul-89      21.6
Aug-89        21
Sep-89        22
Oct-89      21.4
Nov-89      21.8
Dec-89      21.5
Jan-90      19.9
Feb-90      20.7
Mar-90      21.2
Apr-90      21.1
May-90      23.5
Jun-90      23.9
Jul-90      23.6
Aug-90      21.3
Sep-90      19.9
Oct-90      19.2
Nov-90      20.8
Dec-90      21.1
Jan-91      21.2
Feb-91      23.5
Mar-91      24.8
Apr-91      23.7
May-91        25
Jun-91      24.2
Jul-91      25.6
Aug-91      26.6
Sep-91        26
Oct-91      28.6
Nov-91      29.8
Dec-91      34.4
Jan-92        41
Feb-92      41.5
Mar-92      40.9
Apr-92      37.3
May-92      37.5
Jun-92      39.7
Jul-92      40.7
Aug-92      37.9
Sep-92      38.6
Oct-92      33.7
Nov-92      35.7
Dec-92      35.2
Jan-93        32
Feb-93        32
Mar-93      33.4
Apr-93      30.7
May-93      31.6
Jun-93      32.5
Jul-93        32
Aug-93      33.4
Sep-93      35.5
Oct-93      34.9
Nov-93      36.6
Dec-93      36.7
Jan-94      39.9
Feb-94      32.2
Mar-94      30.8
Apr-94      29.9
May-94      30.2
Jun-94      30.8
Jul-94      29.4
Aug-94      30.7
Sep-94      30.9
Oct-94      27.6
Nov-94      26.5
Dec-94      26.4
Jan-95      24.9
Feb-95      22.9
Mar-95      23.5
Apr-95      23.2
May-95      22.9
Jun-95      24.6
Jul-95      26.3
Aug-95      25.3
Sep-95      25.5
Oct-95      24.9
Nov-95      26.1
Dec-95      26.4
Jan-96      31.5
Feb-96      33.5
Mar-96      34.3
Apr-96      33.4
May-96      35.8
Jun-96      38.2
Jul-96      33.4
Aug-96      33.7
Sep-96      37.7
Oct-96      35.7
Nov-96      37.1
Dec-96      36.7
Jan-97      34.8
Feb-97      31.5
Mar-97      30.7
Apr-97      30.9
May-97      33.5
Jun-97      38.2
Jul-97      42.7
Aug-97        39
Sep-97      42.3
Oct-97      41.3
Nov-97      41.8
Dec-97      40.4
Jan-98      40.9
Feb-98      42.4
Mar-98        48
Apr-98      52.4
May-98      48.6
Jun-98      59.4
Jul-98      51.3
Aug-98      41.5
Sep-98      47.6
Oct-98      47.4
Nov-98      54.5
Dec-98      68.3
Jan-99      63.9
Feb-99      56.2
Mar-99        70
Apr-99      56.9
May-99      57.2
Jun-99      64.9
Jul-99      55.7
Aug-99      60.1
Sep-99      60.6
Oct-99      58.4
Nov-99      71.9
Dec-99      99.3
Jan-00      93.5
Feb-00     121.4
Mar-00     111.6
Apr-00      95.6
May-00      80.7
Jun-00     106.6
Jul-00      98.6
Aug-00     116.5
Sep-00     107.1
Oct-00      85.3
Nov-00      68.2
Dec-00      70.8
Jan-01      76.5
Feb-01      60.3
Mar-01      45.7
Apr-01      49.2
May-01      52.6
Jun-01      56.2
Jul-01      50.1
Aug-01      43.2


         MegaCap Premium over Next Largest 150 Stocks

Dec-78      16.2
Jan-79      15.8
Feb-79      15.3
Mar-79      14.9
Apr-79      12.2
May-79       9.5
Jun-79       6.8
Jul-79       7.7
Aug-79       8.6
Sep-79       9.5
Oct-79       8.1
Nov-79       6.8
Dec-79       5.4
Jan-80       8.5
Feb-80      11.9
Mar-80      15.6
Apr-80      10.9
May-80       6.7
Jun-80       2.7
Jul-80       3.6
Aug-80       4.4
Sep-80       5.1
Oct-80       5.4
Nov-80       5.6
Dec-80       5.9
Jan-81         2
Feb-81        -2
Mar-81      -6.1
Apr-81      -3.7
May-81      -1.3
Jun-81       1.3
Jul-81      -1.4
Aug-81      -4.3
Sep-81      -7.5
Oct-81      -5.3
Nov-81      -3.3
Dec-81      -1.4
Jan-82      -1.9
Feb-82      -2.5
Mar-82        -3
Apr-82        -2
May-82        -1
Jun-82         0
Jul-82      -1.4
Aug-82      -2.7
Sep-82      -3.9
Oct-82      -4.8
Nov-82      -5.6
Dec-82      -6.3
Jan-83      -8.2
Feb-83     -10.1
Mar-83     -11.9
Apr-83        -9
May-83      -6.3
Jun-83      -3.7
Jul-83      -3.8
Aug-83      -3.9
Sep-83        -4
Oct-83      -7.6
Nov-83     -11.1
Dec-83     -14.4
Jan-84     -11.2
Feb-84      -7.5
Mar-84      -3.4
Apr-84      -3.5
May-84      -3.5
Jun-84      -3.6
Jul-84      -3.5
Aug-84      -3.5
Sep-84      -3.5
Oct-84      -4.6
Nov-84      -5.6
Dec-84      -6.6
Jan-85      -6.8
Feb-85        -7
Mar-85      -7.2
Apr-85      -8.2
May-85      -9.2
Jun-85     -10.1
Jul-85      -8.9
Aug-85      -7.5
Sep-85      -6.1
Oct-85      -6.4
Nov-85      -6.7
Dec-85        -7
Jan-86      -7.3
Feb-86      -7.6
Mar-86      -7.9
Apr-86      -6.2
May-86      -4.6
Jun-86        -3
Jul-86      -2.1
Aug-86      -1.1
Sep-86         0
Oct-86      -0.6
Nov-86      -1.1
Dec-86      -1.6
Jan-87       3.1
Feb-87      -0.7
Mar-87       5.1
Apr-87         9
May-87         3
Jun-87         2
Jul-87       1.4
Aug-87       2.7
Sep-87       2.8
Oct-87       7.2
Nov-87       1.9
Dec-87       2.7
Jan-88       5.6
Feb-88       4.5
Mar-88       2.8
Apr-88       4.7
May-88      -1.9
Jun-88      -1.8
Jul-88         0
Aug-88        -1
Sep-88      -1.9
Oct-88      -1.8
Nov-88         0
Dec-88       0.9
Jan-89       1.9
Feb-89         1
Mar-89         0
Apr-89       1.8
May-89      -0.9
Jun-89      -1.8
Jul-89      -2.5
Aug-89      -2.4
Sep-89      -0.8
Oct-89         0
Nov-89      -4.7
Dec-89       2.3
Jan-90       7.1
Feb-90       4.3
Mar-90       6.8
Apr-90       9.6
May-90       9.7
Jun-90      12.3
Jul-90      12.9
Aug-90      13.2
Sep-90        18
Oct-90      15.5
Nov-90      13.4
Dec-90      12.8
Jan-91       9.2
Feb-91      11.6
Mar-91      13.5
Apr-91      13.2
May-91      13.5
Jun-91      12.9
Jul-91      10.9
Aug-91      11.3
Sep-91      10.7
Oct-91      12.7
Nov-91      11.4
Dec-91       7.5
Jan-92       8.9
Feb-92       5.3
Mar-92       6.7
Apr-92      10.7
May-92      -1.3
Jun-92       9.5
Jul-92       7.7
Aug-92      10.1
Sep-92       9.9
Oct-92       7.6
Nov-92       7.2
Dec-92       6.4
Jan-93       6.9
Feb-93       5.4
Mar-93       5.9
Apr-93       8.1
May-93       4.6
Jun-93       6.6
Jul-93       3.5
Aug-93       4.7
Sep-93       3.4
Oct-93       4.6
Nov-93       5.4
Dec-93       5.3
Jan-94       2.7
Feb-94       3.5
Mar-94       4.5
Apr-94         6
May-94       4.4
Jun-94       2.2
Jul-94       2.3
Aug-94      -0.7
Sep-94       3.9
Oct-94       3.1
Nov-94         4
Dec-94       4.8
Jan-95       7.5
Feb-95       5.6
Mar-95       5.5
Apr-95       6.2
May-95       5.3
Jun-95       5.2
Jul-95       8.5
Aug-95       7.7
Sep-95       8.8
Oct-95      12.8
Nov-95      10.6
Dec-95      12.8
Jan-96      13.6
Feb-96      13.6
Mar-96      11.1
Apr-96      11.6
May-96      13.8
Jun-96       8.4
Jul-96       7.9
Aug-96       6.3
Sep-96       5.2
Oct-96       6.5
Nov-96       7.9
Dec-96       7.4
Jan-97       9.3
Feb-97       4.2
Mar-97       6.3
Apr-97         9
May-97         4
Jun-97       7.1
Jul-97       6.4
Aug-97       5.6
Sep-97       4.9
Oct-97         6
Nov-97         9
Dec-97       6.1
Jan-98       6.5
Feb-98       6.4
Mar-98       4.6
Apr-98       7.3
May-98      11.4
Jun-98       9.8
Jul-98      15.9
Aug-98      16.9
Sep-98      15.7
Oct-98      16.8
Nov-98        16
Dec-98        16
Jan-99      17.6
Feb-99      19.9
Mar-99      11.7
Apr-99       6.3
May-99       4.1
Jun-99        19
Jul-99      22.4
Aug-99      23.7
Sep-99      24.5
Oct-99      24.6
Nov-99      26.4
Dec-99      21.5
Jan-00      19.5
Feb-00      16.5
Mar-00      19.2
Apr-00      19.4
May-00      20.5
Jun-00      43.1
Jul-00      25.9
Aug-00        28
Sep-00      20.3
Oct-00      17.6
Nov-00      24.6
Dec-00      12.2
Jan-01        18
Feb-01      15.6
Mar-01      14.9
Apr-01      17.6
May-01      20.9
Jun-01      10.2
Jul-01      10.3
Aug-01       7.3

Even while the popular market indices were dropping with the poor performance of their largest constituents, the average stock was performing somewhat better. Over the twelve months ended August 31st, 2001, the average stock in the S&P 500 Index returned -13.1%, which is 12.3% higher than the -25.4% return of the top-heavy index itself. The chart below shows that more stocks were rising than falling on the New York Stock Exchange, as indicated by the steady climb of the Cumulative Advance-Decline Line.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      NYSE CUMULATIVE ADVANCE-DECLINE LINE
                         Data through September 21, 2001

            Source: Bloomberg L.P. (data through September 21, 2001)


   S&P 500 Index
10/7/94                                       455.1
10/14/94                                      469.1
10/21/94                                     464.89
10/28/94                                     473.77
11/4/94                                      462.28
11/11/94                                     462.35
11/18/94                                     461.47
11/25/94                                     452.29
12/2/94                                       453.3
12/9/94                                      446.97
12/16/94                                      458.8
12/23/94                                     459.83
12/30/94                                     459.27
1/6/95                                       460.68
1/13/95                                      465.97
1/20/95                                      464.78
1/27/95                                      470.39
2/3/95                                       478.65
2/10/95                                      481.46
2/17/95                                      481.97
2/24/95                                      488.26
3/3/95                                       485.42
3/10/95                                      489.57
3/17/95                                      495.52
3/24/95                                      500.97
3/31/95                                      500.71
4/7/95                                       506.42
4/14/95                                      509.23
4/21/95                                      508.49
4/28/95                                      514.71
5/5/95                                       520.12
5/12/95                                      525.55
5/19/95                                      519.19
5/26/95                                      523.65
6/2/95                                       532.51
6/9/95                                       527.94
6/16/95                                      539.83
6/23/95                                      549.71
6/30/95                                      544.75
7/7/95                                       556.37
7/14/95                                      559.89
7/21/95                                      553.62
7/28/95                                      562.93
8/4/95                                       558.94
8/11/95                                      555.11
8/18/95                                      559.21
8/25/95                                       560.1
9/1/95                                       563.84
9/8/95                                       572.68
9/15/95                                      583.35
9/22/95                                      581.73
9/29/95                                      584.41
10/6/95                                      582.49
10/13/95                                      584.5
10/20/95                                     587.46
10/27/95                                      579.7
11/3/95                                      590.57
11/10/95                                     592.72
11/17/95                                     600.07
11/24/95                                     599.97
12/1/95                                      606.98
12/8/95                                      617.48
12/15/95                                     616.34
12/22/95                                     611.96
12/29/95                                     615.93
1/5/96                                       616.71
1/12/96                                      601.81
1/19/96                                      611.83
1/26/96                                      621.62
2/2/96                                       635.85
2/9/96                                       656.37
2/16/96                                      647.98
2/23/96                                      659.08
3/1/96                                       644.37
3/8/96                                        633.5
3/15/96                                      641.43
3/22/96                                      650.62
3/29/96                                       645.5
4/5/96                                       655.86
4/12/96                                      636.71
4/19/96                                      645.07
4/26/96                                      653.46
5/3/96                                       641.63
5/10/96                                      652.09
5/17/96                                      668.91
5/24/96                                      678.51
5/31/96                                      669.12
6/7/96                                       673.31
6/14/96                                      665.85
6/21/96                                      666.84
6/28/96                                      670.63
7/5/96                                       657.44
7/12/96                                      646.19
7/19/96                                      638.73
7/26/96                                       635.9
8/2/96                                       662.49
8/9/96                                        662.1
8/16/96                                      665.21
8/23/96                                      667.03
8/30/96                                      651.99
9/6/96                                       655.68
9/13/96                                      680.54
9/20/96                                      687.02
9/27/96                                      686.19
10/4/96                                      701.46
10/11/96                                     700.66
10/18/96                                     710.82
10/25/96                                     700.92
11/1/96                                      703.77
11/8/96                                      730.82
11/15/96                                     737.62
11/22/96                                     748.73
11/29/96                                     757.02
12/6/96                                       739.6
12/13/96                                     728.64
12/20/96                                     748.87
12/27/96                                     756.79
1/3/97                                       748.03
1/10/97                                       759.5
1/17/97                                      776.17
1/24/97                                      770.52
1/31/97                                      786.16
2/7/97                                       789.56
2/14/97                                      808.48
2/21/97                                      801.77
2/28/97                                      790.82
3/7/97                                       804.97
3/14/97                                      793.17
3/21/97                                       784.1
3/28/97                                      773.88
4/4/97                                        757.9
4/11/97                                      737.65
4/18/97                                      766.34
4/25/97                                      765.37
5/2/97                                       812.97
5/9/97                                       824.78
5/16/97                                      829.75
5/23/97                                      847.03
5/30/97                                      848.28
6/6/97                                       858.01
6/13/97                                      893.27
6/20/97                                       898.7
6/27/97                                       887.3
7/4/97                                       916.92
7/11/97                                      916.68
7/18/97                                       915.3
7/25/97                                      938.79
8/1/97                                       947.14
8/8/97                                       933.54
8/15/97                                      900.81
8/22/97                                      923.54
8/29/97                                      899.47
9/5/97                                       929.05
9/12/97                                      923.91
9/19/97                                      950.51
9/26/97                                      945.22
10/3/97                                      965.03
10/10/97                                     966.98
10/17/97                                     944.16
10/24/97                                     941.64
10/31/97                                     914.62
11/7/97                                      927.51
11/14/97                                     928.35
11/21/97                                     963.09
11/28/97                                      955.4
12/5/97                                      983.79
12/12/97                                     953.39
12/19/97                                     946.78
12/26/97                                     936.46
1/2/98                                       975.04
1/9/98                                       927.69
1/16/98                                      961.51
1/23/98                                      957.59
1/30/98                                      980.28
2/6/98                                      1012.46
2/13/98                                     1020.09
2/20/98                                     1034.21
2/27/98                                     1049.34
3/6/98                                      1055.69
3/13/98                                     1068.61
3/20/98                                     1099.16
3/27/98                                     1095.44
4/3/98                                       1122.7
4/10/98                                     1110.67
4/17/98                                     1122.72
4/24/98                                      1107.9
5/1/98                                         1121
5/8/98                                      1108.14
5/15/98                                     1108.73
5/22/98                                     1110.47
5/29/98                                     1090.82
6/5/98                                      1113.86
6/12/98                                     1098.84
6/19/98                                     1100.65
6/26/98                                      1133.2
7/3/98                                      1146.42
7/10/98                                     1164.33
7/17/98                                     1186.75
7/24/98                                      1140.8
7/31/98                                     1120.67
8/7/98                                      1089.45
8/14/98                                     1062.75
8/21/98                                     1081.18
8/28/98                                     1027.14
9/4/98                                       973.89
9/11/98                                     1009.06
9/18/98                                     1020.09
9/25/98                                     1044.75
10/2/98                                      1002.6
10/9/98                                      984.39
10/16/98                                    1056.42
10/23/98                                    1070.67
10/30/98                                    1098.67
11/6/98                                     1141.01
11/13/98                                    1125.72
11/20/98                                    1163.55
11/27/98                                    1192.29
12/4/98                                     1176.74
12/11/98                                    1166.46
12/18/98                                    1188.03
12/25/98                                    1226.27
1/1/99                                      1229.23
1/8/99                                      1275.09
1/15/99                                     1243.26
1/22/99                                     1225.19
1/29/99                                     1279.64
2/5/99                                       1239.4
2/12/99                                     1230.13
2/19/99                                     1239.19
2/26/99                                     1238.33
3/5/99                                      1275.47
3/12/99                                     1294.59
3/19/99                                     1299.29
3/26/99                                      1282.8
4/2/99                                      1293.72
4/9/99                                      1348.35
4/16/99                                        1319
4/23/99                                     1356.85
4/30/99                                     1335.18
5/7/99                                         1345
5/14/99                                      1337.8
5/21/99                                     1330.29
5/28/99                                     1301.84
6/4/99                                      1327.75
6/11/99                                     1293.64
6/18/99                                     1342.84
6/25/99                                     1315.31
7/2/99                                      1391.22
7/9/99                                      1403.28
7/16/99                                     1418.78
7/23/99                                     1356.94
7/30/99                                     1328.72
8/6/99                                      1300.29
8/13/99                                     1327.68
8/20/99                                     1336.61
8/27/99                                     1348.27
9/3/99                                      1357.24
9/10/99                                     1351.66
9/17/99                                     1335.42
9/24/99                                     1277.36
10/1/99                                     1282.81
10/8/99                                     1336.02
10/15/99                                    1247.41
10/22/99                                    1301.65
10/29/99                                    1362.93
11/5/99                                     1370.23
11/12/99                                    1396.06
11/19/99                                       1422
11/26/99                                    1416.62
12/3/99                                      1433.3
12/10/99                                    1417.04
12/17/99                                    1421.05
12/24/99                                    1458.34
12/31/99                                    1469.25
1/7/00                                      1441.47
1/14/00                                     1465.15
1/21/00                                     1441.36
1/28/00                                     1360.16
2/4/00                                      1424.37
2/11/00                                     1387.12
2/18/00                                     1346.09
2/25/00                                     1333.36
3/3/00                                      1409.17
3/10/00                                     1395.07
3/17/00                                     1464.47
3/24/00                                     1527.46
3/31/00                                     1498.58
4/7/00                                      1516.35
4/14/00                                     1356.56
4/20/00                                     1434.54
4/28/00                                     1452.43
5/5/00                                      1432.63
5/12/00                                     1420.96
5/19/00                                     1406.95
5/26/00                                     1378.02
6/2/00                                      1477.26
6/9/00                                      1456.95
6/16/00                                     1464.46
6/23/00                                     1441.48
6/30/00                                      1454.6
7/7/00                                       1478.9
7/14/00                                     1509.98
7/21/00                                     1480.19
7/28/00                                     1419.89
8/4/00                                      1462.93
8/11/00                                     1471.84
8/18/00                                     1491.72
8/25/00                                     1506.46
9/1/00                                      1520.77
9/8/00                                       1494.5
9/15/00                                     1465.81
9/22/00                                     1448.72
9/29/00                                     1436.51
10/6/00                                     1408.99
10/13/00                                    1374.17
10/20/00                                    1396.93
10/27/00                                    1379.58
11/3/00                                     1426.69
11/10/00                                    1365.98
11/17/00                                    1367.72
11/24/00                                    1341.77
12/1/00                                     1315.23
12/8/00                                     1369.89
12/15/00                                    1312.15
12/22/00                                    1305.97
12/29/00                                    1320.28
1/5/01                                      1298.35
1/12/00                                     1318.32
1/19/00                                     1342.55
1/26/00                                     1354.95
2/2/01                                      1349.47
2/9/01                                      1314.76
2/16/01                                     1301.53
2/23/01                                     1245.86
3/2/01                                      1234.18
3/9/01                                      1233.42
3/16/01                                     1150.53
3/23/01                                     1139.83
3/30/01                                     1160.33
4/6/01                                      1128.43
4/13/01                                      1183.5
4/20/01                                     1242.98
4/27/01                                     1253.05
5/4/01                                      1266.61
5/11/01                                     1245.67
5/18/01                                     1291.96
5/25/01                                     1277.89
6/1/01                                      1260.67
6/8/01                                      1264.96
6/15/01                                     1214.36
6/22/01                                     1228.62
6/29/01                                     1224.42
7/6/01                                      1190.59
7/13/01                                     1215.68
7/20/01                                     1210.85
7/27/01                                     1205.82
8/3/01                                      1214.35
8/10/01                                     1190.16
8/17/01                                     1161.97
8/24/01                                     1184.93
8/31/01                                     1133.58
9/7/01                                      1085.78
9/14/01                                     1092.54
9/21/01                                       965.8

         Cumulative Advance-Decline line

10/7/94           16633
10/14/94          18528
10/21/94          16901
10/28/94          16603
11/4/94           14405
11/11/94          12275
11/18/94          11053
11/25/94           9802
12/2/94            9855
12/9/94            7149
12/16/94           9271
12/23/94           9707
12/30/94           9870
1/6/95            10636
1/13/95           11778
1/20/95           11269
1/27/95           11693
2/3/95            13563
2/10/95           14770
2/17/95           14722
2/24/95           15670
3/3/95            14969
3/10/95           14200
3/17/95           14935
3/24/95           15517
3/31/95           16331
4/7/95            17157
4/14/95           17705
4/21/95           17774
4/28/95           18621
5/5/95            19607
5/12/95           21115
5/19/95           20116
5/26/95           20753
6/2/95            22708
6/9/95            22323
6/16/95           23630
6/23/95           24317
6/30/95           24240
7/7/95            26787
7/14/95           26979
7/21/95           25273
7/28/95           27133
8/4/95            27092
8/11/95           26358
8/18/95           27265
8/25/95           27525
9/1/95            28602
9/8/95            30423
9/15/95           31465
9/22/95           29745
9/29/95           29950
10/6/95           28918
10/13/95          29328
10/20/95          28767
10/27/95          26225
11/3/95           28053
11/10/95          28030
11/17/95          28695
11/24/95          29134
12/1/95           30801
12/8/95           31582
12/15/95          31371
12/22/95          31828
12/29/95          33283
1/5/96            33922
1/12/96           32544
1/19/96           33437
1/26/96           34062
2/2/96            36236
2/9/96            37374
2/16/96           37334
2/23/96           37536
3/1/96            36469
3/8/96            34877
3/15/96           36044
3/22/96           37654
3/29/96           36246
4/5/96            36708
4/12/96           34474
4/19/96           36084
4/26/96           37546
5/3/96            36079
5/10/96           36926
5/17/96           39032
5/24/96           39289
5/31/96           38025
6/7/96            37182
6/14/96           36172
6/21/96           35428
6/28/96           36360
7/5/96            34933
7/12/96           32466
7/19/96           31428
7/26/96           29670
8/2/96            33150
8/9/96            33634
8/16/96           34790
8/23/96           35353
8/30/96           34206
9/6/96            34376
9/13/96           36895
9/20/96           36848
9/27/96           37311
10/4/96           39634
10/11/96          39050
10/18/96          39626
10/25/96          38449
11/1/96           38409
11/8/96           40710
11/15/96          42089
11/22/96          43315
11/29/96          44420
12/6/96           42598
12/13/96          41408
12/20/96          42980
12/27/96          44454
1/3/97            44849
1/10/97           46272
1/17/97           48194
1/24/97           46997
1/31/97           47575
2/7/97            47745
2/14/97           49719
2/21/97           49524
2/28/97           48123
3/7/97            49918
3/14/97           48989
3/21/97           46272
3/28/97           45024
4/4/97            42063
4/11/97           41127
4/18/97           42855
4/25/97           41474
5/2/97            46015
5/9/97            47373
5/16/97           48355
5/23/97           50724
5/30/97           51907
6/6/97            54277
6/13/97           57439
6/20/97           57880
6/27/97           58178
7/4/97            61054
7/11/97           62447
7/18/97           62356
7/25/97           63135
8/1/97            64777
8/8/97            63865
8/15/97           62189
8/22/97           62488
8/29/97           62809
9/5/97            65504
9/12/97           66483
9/19/97           68749
9/26/97           69572
10/3/97           72496
10/10/97          71850
10/17/97          69156
10/24/97          68645
10/31/97          67062
11/7/97           67124
11/14/97          66179
11/21/97          68712
11/28/97          68612
12/5/97           71098
12/12/97          68287
12/19/97          67512
12/26/97          67765
1/2/98            71320
1/9/98            67258
1/16/98           69981
1/23/98           68816
1/30/98           70752
2/6/98            73730
2/13/98           74593
2/20/98           75151
2/27/98           76584
3/6/98            76823
3/13/98           78281
3/20/98           79892
3/27/98           80143
4/3/98            81701
4/10/98           80442
4/17/98           80563
4/24/98           77937
5/1/98            79286
5/8/98            77812
5/15/98           76088
5/22/98           74438
5/29/98           73103
6/5/98            73523
6/12/98           70279
6/19/98           69235
6/26/98           70508
7/3/98            72865
7/10/98           73155
7/17/98           73623
7/24/98           68694
7/31/98           65387
8/7/98            62988
8/14/98           60143
8/21/98           58633
8/28/98           52687
9/4/98            50513
9/11/98           50686
9/18/98           52310
9/25/98           53073
10/2/98           51650
10/9/98           47156
10/16/98          51365
10/23/98          53688
10/30/98          55976
11/6/98           59638
11/13/98          57353
11/20/98          58502
11/27/98          59364
12/4/98           58102
12/11/98          56085
12/18/98          55310
12/25/98          56211
1/1/99            58223
1/8/99            58991
1/15/99           55814
1/22/99           54344
1/29/99           53713
2/5/99            51440
2/12/99           48744
2/19/99           48301
2/26/99           47242
3/5/99            48280
3/12/99           48376
3/19/99           47423
3/26/99           45914
4/2/99            46014
4/9/99            46479
4/16/99           48935
4/23/99           50803
4/30/99           51607
5/7/99            52871
5/14/99           52411
5/21/99           52545
5/28/99           50685
6/4/99            51286
6/11/99           49652
6/18/99           51325
6/25/99           49596
7/2/99            52613
7/9/99            52373
7/16/99           52573
7/23/99           49349
7/30/99           46971
8/6/99            43008
8/13/99           42477
8/20/99           42684
8/27/99           41669
9/3/99            40855
9/10/99           40243
9/17/99           37119
9/24/99           32494
10/1/99           32623
10/8/99           32493
10/15/99          27463
10/22/99          27420
10/29/99          28818
11/5/99           29992
11/12/99          28909
11/19/99          27998
11/26/99          25152
12/3/99           24049
12/10/99          20728
12/17/99          18939
12/24/99          18879
12/31/99          20638
1/7/00            20821
1/14/00           20650
1/21/00           18872
1/28/00           16402
2/4/00            17619
2/11/00           14598
2/18/00           12164
2/25/00            9666
3/3/00            10248
3/10/00            7951
3/17/00            9135
3/24/00           10259
3/31/00           10932
4/7/00            10767
4/14/00            8039
4/20/00            8781
4/28/00            9541
5/5/00             9040
5/12/00            8127
5/19/00            6836
5/26/00            5752
6/2/00             9650
6/9/00             9824
6/16/00           10116
6/23/00            8090
6/30/00            9250
7/7/00            11528
7/14/00           12877
7/21/00           12042
7/28/00           10164
8/4/00            11603
8/11/00           13589
8/18/00           13825
8/25/00           13485
9/1/00            14150
9/8/00            14315
9/15/00           13643
9/22/00           10618
9/29/00           11095
10/6/00            8707
10/13/00           5633
10/20/00           4581
10/27/00           4386
11/3/00            6812
11/10/00           5068
11/17/00           5644
11/24/00           4810
12/1/00            4622
12/8/00            6701
12/15/00           5949
12/22/00           7446
12/29/00          10533
1/5/01            11464
1/12/00           13319
1/19/00           14120
1/26/00           15929
2/2/01            17762
2/9/01            17874
2/16/01           17976
2/23/01           15405
3/2/01            17031
3/9/01            17492
3/16/01           13001
3/23/01           11428
3/30/01           13331
4/6/01            11352
4/13/01           13169
4/20/01           14600
4/27/01           15971
5/4/01            17559
5/11/01           18032
5/18/01           21139
5/25/01           20938
6/1/01            20987
6/8/01            21842
6/15/01           19902
6/22/01           19765
6/29/01           21821
7/6/01            20839
7/13/01           21161
7/20/01           21242
7/27/01           21097
8/3/01            22902
8/10/01           22982
8/17/01           23567
8/24/01           24714
8/31/01           22753
9/7/01            19902
9/14/01           19080
9/21/01           10913

The twelve months ended August 31, 2001 produced some of the widest spreads in returns ever seen between value and growth stocks and between midcap and large cap stocks. The next chart plots the spread between the twelve-month returns of the Russell 3000 Growth and Value Indices (green line) and between the Russell Top 200 Index (the largest 200 stocks in the U.S. market) and the Russell Midcap Index (the next largest 800 stocks), plotted as the violet line.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      MONTHLY DIFFERENCE IN TOTAL RETURNS

            Between Russell Top 200 and MicCap Indices (Cap Weighted)

                           Data as of August 31, 2001

                        Source: The Frank Russell Company

                     MONTHLY DIFFERENCE IN TOTAL RETURNS OF
                                 RUSSELL INDICES

                      Russell Top             Russell 3000 Growth
                     200 vs Midcap                vs Value

Jan-80                     9.78                   -10.85
Feb-80                    12.47                    -6.53
Mar-80                      7.1                     1.22
Apr-80                     6.25                    -0.37
May-80                     5.42                    -2.69
Jun-80                     9.07                     -4.6
Jul-80                    14.64                    -5.65
Aug-80                    13.24                    -5.44
Sep-80                    17.97                    -5.45
Oct-80                    21.16                    -8.31
Nov-80                    23.97                    -0.19
Dec-80                    16.22                     -0.7
Jan-81                     4.43                    -5.54
Feb-81                     2.96                   -10.36
Mar-81                     5.66                   -25.21
Apr-81                     2.61                   -25.36
May-81                     5.34                   -23.81
Jun-81                    -1.52                   -16.35
Jul-81                    -3.38                    -9.95
Aug-81                    -6.39                    -7.41
Sep-81                   -11.21                    -7.14
Oct-81                   -10.41                   -10.68
Nov-81                   -15.33                   -12.93
Dec-81                   -13.58                   -11.11
Jan-82                    -8.19                    -6.21
Feb-82                    -9.73                    -6.94
Mar-82                   -10.66                    -1.66
Apr-82                    -6.69                     0.52
May-82                    -8.63                     3.88
Jun-82                    -5.39                     3.12
Jul-82                    -5.38                     1.81
Aug-82                    -6.23                     2.16
Sep-82                    -2.76                    -0.57
Oct-82                    -6.09                    -1.45
Nov-82                    -0.24                    -4.88
Dec-82                    -0.31                    -4.03
Jan-83                    -1.52                    -6.89
Feb-83                     4.86                    -7.02
Mar-83                     6.66                     -7.6
Apr-83                     1.75                    -4.16
May-83                     4.47                    -15.3
Jun-83                    10.08                   -16.66
Jul-83                     2.01                   -17.22
Aug-83                     0.25                   -12.18
Sep-83                    -1.74                   -11.68
Oct-83                    -7.61                    -3.34
Nov-83                      -13                    -4.03
Dec-83                   -12.95                     -2.3
Jan-84                   -18.58                     0.26
Feb-84                   -21.03                     4.01
Mar-84                   -18.84                     3.67
Apr-84                   -16.24                     4.51
May-84                   -15.26                     9.95
Jun-84                   -15.87                      8.5
Jul-84                   -13.34                    10.54
Aug-84                   -11.36                     7.54
Sep-84                   -14.64                     8.51
Oct-84                   -10.91                     5.57
Nov-84                   -12.33                     7.24
Dec-84                   -12.03                     5.54
Jan-85                    -3.04                     1.34
Feb-85                    -1.19                    -1.92
Mar-85                     -3.1                    -0.59
Apr-85                    -6.21                    -3.28
May-85                    -6.37                    -3.84
Jun-85                    -9.56                    -3.63
Jul-85                     -8.6                    -7.58
Aug-85                    -9.22                    -4.96
Sep-85                    -5.04                    -1.65
Oct-85                    -6.59                    -2.36
Nov-85                    -0.76                    -1.38
Dec-85                     1.22                     0.35
Jan-86                    -1.98                     0.78
Feb-86                    -1.39                     0.33
Mar-86                     2.14                    -0.47
Apr-86                     8.88                    -2.19
May-86                      9.6                    -2.53
Jun-86                    10.97                    -0.79
Jul-86                     6.42                     2.38
Aug-86                     2.33                     2.52
Sep-86                    -2.16                    -3.08
Oct-86                    -0.36                    -1.81
Nov-86                    -3.61                     0.06
Dec-86                    -4.52                    -0.72
Jan-87                     -1.4                     2.66
Feb-87                     3.74                      0.4
Mar-87                     1.12                     2.07
Apr-87                    -2.65                     5.04
May-87                    -2.63                     5.23
Jun-87                    -3.95                     6.01
Jul-87                     0.01                     4.58
Aug-87                     6.83                     5.44
Sep-87                    10.95                        8
Oct-87                     3.11                    11.34
Nov-87                     0.98                      5.7
Dec-87                     4.05                     4.17
Jan-88                    -4.41                     2.86
Feb-88                     -7.8                     2.18
Mar-88                    -7.93                     -3.3
Apr-88                    -8.54                    -4.45
May-88                   -10.74                    -3.79
Jun-88                   -10.03                    -7.12
Jul-88                   -11.56                    -5.18
Aug-88                   -12.96                    -6.35
Sep-88                   -11.66                    -5.36
Oct-88                   -10.94                   -10.77
Nov-88                   -10.06                     -5.5
Dec-88                   -11.63                    -3.91
Jan-89                    -4.34                    -2.14
Feb-89                       -6                    -1.51
Mar-89                    -4.61                     4.52
Apr-89                    -1.22                     4.73
May-89                     1.68                     2.87
Jun-89                     0.12                     5.39
Jul-89                     6.22                     6.01
Aug-89                     8.03                        5
Sep-89                     7.44                     4.67
Oct-89                      9.8                     5.25
Nov-89                    12.86                     4.69
Dec-89                    10.46                     6.19
Jan-90                     6.68                     5.46
Feb-90                        6                     8.01
Mar-90                     9.03                     7.03
Apr-90                     9.17                     8.87
May-90                    11.27                    10.16
Jun-90                    15.39                    10.58
Jul-90                    10.92                    10.68
Aug-90                     9.43                    13.31
Sep-90                     7.15                    14.63
Oct-90                     7.27                    15.38
Nov-90                     6.31                    12.34
Dec-90                     7.53                    10.56
Jan-91                    11.39                     7.78
Feb-91                    15.17                      7.4
Mar-91                    14.65                     5.18
Apr-91                    10.65                     1.56
May-91                     8.64                     0.05
Jun-91                     4.17                      0.1
Jul-91                     5.82                    -3.46
Aug-91                     9.72                    -7.77
Sep-91                     9.79                   -14.11
Oct-91                     7.76                   -20.65
Nov-91                    10.05                   -13.33
Dec-91                    16.25                   -11.69
Jan-92                    11.39                   -13.43
Feb-92                     6.52                    -12.9
Mar-92                     1.88                     -9.3
Apr-92                    -0.68                       -6
May-92                    -1.36                    -4.85
Jun-92                    -2.91                    -5.18
Jul-92                    -3.65                    -4.99
Aug-92                     -3.3                    -3.87
Sep-92                    -2.57                    -4.16
Oct-92                    -1.12                    -6.03
Nov-92                    -2.82                    -9.18
Dec-92                    -9.68                   -10.36
Jan-93                    -11.5                    -7.51
Feb-93                   -14.43                    -4.46
Mar-93                   -14.53                    -6.79
Apr-93                    -12.9                    -9.04
May-93                   -11.48                    -9.91
Jun-93                   -12.87                      -11
Jul-93                   -15.96                   -11.88
Aug-93                   -18.28                      -14
Sep-93                   -18.74                   -13.62
Oct-93                    -17.4                    -8.72
Nov-93                    -16.4                    -4.79
Dec-93                   -14.96                    -6.09
Jan-94                   -12.24                    -3.72
Feb-94                    -4.69                    -7.02
Mar-94                    -4.57                    -5.37
Apr-94                    -3.39                    -4.78
May-94                    -4.78                    -2.19
Jun-94                    -2.35                    -0.96
Jul-94                     0.68                        0
Aug-94                     2.93                     0.12
Sep-94                     5.64                     1.32
Oct-94                     4.17                     1.14
Nov-94                      3.7                     0.93
Dec-94                     4.15                     3.73
Jan-95                     4.52                     4.05
Feb-95                     3.59                     4.74
Mar-95                     6.22                     4.63
Apr-95                     6.74                     5.73
May-95                     5.91                      4.7
Jun-95                    10.23                     3.13
Jul-95                    11.27                     1.62
Aug-95                     6.05                     1.08
Sep-95                     5.09                     4.37
Oct-95                     4.57                     5.51
Nov-95                     2.54                     3.29
Dec-95                    -0.46                      4.9
Jan-96                     0.93                     6.05
Feb-96                     2.18                     5.98
Mar-96                    -0.88                      5.4
Apr-96                      3.7                     0.72
May-96                     7.48                     1.35
Jun-96                     3.39                     5.55
Jul-96                    -1.16                      9.1
Aug-96                     0.42                     7.32
Sep-96                     2.99                      5.4
Oct-96                    -2.14                     4.77
Nov-96                    -0.98                     7.94
Dec-96                     0.28                     5.02
Jan-97                     2.69                     6.86
Feb-97                    -2.07                     9.53
Mar-97                    -2.82                      9.5
Apr-97                    -3.57                     16.7
May-97                    -4.14                    14.38
Jun-97                    -4.15                    13.47
Jul-97                      1.1                    11.98
Aug-97                    -1.85                      7.8
Sep-97                    -7.23                     6.09
Oct-97                    -3.95                     4.41
Nov-97                    -4.46                     5.48
Dec-97                    -6.09                     5.52
Jan-98                    -3.24                     6.17
Feb-98                     1.24                     4.39
Mar-98                     1.86                     5.96
Apr-98                    -0.04                     1.66
May-98                    -4.59                     4.77
Jun-98                     1.64                     7.23
Jul-98                     1.23                     12.6
Aug-98                     2.32                    18.21
Sep-98                      5.3                    19.05
Oct-98                      7.8                    21.66
Nov-98                    12.06                    21.08
Dec-98                    21.52                    23.88
Jan-99                    23.41                    25.89
Feb-99                     16.4                    24.59
Mar-99                    21.83                    24.81
Apr-99                    12.28                    20.03
May-99                    11.83                    15.71
Jun-99                    11.19                    14.59
Jul-99                     9.54                      8.1
Aug-99                    19.23                    10.12
Sep-99                    17.03                    10.06
Oct-99                    18.63                    11.23
Nov-99                    22.02                     8.25
Dec-99                    27.17                     3.56
Jan-00                    18.29                    -3.35
Feb-00                    37.37                   -15.79
Mar-00                    28.96                   -12.38
Apr-00                    31.17                     -4.6
May-00                     26.3                    -1.62
Jun-00                    34.24                    -4.36
Jul-00                    28.51                    -4.75
Aug-00                    29.08                   -11.11
Sep-00                    14.52                    -17.6
Oct-00                     3.49                   -18.63
Nov-00                    -14.9                   -16.32
Dec-00                   -30.45                   -20.39
Jan-01                   -25.28                    -18.4
Feb-01                   -48.76                   -11.45
Mar-01                   -43.88                   -13.79
Apr-01                    -39.2                   -17.84
May-01                   -37.73                   -20.09
Jun-01                   -46.82                   -20.36
Jul-01                   -43.85                   -17.84
Aug-01                    -44.6                      -16

For both lines, three distinct market epochs can be identified. For nineteen years prior to 1998, the spread between the twelve-month returns of growth versus value stocks or between large cap versus midcap stocks rarely widened more than 20% one way or the other. During this long initial period, one half of the market always had a tendency to catch up with the other.

From 1998 through midyear 2000 however, the two halves of the market separated more widely and for prolonged periods. Growth stocks were favored over value by almost 40% a year and large cap stocks outperformed midcap by up to 26% per year. It was "different this time" according to New Economy enthusiasts, thus justifying huge differentials in valuations between stocks well positioned for the future and stocks less fortunate. And the more these New Economy stocks rose in price and capitalization, it appears to us that the more institutions bought such stocks to cause their portfolios to conform to the broad market indices. Thus, we believe, the largest stocks became larger still due to follow-on institutional buying, especially by index funds.

Finally from early 2000 to date, the market produced a powerful reversal against the style biases that were so successful from 1998 through early 2000. Old Economy value stocks trounced New Economy growth stocks and neglected midcap stocks outperformed the well known large caps. The severity of these style reversals indicates to us a market shift of unprecedented ferocity.

We believe that the sudden collapse of the New Economy bubble was caused by investors' abrupt realization that many of these companies would never produce earnings and that the easy money from venture capital and IPOs would no longer be available to keep these companies alive. With astronomical valuations, any disappointment could (and did) cause a severe correction in valuation multiples. The chart below plots the price-to-forecast earnings ratio of the Russell 3000 Growth Index over the last twenty-two years. At its peak in early 2000, the Russell 3000 Growth Index (representing more than half of the U.S. market's total capitalization) was selling at a record 52 times the next year's forecast earnings. As of August 31, 2001 however, this ratio had declined by almost half to just 28 times forecast earnings.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  FORECAST P/E RATIOS OF THE RUSSELL 3000 INDEX
                  Russell 3000 Growth Index through August 2001

          Source: the Frank Russell Company (data through August 2001)

Russell 3000 Growth Index

Mar-79       9.3
Jun-79       9.1
Sep-79       9.3
Dec-79       9.4
Mar-80       8.2
Jun-80       8.7
Sep-80        10
Dec-80        11
Mar-81      10.4
Jun-81      10.2
Sep-81       8.2
Dec-81       9.1
Mar-82       7.9
Jun-82       8.3
Sep-81       9.2
Dec-81      11.7
Mar-83      12.5
Jun-83      14.3
Sep-83      12.8
Dec-83      12.6
Mar-84      10.8
Jun-84      10.8
Sep-84      10.7
Dec-84        11
Mar-85      11.7
Jun-85      12.8
Sep-85      11.7
Dec-85        14
Mar-86      15.2
Jun-86      16.4
Sep-86      13.8
Dec-86      14.8
Jan-87      15.7
Feb-87      16.8
Mar-87        17
Apr-87      16.4
May-87      15.8
Jun-87        18
Jul-87      17.6
Aug-87      18.1
Sep-87      17.6
Oct-87      13.2
Nov-87      12.2
Dec-87      13.6
Jan-88      12.8
Feb-88      13.5
Mar-88      12.9
Apr-88      12.9
May-88      12.2
Jun-88      13.3
Jul-88      12.3
Aug-88      11.7
Sep-88      12.2
Oct-88      12.4
Nov-88        12
Dec-88      12.4
Jan-89      12.6
Feb-89      12.2
Mar-89      12.4
Apr-89      13.1
May-89      13.7
Jun-89      13.8
Jul-89      14.7
Aug-89      14.8
Sep-89      14.9
Oct-89      14.7
Nov-89      14.8
Dec-89      15.3
Jan-90      13.6
Feb-90      13.7
Mar-90      14.2
Apr-90        14
May-90      15.2
Jun-90      16.2
Jul-90        15
Aug-90      13.5
Sep-90      12.8
Oct-90      12.9
Nov-90      13.8
Dec-90      14.4
Jan-91      14.4
Feb-91      15.6
Mar-91      16.3
Apr-91      16.3
May-91        17
Jun-91      16.4
Jul-91      16.3
Aug-91      16.9
Sep-91      16.7
Oct-91        17
Nov-91      16.6
Dec-91      18.9
Jan-92      17.5
Feb-92      17.7
Mar-92      17.2
Apr-92      17.2
May-92      16.2
Jun-92      17.2
Jul-92      16.8
Aug-92      16.6
Sep-92      16.7
Oct-92      17.1
Nov-92      17.9
Dec-92        18
Jan-93        17
Feb-93      16.4
Mar-93        17
Apr-93      16.6
May-93      17.2
Jun-93      17.5
Jul-93      16.3
Aug-93        17
Sep-93      16.9
Oct-93      17.5
Nov-93      17.3
Dec-93      17.6
Jan-94      17.1
Feb-94      16.8
Mar-94      15.9
Apr-94        16
May-94      16.1
Jun-94      15.9
Jul-94      15.5
Aug-94      16.3
Sep-94      16.1
Oct-94      16.3
Nov-94      15.7
Dec-94      15.9
Jan-95        15
Feb-95      15.7
Mar-95      16.1
Apr-95      16.4
May-95      16.7
Jun-95        17
Jul-95      17.1
Aug-95      16.9
Sep-95      17.7
Oct-95      17.6
Nov-95      18.3
Dec-95      18.4
Jan-96        18
Feb-96      18.3
Mar-96      18.6
Apr-96      19.2
May-96      19.6
Jun-96      21.1
Jul-96      18.4
Aug-96        19
Sep-96      20.5
Oct-96      20.5
Nov-96      21.6
Dec-96      21.4
Jan-97      21.1
Feb-97      20.7
Mar-97      19.6
Apr-97      20.7
May-97      22.1
Jun-97      23.4
Jul-97      23.2
Aug-97      22.2
Sep-97        23
Oct-97      22.6
Nov-97      23.4
Dec-97      23.9
Jan-98      22.9
Feb-98      24.8
Mar-98      26.5
Apr-98        27
May-98        26
Jun-98      29.2
Jul-98      26.9
Aug-98      22.7
Sep-98      24.8
Oct-98      26.9
Nov-98      28.9
Dec-98      31.3
Jan-99      31.2
Feb-99      29.3
Mar-99      30.7
Apr-99      31.1
May-99      30.4
Jun-99      35.9
Jul-99      33.2
Aug-99      33.4
Sep-99      32.8
Oct-99      35.1
Nov-99      37.1
Dec-99      40.6
Jan-00      37.5
Feb-00      39.4
Mar-00      40.7
Apr-00      39.4
May-00      36.9
Jun-00      51.9
Jul-00      41.8
Aug-00      47.9
Sep-00      43.7
Oct-00      41.6
Nov-00      35.3
Dec-00      35.2
Jan-01      36.6
Feb-01      31.5
Mar-01      29.5
Apr-01      35.4
May-01      35.9
Jun-01      32.7
Jul-01        30
Aug-01        28

Unfortunately, the impact to the economy of a burst bubble is not just that INVESTORS made bad investments and lost money. In addition, it appears many COMPANIES also made bad investment decisions, over-expanding and over-paying for their acquisitions with easy money. Recall the Internet advertisements during the 2000 Superbowl game, many from companies no longer in business today. We believe this over-investment led to many failed projects and frequent earnings disappointments, thus compounding the collapse in stock prices. In the next chart, we plot earnings revisions for the Technology sector and for the entire Numeric universe covering all sectors since 1987. Note the much greater incidence of lowered estimates among Technology stocks in recent months. Note too that revisions to earnings forecasts among Technology companies have been weaker than at any time since early 1987 (when our data begins).


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                DIFFUSION INDICES
                               Three-Month Average

          Source: The Frank Russell Company; Numeric Investors L.P.(R)
                           (data through August 2001)

                    Technology/Diffusion         IBES/First Call
                           Index                 Diffusion Index
Mar-87                     -2.97                     -0.16
Apr-87                     -1.57                      0.04
May-87                     -0.12                      1.15
Jun-87                      0.58                      0.78
Jul-87                      0.45                      0.43
Aug-87                     -1.04                      0.74
Sep-87                     -1.39                      1.69
Oct-87                     -1.16                      2.09
Nov-87                     -2.44                     -0.36
Dec-87                     -3.36                     -1.99
Jan-88                     -3.62                     -2.62
Feb-88                      -2.1                     -0.72
Mar-88                      0.24                      0.95
Apr-88                     -0.04                      2.24
May-88                      1.79                      4.45
Jun-88                      1.97                      4.84
Jul-88                      3.18                      4.71
Aug-88                      0.65                       3.6
Sep-88                     -2.48                      3.33
Oct-88                     -7.76                      2.35
Nov-88                    -11.78                      2.22
Dec-88                    -13.73                      2.26
Jan-89                    -11.42                      2.77
Feb-89                     -8.36                      2.42
Mar-89                     -6.46                      2.24
Apr-89                     -4.04                      1.62
May-89                     -4.53                      0.42
Jun-89                     -3.75                     -0.24
Jul-89                     -7.52                     -1.06
Aug-89                    -10.45                     -1.85
Sep-89                    -13.23                     -2.28
Oct-89                    -13.03                     -2.65
Nov-89                    -12.66                     -3.03
Dec-89                    -11.39                     -3.43
Jan-90                     -9.36                     -3.33
Feb-90                     -5.77                     -4.21
Mar-90                     -4.29                     -5.42
Apr-90                     -3.99                     -5.92
May-90                     -2.98                     -5.73
Jun-90                      -1.5                     -4.46
Jul-90                     -1.83                     -4.34
Aug-90                     -5.53                     -3.95
Sep-90                    -10.09                     -6.01
Oct-90                    -13.69                     -7.95
Nov-90                    -15.25                    -10.07
Dec-90                    -14.58                     -9.93
Jan-91                    -11.23                     -8.27
Feb-91                     -7.04                     -7.83
Mar-91                     -3.13                     -6.78
Apr-91                     -3.74                     -7.78
May-91                     -3.17                     -6.55
Jun-91                     -4.68                      -6.2
Jul-91                     -6.01                     -5.08
Aug-91                    -10.94                     -4.84
Sep-91                    -11.97                     -4.61
Oct-91                    -11.57                     -4.46
Nov-91                    -10.03                     -3.99
Dec-91                    -10.94                     -4.64
Jan-92                     -8.73                     -4.62
Feb-92                     -4.99                     -4.59
Mar-92                     -1.58                     -3.13
Apr-92                      -1.6                     -1.73
May-92                     -2.89                      0.18
Jun-92                     -3.81                      0.32
Jul-92                     -6.18                      0.19
Aug-92                     -6.66                     -0.73
Sep-92                     -7.26                     -1.08
Oct-92                     -4.03                     -1.63
Nov-92                     -3.26                     -1.73
Dec-92                      -2.6                     -0.95
Jan-93                     -2.18                      -0.1
Feb-93                      0.25                     -0.18
Mar-93                      0.39                     -0.68
Apr-93                      1.12                     -0.88
May-93                      1.63                      0.31
Jun-93                      2.72                      0.81
Jul-93                       1.6                      0.86
Aug-93                      1.22                      0.31
Sep-93                     -0.69                      0.01
Oct-93                      -0.3                     -0.12
Nov-93                      0.62                      1.01
Dec-93                      2.18                      1.54
Jan-94                      2.18                      1.54
Feb-94                      2.49                      1.57
Mar-94                      3.92                      1.79
Apr-94                      5.26                      2.41
May-94                      7.21                      2.97
Jun-94                      6.08                      2.53
Jul-94                      5.03                      2.92
Aug-94                      2.05                      3.51
Sep-94                      2.42                      4.26
Oct-94                      5.01                      5.29
Nov-94                      8.06                      5.96
Dec-94                       9.9                      6.14
Jan-95                     12.35                      5.08
Feb-95                     14.21                      4.16
Mar-95                     15.29                      4.19
Apr-95                      13.9                      5.31
May-95                     15.72                      5.16
Jun-95                     16.65                      4.78
Jul-95                     18.62                      3.93
Aug-95                     16.44                      3.95
Sep-95                     13.83                      3.95
Oct-95                     10.81                      4.24
Nov-95                      7.18                      3.99
Dec-95                      4.71                         4
Jan-96                      1.97                       3.2
Feb-96                     -2.47                      2.03
Mar-96                     -5.51                      1.35
Apr-96                     -6.62                      1.71
May-96                     -3.95                      3.24
Jun-96                     -3.36                      3.54
Jul-96                     -6.59                      3.45
Aug-96                    -10.51                      2.79
Sep-96                    -10.71                      2.75
Oct-96                     -9.18                      3.57
Nov-96                     -6.12                      4.39
Dec-96                     -3.34                      5.72
Jan-97                      1.49                      5.32
Feb-97                      3.37                      4.98
Mar-97                      2.89                      3.92
Apr-97                      1.67                      3.95
May-97                      1.08                       3.7
Jun-97                      1.08                      3.47
Jul-97                      2.21                      3.45
Aug-97                       4.2                      4.65
Sep-97                       4.8                      4.98
Oct-97                      2.33                       5.5
Nov-97                      0.24                      4.57
Dec-97                     -2.48                       4.2
Jan-98                     -5.54                      2.31
Feb-98                     -8.94                      -0.2
Mar-98                      -8.8                     -1.34
Apr-98                     -7.21                     -1.39
May-98                      -4.7                      0.77
Jun-98                      -5.5                      0.49
Jul-98                     -6.77                     -0.22
Aug-98                     -7.83                     -2.48
Sep-98                     -5.55                     -3.02
Oct-98                     -4.03                      -4.7
Nov-98                      -2.5                        -5
Dec-98                     -0.93                     -3.85
Jan-99                      4.83                     -1.48
Feb-99                      5.56                     -0.44
Mar-99                      4.66                     -0.12
Apr-99                      5.08                      1.34
May-99                       4.6                      4.13
Jun-99                      4.79                      5.24
Jul-99                      5.72                      5.22
Aug-99                      5.85                       4.9
Sep-99                      6.89                      4.15
Oct-99                      9.49                      6.65
Nov-99                      9.95                      5.89
Dec-99                     10.44                      6.73
Jan-00                      8.03                       5.9
Feb-00                      8.81                      7.24
Mar-00                       9.5                      8.38
Apr-00                     13.89                     13.16
May-00                     13.76                     12.56
Jun-00                     13.31                     10.89
Jul-00                     12.82                      8.64
Aug-00                     12.87                      7.17
Sep-00                     12.56                      7.02
Oct-00                      11.5                      4.12
Nov-00                      9.92                      3.58
Dec-00                      5.32                      1.41
Jan-01                     -5.12                      -0.9
Feb-01                     -9.81                      -3.4
Mar-01                    -16.81                     -5.87
Apr-01                    -24.31                      -7.9
May-01                    -23.92                     -7.11
Jun-01                    -19.77                     -6.69
Jul-01                    -18.71                     -7.58
Aug-01                    -18.71                     -7.95


With earnings estimates falling in tandem with contracting valuation multiples, there has been a catastrophic decline in share prices. The result has been complete devastation to the value of many Technology stocks, including many that were among the most glamorous in the world just two years ago. In the following chart we compare the total return of the Technology sector with other "Old Economy" sectors from pre-bubble January 1997 through post-bubble August 2001. Note the 300% return for the Technology sector in the three-year period through early 2000, followed by a complete reversal thereafter. Thus from their peak, the average Technology stock has declined 75% in just eighteen months. And those boring Old Economy stocks have now outperformed the New Economy over the past 41/2 years from the start of the bubble to its demise.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 NEW ECONOMY VS. OLD ECONOMY SECTOR PERFORMANCE
             Cumulative Performance January 1997 through August 2001

          Source: the Frank Russell Company; Numeric Investors L.P.(R)
                           (data through August 2001)

       Basic Industry      Energy     Industrial     Technology
Jan-97      0.41            2.52         2.56           5.87
Feb-97      3.47           -8.63         0.13          -4.55
Mar-97     -1.11           -5.13        -3.92         -13.56
Apr-97      1.39           -7.02        -2.32         -12.21
May-97     10.15            3.42         6.69           4.05
Jun-97     13.72            5.15        12.17           5.57
Jul-97      21.6           15.67        19.75          19.78
Aug-97     20.91           22.36        19.51           24.6
Sep-97     24.75           33.89        24.69          28.49
Oct-97     12.98            32.8        17.48          13.01
Nov-97     11.13           20.86        17.83          10.47
Dec-97      7.51           19.89        18.63           6.01
Jan-98      9.39            6.91        17.23           7.94
Feb-98     14.57           13.41        28.49          20.86
Mar-98     20.51           18.83        34.17          21.19
Apr-98     23.16           23.05        35.01          26.66
May-98     13.66            14.6        29.07          12.28
Jun-98      7.96             6.3         25.6          19.69
Jul-98      0.91          -11.22         17.7           9.78
Aug-98    -17.09          -33.92        -4.96         -17.76
Sep-98    -12.28          -20.45        -2.08          -6.32
Oct-98     -4.15          -14.42         6.91           2.92
Nov-98      -1.1          -26.78        11.96          16.44
Dec-98     -2.31          -27.27        15.67          32.22
Jan-99     -5.83          -32.97           13          50.11
Feb-99     -4.96          -35.25         8.48          33.74
Mar-99      -3.3          -18.26         7.21          42.35
Apr-99     21.51           -6.13        22.18          47.06
May-99     13.63           -8.16        23.55          50.47
Jun-99     19.66           -5.44        27.69          71.09
Jul-99     14.57           -2.02        23.82          68.15
Aug-99       9.2            1.72         16.9          73.16
Sep-99      5.98           -3.31         8.99           82.7
Oct-99      4.83           -6.23         4.14         105.26
Nov-99      4.23           -6.89         5.09         146.58
Dec-99     17.87           -4.07         9.33         211.16
Jan-00      3.94           -3.71          0.8         208.48
Feb-00     -8.09            0.81         -3.5          303.8
Mar-00      3.72           22.33         7.26         273.68
Apr-00      2.68           21.69         9.85         211.35
May-00     -1.94           35.56         5.47         171.43
Jun-00     -8.86           31.03         0.92         230.17
Jul-00     -8.36            20.1         3.55         196.69
Aug-00     -3.96           39.55         8.91         242.77
Sep-00    -12.14           40.57         3.79         194.06
Oct-00     -3.31           28.44         8.19         156.22
Nov-00     -2.37           18.61         3.06          76.71
Dec-00     11.74           48.49         8.29          76.24
Jan-01      8.47           40.71        12.92         109.31
Feb-01       8.9           41.51        11.48           44.7
Mar-01      2.43           35.28         4.38          18.54
Apr-01      9.45           50.91        14.66          49.05
May-01     12.67           48.72        20.76          43.36
Jun-01      7.82           23.85        16.16          44.77
Jul-01      5.09            11.7        12.86          20.55
Aug-01      6.49            4.25        11.23           3.48

With the abrupt destruction of so much paper wealth, it appears that economists are now concerned about the "Wealth Effect" in which the real economy contracts because consumers spend less after their investments have declined in value. Indeed the history of past financial mania suggests that a contraction in consumer spending and the real economy is likely following the collapse of a bubble.

With the sell-off following the terrorist attacks on September 11th, and the resulting flight to Treasury bonds, the market has dropped to a level that appears undervalued, if one compares the S&P 500's forecast earnings yield to the yield on a 10-year Treasury note. In the chart below, note how tight has been the fit between the two yields since 1980. Note too how the Treasury yield has been higher than the forecast earnings yield for most of the past five years, indicating how expensive the market has been for much of the recent past. Lastly, as the numbers on the right of the chart show, note how the market's current forecast earnings yield is well above that of the Treasury yield, indicating to us apparent undervaluation of stocks at the moment.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    S&P 500 BOTTOM-UP FORECAST EARNINGS YIELD
                           VS. 10-YEAR TREASURY YIELD

                             SOURCE: IBES/FIRST CALL

                      Month-end data through September 2001

                    S&P 500
                 EARNINGS YIELD   10-YR TREASURY YIELD
Jan-80               13.49               11.12
Feb-80                13.4               12.73
Mar-80               13.86                12.6
Apr-80               14.42               10.76
May-80                14.1               10.22
Jun-80               14.06               10.02
Jul-80               13.31               10.68
Aug-80               13.31               11.54
Sep-80               13.14               11.85
Oct-80               13.07               12.43
Nov-80               12.09               12.63
Dec-80               12.82               12.33
Jan-81               13.67               12.62
Feb-81                12.9               13.38
Mar-81               13.02               13.07
Apr-81               13.36               14.05
May-81               13.51               13.45
Jun-81               13.78                13.8
Jul-81               13.85               14.59
Aug-81               14.92               15.38
Sep-81               15.95               15.77
Oct-81               15.27                14.6
Nov-81               14.68               13.14
Dec-81               15.07               13.98
Jan-82                15.5                14.1
Feb-82               13.33               13.99
Mar-82               15.82               14.12
Apr-82               15.01               13.77
May-82               15.36               13.67
Jun-82               15.55               14.37
Jul-82                15.7               13.63
Aug-82               13.82               12.76
Sep-82               13.68               11.88
Oct-82               12.27                  11
Nov-82               11.82               10.79
Dec-82               11.74               10.39
Jan-83               11.42               10.79
Feb-83               11.18               10.28
Mar-83               10.84                10.6
Apr-83               10.21               10.25
May-83               10.28               10.81
Jun-83               10.06               10.93
Jul-83               10.56               11.74
Aug-83               10.67               11.96
Sep-83               10.63                11.4
Oct-83               10.99               11.69
Nov-83               10.95               11.61
Dec-83               11.26               11.79
Jan-84                11.6               11.65
Feb-84               12.24               12.02
Mar-84               12.14               12.49
Apr-84               12.18                12.8
May-84                13.1               13.87
Jun-84               12.99               13.79
Jul-84               13.35               12.88
Aug-84               12.07               12.76
Sep-84               12.14               12.46
Oct-84               12.21               11.74
Nov-84               12.41               11.57
Dec-84               12.16               11.54
Jan-85               11.28               11.14
Feb-85               11.13                11.9
Mar-85               11.13               11.64
Apr-85               11.05                11.4
May-85                10.4               10.31
Jun-85               10.26               10.28
Jul-85                10.3               10.56
Aug-85               10.49               10.28
Sep-85               10.74               10.31
Oct-85               10.53               10.02
Nov-85               10.43                 9.6
Dec-85                9.85                9.01
Jan-86                9.53                9.07
Feb-86                9.43                8.13
Mar-86                8.67                7.38
Apr-86                8.19                7.37
May-86                8.25                8.02
Jun-86                7.87                7.34
Jul-86                8.02                7.33
Aug-86                8.23                6.94
Sep-86                7.69                7.45
Oct-86                8.46                7.34
Nov-86                8.07                7.15
Dec-86                7.99                7.24
Jan-87                8.31                7.17
Feb-87                8.31                7.17
Mar-87                7.19                 7.5
Apr-87                 7.1                8.19
May-87                7.41                8.47
Jun-87                7.31                8.37
Jul-87                6.95                8.66
Aug-87                6.42                8.97
Sep-87                7.38                9.59
Oct-87                9.79                8.86
Nov-87                9.43                8.97
Dec-87                9.37                8.86
Jan-88                9.31                8.25
Feb-88                9.21                8.14
Mar-88                8.84                8.56
Apr-88                9.33                8.87
May-88                9.99                9.17
Jun-88                9.28                 8.8
Jul-88                9.57                9.12
Aug-88               10.07                9.24
Sep-88                9.87                8.87
Oct-88                9.65                8.63
Nov-88               10.29                9.06
Dec-88                9.95                9.14
Jan-89                9.73                8.98
Feb-89                 9.6                 9.3
Mar-89                9.65                9.29
Apr-89                9.36                9.03
May-89                9.11                 8.6
Jun-89                8.99                8.06
Jul-89                8.69                 7.8
Aug-89                8.44                8.26
Sep-89                8.48                8.32
Oct-89                8.46                7.92
Nov-89                8.47                7.85
Dec-89                8.19                7.95
Jan-90                8.49                8.41
Feb-90                8.67                8.53
Mar-90                 8.5                8.65
Apr-90                8.39                9.04
May-90                8.09                8.63
Jun-90                7.88                8.43
Jul-90                7.89                8.36
Aug-90                 8.5                8.86
Sep-90                9.08                8.81
Oct-90                9.54                8.64
Nov-90                8.76                8.26
Dec-90                8.41                8.09
Jan-91                8.75                8.03
Feb-91                7.36                8.01
Mar-91                7.17                8.05
Apr-91                 6.8                8.02
May-91                7.19                8.06
Jun-91                7.05                8.25
Jul-91                6.94                8.17
Aug-91                6.81                7.82
Sep-91                6.92                7.48
Oct-91                6.85                7.47
Nov-91                6.81                7.37
Dec-91                7.06                6.74
Jan-92                6.45                 7.3
Feb-92                6.59                7.28
Mar-92                6.62                7.55
Apr-92                6.62                7.62
May-92                6.64                7.33
Jun-92                6.95                7.15
Jul-92                6.78                6.74
Aug-92                6.77                6.62
Sep-92                6.79                 6.4
Oct-92                6.99                7.01
Nov-92                6.74                6.96
Dec-92                6.67                6.94
Jan-93                 6.7                6.86
Feb-93                6.69                6.46
Mar-93                6.54                6.16
Apr-93                6.53                6.05
May-93                6.63                6.24
Jun-93                6.71                6.08
Jul-93                6.71                5.83
Aug-93                6.68                5.79
Sep-93                6.66                5.83
Oct-93                6.72                5.37
Nov-93                6.73                5.74
Dec-93                6.81                5.91
Jan-94                6.67                5.83
Feb-94                6.78                5.89
Mar-94                6.89                6.48
Apr-94                7.33                7.06
May-94                7.35                 7.1
Jun-94                 7.3                7.21
Jul-94                7.58                7.51
Aug-94                7.47                7.27
Sep-94                7.52                7.51
Oct-94                7.64                 7.8
Nov-94                7.86                8.06
Dec-94                8.14                7.82
Jan-95                8.02                 7.7
Feb-95                7.87                7.45
Mar-95                7.82                7.14
Apr-95                7.71                7.12
May-95                7.55                6.59
Jun-95                7.48                6.15
Jul-95                7.36                6.43
Aug-95                7.31                6.59
Sep-95                7.18                6.23
Oct-95                7.14                6.03
Nov-95                7.13                6.03
Dec-95                6.86                5.79
Jan-96                7.01                5.64
Feb-96                6.51                5.73
Mar-96                6.69                6.43
Apr-96                6.68                6.58
May-96                6.51                6.71
Jun-96                 6.6                7.02
Jul-96                6.92                6.91
Aug-96                6.68                6.66
Sep-96                6.53                 6.9
Oct-96                6.38                6.63
Nov-96                 6.2                6.25
Dec-96                6.27                6.41
Jan-97                6.05                 6.6
Feb-97                5.76                6.33
Mar-97                5.98                6.79
Apr-97                6.23                6.92
May-97                5.75                6.71
Jun-97                5.44                6.43
Jul-97                5.22                6.21
Aug-97                5.36                6.38
Sep-97                5.27                6.12
Oct-97                5.19                6.13
Nov-97                5.34                5.83
Dec-97                5.25                5.82
Jan-98                5.32                5.48
Feb-98                4.92                5.49
Mar-98                4.66                5.58
Apr-98                4.54                5.59
May-98                4.58                5.68
Jun-98                4.65                5.52
Jul-98                 4.4                5.47
Aug-98                4.72                5.42
Sep-98                4.99                4.91
Oct-98                4.84                 4.7
Nov-98                4.51                4.89
Dec-98                4.41                 4.6
Jan-99                4.16                4.73
Feb-99                4.24                4.98
Mar-99                4.02                5.14
Apr-99                3.99                5.14
May-99                4.02                5.61
Jun-99                4.12                5.94
Jul-99                3.95                5.76
Aug-99                4.22                5.89
Sep-99                 4.3                5.95
Oct-99                4.45                6.13
Nov-99                4.07                6.05
Dec-99                4.07                6.27
Jan-00                3.99                6.78
Feb-00                4.27                6.51
Mar-00                4.31                6.23
Apr-00                4.24                5.92
May-00                4.24                6.39
Jun-00                4.24                6.04
Jul-00                 4.2                6.11
Aug-00                4.22                5.75
Sep-00                4.22                5.69
Oct-00                4.65                5.65
Nov-00                4.46                5.73
Dec-00                4.46                5.32
Jan-01                4.48                5.26
Feb-01                4.48                5.08
Mar-01                   5                 4.9
Apr-01                4.57                5.34
May-01                4.55                5.76
Jun-01                4.64                5.42
Jul-01                4.66                5.14
Aug-01                4.94                4.83
Sep-01                5.25                4.58


Whereas the last five years were primarily a period of strong earnings growth and accelerating productivity gains, we believe the immediate future is much more clouded. Further reductions in earnings expectations seem to us almost certain. It appears that the economic contraction underway before September 11th has been compounded by the after-effects of this tragic day. In the chart below, we plot the bottom-up forecast for the S&P 500 weekly since the start of 1996, for the then-current and next fiscal years. The violet line plots a twelve-month earnings forecast as a blend of the two fiscal years. For most of this 51/2-year period, the violet line climbed as the economy grew from year to year, even as each year's earnings forecasts tended to decline because of excessive analyst optimism.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   YEAR-AHEAD BOTTOM-UP S&P EARNINGS FORECASTS

                           Source: IBES International

        Bottom-up consensus S&P 500 earnings estimates as of date shown, through September 28, 2001


FY1997    FY1998          FY1999       FY2000         FY2001        FY2002
48.23
48.06
47.84
47.87
47.76
47.59
47.52
47.36
47.48
47.32
47.27
47.23
47.16
47.22
47.11
47.13
47.19
47.17
47.13
47.22
47.15
47.08
47.12
47.04
47.02
46.93
46.88
46.79
46.72
46.63
46.56
46.56
46.47
46.44
46.44
46.33
46.45
46.29
46.2
46.3
46.26
46.3       52.54
46.26      52.51
46.22      52.36
46.24      52.41
46.25      52.47
46.25      52.56
46.21      52.63
46.28      52.83
46.31      52.84
46.34      53.08
46.35      53.22
46.32      53.06
46.3       53.13
46.38      53.09
46.39      53.15
46.33      53.08
46.27      52.77
46.28      52.71
46.26      52.73
46.26      52.73
46.06      52.63
46.03      52.55
45.93       52.5
45.91      52.49
45.9       52.46
45.85       52.4
45.93       52.5
45.94      52.49
46.01      52.44
45.97      52.43
45.93      52.42
45.94      52.47
45.8       52.33
45.76      52.37
45.69      52.32
45.64      52.27
45.6       52.23
45.6       52.24
45.59      52.26
45.52       52.2
45.71       52.4
45.55       52.2
45.55      52.24
45.52      52.25
45.52      52.15
45.45      52.19
45.44      52.16
45.39      52.08
45.29      51.96
45.22      51.91
45.21       51.9
45.15      51.85
45.17      51.81
45.17      51.78
45.07      51.71
44.97      51.65
45         51.65
44.91      51.51
44.85      51.46
44.82      51.38
44.75      51.29
44.75      51.19
44.62      51.01
44.72       51.1            57.2
44.74         51           57.34
44.86      50.98           57.35
45.05      50.82           57.14
           50.76           57.98
           50.46           57.55
           50.25           57.25
           50.17           57.49
            50.1           57.38
           49.98            57.4
           49.68           57.25
           49.34           56.99
            49.3           56.99
           48.83           56.58
           48.88           56.72
           48.77           56.72
           48.61           56.54
            48.4           56.39
           48.38           56.38
           48.58           56.59
           48.49           56.55
           48.41           56.49
           48.32           56.39
           48.17           56.27
           48.02           56.15
           48.05           56.07
           47.74           55.97
           47.59           55.89
           47.56            55.8
           47.57           55.86
           47.48           55.75
           47.34           55.55
           47.16           55.43
           46.99           55.29
           46.88           55.22
           46.65           55.19
           46.45           55.04
           46.35           55.09
           46.16           54.89
           45.84           54.31
           45.67           53.83
           45.48           53.88
           45.42           53.68
           45.37            53.4
           45.23           53.31
           45.07           52.97
           45.08           52.95
           45.06            52.6
           44.77           52.46
           44.62           52.25
           44.49           51.81
           44.39           51.83        59.15
           44.36           51.75        59.25
           44.32           51.42        58.59
           44.28           51.37        59.08
           44.41           51.37        59.39
           44.29           51.24        59.45
                           51.35        59.33
                           51.25        59.37
                           51.17        59.38
                           51.14        59.36
                           51.07        59.42
                           50.98        59.46
                           50.76        59.15
                           50.76        59.24
                           50.65        59.16
                           50.81        59.35
                           50.88         59.4
                           51.14        59.64
                           51.19        59.64
                           51.33        59.76
                           51.24        59.72
                           51.23        59.73
                           51.26        59.65
                           51.27        59.66
                           51.22        59.64
                           51.24        59.66
                           51.02        59.54
                            51.1        59.63
                           50.99        59.49
                           51.05         59.5
                           51.42        59.94
                           51.49        59.99
                           51.24        59.62
                           51.29         59.7
                           51.24        59.72
                           51.25        59.63
                           51.21        59.55
                           51.14        59.49
                           51.06        59.43
                           50.99        59.36
                           50.89        59.22
                           50.88        59.23
                           50.89        59.27
                           50.99        59.31
                           50.88        58.99
                           50.85        58.88
                           50.78         58.7
                           50.78        58.68
                           50.77        58.68
                           50.73        58.74
                           50.63        58.25
                           50.57        58.07          65.85
                           50.62        58.11          66.44
                           50.62        58.11          66.45
                           50.65        57.85          66.81
                            50.6        57.76          66.96
                            50.8        58.09          67.12
                           50.95        58.51          67.55
                                        58.39          67.57
                                        58.61          67.97
                                        58.53          67.87
                                        58.41          67.65
                                        58.82          67.51
                                        58.84           67.5
                                        58.58          67.19
                                        58.52          67.27
                                        58.22          67.13
                                         58.1          66.83
                                        58.07          66.69
                                        58.32          66.84
                                        58.57          66.92
                                        58.58          67.02
                                        58.68          67.07
                                        58.47          66.99
                                        58.38          66.72
                                         58.4           66.7
                                        58.53          66.88
                                        58.36          66.68
                                        58.59          67.04
                                         58.5          66.94
                                         58.2          66.22
                                        58.06          65.92
                                         58.3          66.34
                                        58.15          66.04
                                        57.95          65.55
                                        57.94          65.45
                                         58.1          65.66
                                        57.96          65.53
                                        57.96          65.53
                                        57.87          65.52
                                         57.8          65.13
                                        57.74          65.11
                                        57.72          65.03
                                        57.63          64.87
                                        57.43          64.45
                                        57.46          64.25
                                        57.61          63.82
                                        57.43          64.43
                                        57.36          63.53
                                        57.23          62.93
                                        57.19          62.44
                                        57.12          62.45
                                        56.88          61.43
                                        56.81          61.17
                                        56.46          60.32
                                        56.26          60.29         69.36
                                        56.22          60.22         68.99
                                         56.2          59.92         69.07
                                         56.1          59.51         68.46
                                         56.1          58.86          68.3
                                                       58.51         68.27
                                                       58.47         68.28
                                                       58.29         68.19
                                                       58.02         67.67
                                                       57.41         67.11
                                                       57.09         67.11
                                                       56.49         66.38
                                                       55.96          65.9
                                                       55.34         65.26
                                                       54.94          64.9
                                                       54.54          64.6
                                                       54.01         64.07
                                                       53.58         63.57
                                                       53.42         63.25
                                                       53.38         63.23
                                                       53.25         63.17
                                                        53.1         62.91
                                                       52.75         62.73
                                                       52.65         62.63
                                                       52.37         62.52
                                                       51.76         61.73
                                                       51.58         61.63
                                                       51.39         61.38
                                                        50.9         60.83
                                                       50.59         60.54
                                                       49.97          60.2
                                                       49.67         59.93
                                                        49.6         59.76
                                                       49.38         59.66
                                                       49.18         59.31
                                                       49.04         59.14
                                                       49.04         59.05
                                                       48.84         58.71
                                                       48.64         58.36
                                                       47.76         56.66
                                                          47         55.51

Since late 2000 however, the violet line has been in a steep decline because of the drastic decline in estimates for fiscal years 2001 and 2002. For the nine months ended September 30th, the forecast for fiscal year 2002 S&P 500 earnings has declined by $12.70, from $69.36 to $56.66. Extrapolating this rate of decline another fifteen months to the end of 2002, we believe earnings for next year could decline another $21 and thus be only about half of the earnings expected at the start of this year. Given the events of September 11th, the rate of decline in earnings, in our opinion, would seem certain to accelerate further.

Thus, we believe the apparent cheapness of the market based on current earnings expectations may be illusory if next year's earnings are much less than the current (and already stale) consensus estimate of about $57.

We can readily understand how earnings uncertainty and the new challenges of making war on terrorism make the level of the market less certain today than it was a few months ago. However if you believe in "stocks for the long term", today must be a better time to buy the market when the NASDAQ is at 1500, versus eighteen months ago, when the NASDAQ was at 5100. From a long-term perspective, we believe that the market is an attractive place to invest today.

SUCCESS OF OUR FUNDS

Numeric measures success by how well our strategies have beaten their benchmarks. We believe that investors always have the option of index funds, so active managers like Numeric must add value above the return of their benchmarks to remain in business over the long term. Even while we focus on our added value, we recognize that our investors also care if our funds are appreciating, because we believe it is the value of the fund that will ultimately fund our investors' ambitions, such as paying for college or retirement. The following table presents returns for our funds for the six and twelve months ended August 31, 2001. Several important observations can be made.

Reading the rightmost column first, we note that three out of our four funds declined last year in a falling market. The one exception, the N/I NUMERIC INVESTORS SMALL CAP VALUE FUND, gained almost 38% because the market rewarded the smaller, Old Economy stocks that were so out of favor just eighteen months ago and because our stock selection process was highly successful among such stocks. The rightmost column reveals that two of our four funds added substantial value relative to their benchmarks last year. Both the MicroCap and Small Cap Value Funds trounced their Russell 2000 Growth and Value Index benchmarks. Our Growth Fund essentially tied its Russell 2500 Growth Index benchmark, while our Midcap Fund lagged its benchmarks. Clearly our strategies were more successful in adding value among smaller than midcap stocks last year.


PERFORMANCE                                               1ST HALF               2ND HALF          FULL FISCAL YEAR
                                                     8/31/00 TO 2/28/01     2/28/01 TO 8/31/01        A/O 8/31/01
                                                     ------------------     ------------------     ----------------
N/I MICRO CAP FUND                                         -22.04%                 +2.41%               -20.16%
Russell 2000 Growth Index                                  -29.26%                 -8.03%               -34.94%
RELATIVE                                                    +7.22%                +10.44%               +14.78%

N/I GROWTH FUND                                            -33.48%                 -4.47%               -36.45%
Russell 2500 Growth Index                                  -32.07%                 -6.75%               -36.66%
RELATIVE                                                    -1.41%                 +2.28%                +0.21%

N/I MID CAP FUND                                           -13.47%                 -4.64%               -17.42%
S&P MidCap 400 Index                                        -7.95%                 -0.19%                -8.09%
Russell Midcap Index                                        -9.31%                 -4.04%               -12.97%
RELATIVE TO S&P MIDCAP 400 INDEX                            -5.52%                 -4.45%                -9.33%
RELATIVE TO RUSSELL MIDCAP INDEX                            -4.16%                 -0.60%                -4.45%

N/I SMALL CAP VALUE FUND                                   +19.24%                +15.70%               +37.97%
Russell 2000 Value Index                                   +10.31%                 +7.01%               +18.04%
RELATIVE                                                    +8.93%                 +8.69%               +19.93%

Comparing the leftmost and center columns, we note that the first half of the fiscal year was a more difficult period for our Funds (except for the Small Cap Value Fund) than the second half, in both absolute and relative terms. The benchmarks declined less and our Funds were able to add more value during the most recent six months than the prior. Some of the improvement in relative returns over the past six months can be attributed to the success of our new Quality of Earnings / Cashflow Yield models, which are reviewed briefly below.

PERFORMANCE ANALYSIS

As already discussed, expectations for the U.S. economy have crumpled over the last year. A year ago, Fiscal Year 2001 earnings estimates for the S&P 500 were $65; today they are below $48 and falling at a rate averaging 30 cents per week. With the terrorist attacks of September 11th, this negative trend has accelerated. In addition, the Technology sector, which previously enjoyed the best earnings growth expectations, has experienced the most drastic cuts in expectations. It is precisely this powerful and abrupt inflection in earnings expectations that has confounded our Estrend(TM) model and impaired our ability to add value in two of our four funds. Earnings expectations have slumped from euphoric to catastrophic in just a few quarters; and the violence of this shift has left our trend-following Estrend(TM) model behind the curve.

Inflection points confound the Estrend(TM) model whether the shift is negative (such as the invasion of Kuwait in 1990) or positive (such as action by the Fed to lower interest rates earlier this year). Conversely shocks that reinforce the prevailing trend do not impair the power of Estrend(TM). The shock of the September 11th terrorist attacks reinforced the already negative trend in the economy and has not impaired Estrend(TM).

Larger stocks are more exposed to economic shifts because their greater size gives them greater exposure to the broad economy. In contrast, earnings forecasts for smaller stocks tend to be determined more by their own business success. We have long observed that the Estrend(TM) model will underperform more severely among larger stocks when economic inflections occur. We note that our two funds with exposure to midcap stocks have had more difficulty adding value over the past year than our two funds investing in small cap stocks.

Estrend(TM) has also been weak just because our Fair Value model has been so strong. During the inflation of the New Economy and Megacap bubbles, the Fair Value model was confounded by the superior returns of phenomenally expensive stocks that became even more expensive as the bubbles expanded. At the peak of the bubbles, the market had an extremely wide spread in valuations, between the in-favor New Economy heroes and forgotten Old Economy stocks. However as the bubbles deflated, Fair Value produced above-average returns. Estrend(TM) and Fair Value are designed to complement each other. They provide signals that sometimes conflict because they say, for instance, that a stock has strong earnings revisions but appears overvalued. It appears to us that with the collapse of the bubbles, the dominant force in the market has been the correction of past valuation excesses, thus leaving EstrendTM swamped by a surge in returns to value investing.

Over the past year, we have been developing a family of new models that examine a company's financial statements in more detail. Many of these techniques have been familiar to fundamental investors for decades, but have not been exploited with the broad and disciplined process of quantitative investing. Our Quality of Earnings and Cashflow Yield models exploit this new information and have enhanced our funds' investment returns since their recent implementation. As the economy passes through a period of economic weakness, we are optimistic that the market may become even more conscious of a company's true financial strength and thus favor our "Quality" analysis and improve our ability to add value.

WHAT MIGHT INVESTORS EXPECT GOING FORWARD?

The market today is at levels that were last seen in October 1998. We cannot forecast that there will be no further terrorist actions and we expect that earnings expectation will decline in the near term, so it appears to us that investments in the stock market contain substantial risk. Nonetheless, we think that very pessimistic outcomes are already "in the price" of the market. Thus, we are optimistic that any improvement in outcomes may spark a significant rally.

We do not expect a return to the New Economy mania of the past few years because we believe bubbles do not recur within the career span of current investors. However, we also expect the extreme weakness of growth stocks versus value stocks to come to an end. In the chart below, note how the p/e premium of the Russell 3000 Growth Index over the Russell 3000 Value Index has now almost returned to its historic or "normal" level of about 1.5, from a peak of almost
3.3 eighteen months ago. It appears that most of the hot air is out of the New Economy bubble.

Similarly, we do not expect the market to provide a continuing advantage to midcap stocks versus large cap, because it seems to us that the premium valuation of the largest stocks has been largely eliminated and because midcap stocks have outperformed large cap by such a wide margin in recent quarters. We believe that a reversal of this trend is due.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                RATIO OF THE RUSSELL 3000 GROWTH P/E VS VALUE P/E

            Russell 3000 Grwoth vs Value Indices through August 2001

          Source: The Frank Russell Company (data through August 2001)

                          RATIO OF THE CAP-WTD AVERAGE
                                   P/E RATIOS

Russell 3000 Growth vs Value
Mar-79      1.45
Jun-79      1.52
Sep-79      1.48
Dec-79      1.54
Mar-80      1.49
Jun-80       1.4
Sep-80      1.52
Dec-80      1.62
Mar-81       1.6
Jun-81      1.57
Sep-81      1.52
Dec-81      1.52
Mar-82      1.44
Jun-82      1.43
Sep-81      1.44
Dec-81      1.52
Mar-83      1.58
Jun-83      1.59
Sep-83      1.52
Dec-83      1.52
Mar-84      1.44
Jun-84      1.52
Sep-84      1.45
Dec-84      1.41
Mar-85      1.44
Jun-85      1.42
Sep-85      1.41
Dec-85      1.44
Mar-86      1.42
Jun-86      1.43
Sep-86      1.29
Dec-86      1.33
Jan-87      1.37
Feb-87      1.42
Mar-87      1.39
Apr-87      1.37
May-87      1.34
Jun-87      1.48
Jul-87      1.45
Aug-87      1.44
Sep-87      1.43
Oct-87      1.36
Nov-87      1.33
Dec-87      1.43
Jan-88      1.35
Feb-88      1.38
Mar-88      1.34
Apr-88      1.33
May-88      1.28
Jun-88      1.37
Jul-88      1.32
Aug-88       1.3
Sep-88      1.33
Oct-88      1.32
Nov-88      1.32
Dec-88      1.35
Jan-89      1.37
Feb-89      1.34
Mar-89      1.35
Apr-89      1.36
May-89      1.37
Jun-89      1.41
Jul-89      1.46
Aug-89      1.42
Sep-89      1.43
Oct-89      1.41
Nov-89      1.38
Dec-89      1.39
Jan-90       1.4
Feb-90      1.36
Mar-90      1.37
Apr-90      1.39
May-90      1.37
Jun-90      1.53
Jul-90      1.49
Aug-90      1.45
Sep-90      1.42
Oct-90      1.42
Nov-90      1.38
Dec-90      1.37
Jan-91      1.36
Feb-91      1.32
Mar-91      1.33
Apr-91      1.28
May-91      1.28
Jun-91      1.26
Jul-91      1.31
Aug-91      1.32
Sep-91      1.29
Oct-91      1.28
Nov-91      1.29
Dec-91      1.35
Jan-92      1.35
Feb-92       1.3
Mar-92      1.28
Apr-92      1.24
May-92      1.17
Jun-92      1.26
Jul-92      1.29
Aug-92       1.3
Sep-92      1.28
Oct-92       1.3
Nov-92      1.28
Dec-92      1.24
Jan-93      1.26
Feb-93      1.15
Mar-93      1.16
Apr-93      1.14
May-93       1.2
Jun-93      1.23
Jul-93       1.2
Aug-93      1.21
Sep-93      1.19
Oct-93      1.23
Nov-93      1.25
Dec-93      1.26
Jan-94      1.28
Feb-94      1.29
Mar-94      1.27
Apr-94      1.27
May-94      1.27
Jun-94       1.3
Jul-94      1.32
Aug-94      1.37
Sep-94      1.39
Oct-94      1.41
Nov-94      1.44
Dec-94      1.43
Jan-95      1.42
Feb-95      1.44
Mar-95      1.45
Apr-95      1.45
May-95      1.45
Jun-95      1.44
Jul-95      1.49
Aug-95      1.44
Sep-95      1.46
Oct-95      1.48
Nov-95      1.46
Dec-95      1.44
Jan-96      1.43
Feb-96      1.44
Mar-96      1.43
Apr-96      1.45
May-96      1.48
Jun-96       1.6
Jul-96      1.52
Aug-96      1.53
Sep-96      1.59
Oct-96      1.54
Nov-96      1.52
Dec-96      1.53
Jan-97      1.51
Feb-97      1.48
Mar-97      1.43
Apr-97      1.46
May-97      1.51
Jun-97      1.52
Jul-97      1.46
Aug-97      1.45
Sep-97      1.43
Oct-97      1.44
Nov-97      1.44
Dec-97      1.42
Jan-98      1.47
Feb-98      1.46
Mar-98      1.47
Apr-98      1.48
May-98      1.44
Jun-98      1.63
Jul-98      1.59
Aug-98      1.58
Sep-98       1.6
Oct-98      1.58
Nov-98       1.6
Dec-98      1.67
Jan-99      1.75
Feb-99      1.66
Mar-99      1.71
Apr-99       1.6
May-99      1.63
Jun-99      1.83
Jul-99      1.88
Aug-99      1.99
Sep-99      2.01
Oct-99      2.04
Nov-99      2.17
Dec-99      2.36
Jan-00      2.42
Feb-00       2.7
Mar-00      2.53
Apr-00      2.53
May-00      2.34
Jun-00      3.33
Jul-00      2.77
Aug-00      3.05
Sep-00       2.7
Oct-00      2.48
Nov-00      2.17
Dec-00      2.01
Jan-01      2.14
Feb-01      1.86
Mar-01      1.79
Apr-01         2
May-01      1.97
Jun-01      1.81
Jul-01      1.75
Aug-01      1.68


Rather we think that the probability of growth stocks beating value or large cap beating midcap is around 50%, or neutral. In the absence of any extreme style biases and with a cautious economic environment, we expect the market to focus on earnings and the quality of earnings. We are optimistic that this focus might allow our models to be at least normally effective, and perhaps more so. Thus we believe that our strategies may be entering a period in which they can add substantial value.

Thank you for your continued support and confidence.

Sincerely,


/s/ LANGDON B. WHEELER

Langdon B. Wheeler, CFA
President
Numeric Investors L.P.(R)

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND

             Comparison of Change in Value of $10,000 Investment in
    N/I NUMERIC INVESTORS Micro Cap Fund(1)(2) vs. Russell 2000 Growth Index

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                     DOLLARS

            Past performance is not predictive of future performance.


                    Micro Cap Fund    Russell 2000 Growth Index

  6/3/96               $10,000.00            $10,000.00
 8/31/96                 9,725.00              8,815.78
11/30/96                11,392.00              9,116.86
 2/28/97                11,426.00              8,951.58
 5/31/97                12,194.00              9,459.02
 8/31/97                15,405.00             10,588.80
11/30/97                15,547.00             10,490.90
 2/28/98                16,354.00             11,272.10
 5/31/98                16,188.60             10,958.10
 8/31/98                12,209.80              7,803.93
11/30/98                16,225.30              9,745.00
 2/28/99                16,109.00             10,089.00
 5/31/99                17,588.80             11,372.80
 8/31/99                19,058.10             11,167.80
11/30/99                20,974.70             12,908.80
 2/29/00                27,971.00             18,544.10
 5/31/00                24,620.10             13,612.10
 8/31/00                29,429.10             15,531.90
11/30/00                22,517.80             11,099.70
 2/28/01                22,942.30             10,987.00
 5/31/01                24,381.90             11,470.50
 8/31/01                23,496.00             10,105.00

Micro Cap Fund                      $23,496
Russell 2000 Growth Index           $10,105

                                  Total Returns

                                                 AVERAGE ANNUAL
                                          -------------------------------
                          ONE YEAR ENDED  FIVE YEARS ENDED      SINCE
                          AUGUST 31, 2001  AUGUST 31, 2001   INCEPTION(3)
                          --------------- ----------------   ------------
Micro Cap Fund               (20.16)%           19.29%           17.67%
Russell 2000 Growth Index    (34.94)%            2.77%            0.20%

----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.

(2) Numeric Investors L.P.(R) waived a portion of its advisory fee and agreed to reimburse a portion of the Fund'S operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements.Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.

(3) For the period June 3, 1996 (commencement of operations) through August 31, 2001.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                   GROWTH FUND

             Comparison of Change in Value of $10,000 Investment in
      N/I NUMERIC INVESTORS Growth Fund(1)(2) vs. Russell 2500 Growth Index

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                     DOLLARS

            Past performance is not predictive of future performance.


                       Growth Fund     Russell 2500 Growth Index

  6/3/96               $10,000.00            $10,000.00
 8/31/96                 9,867.00              9,144.23
11/30/96                10,925.00              9,672.72
 2/28/97                10,575.00              9,572.28
 5/31/97                11,384.00             10,059.70
 8/31/97                13,585.00             11,326.70
11/30/97                13,402.00             11,195.70
 2/28/98                13,754.00             11,953.80
 5/31/98                13,111.50             11,707.00
 8/31/98                 9,640.78              8,434.27
11/30/98                11,931.00             10,490.00
 2/28/99                12,040.00             10,872.50
 5/31/99                13,385.20             12,413.50
 8/31/99                14,731.00             12,738.50
11/30/99                16,998.70             15,044.10
 2/29/00                23,591.20             22,342.20
 5/31/00                20,132.70             16,929.20
 8/31/00                24,027.40             19,890.30
11/30/00                16,929.40             14,128.40
 2/28/01                15,982.40             13,511.00
 5/31/01                16,579.80             14,248.80
 8/31/01                15,269.00             12,599.30

Growth Fund              $15,269
Russell 2500 Growth Index$12,599

                                  Total Returns

                                                    AVERAGE ANNUAL
                                              -------------------------------
                             ONE YEAR ENDED   FIVE YEARS ENDED      SINCE
                             AUGUST 31, 2001  AUGUST 31, 2001    INCEPTION(3)
                             ---------------  ----------------   ------------
Growth Fund                      (36.45)%          9.13%            8.40%
Russell  2500  Growth  Index     (36.66)%          6.62%            4.50%

----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.

(2) Numeric Investors L.P.(R) waived a portion of its advisory fee and agreed to reimburse a portion of the Fund'S operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements.Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.

(3) For the period June 3, 1996 (commencement of operations) through August 31, 2001.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                  MID CAP FUND

             Comparison of Change in Value of $10,000 Investment in
        N/I NUMERIC INVESTORS Mid Cap Fund(1)(2) vs. S&P MidCap 400 Index

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                     DOLLARS

            Past performance is not predictive of future performance.

                      Mid Cap Fund      S&P MidCap 400 Index

  6/3/96               $10,000.00            $10,000.00
 8/31/96                 9,633.00              9,713.02
11/30/96                11,158.00             10,738.20
 2/28/97                11,334.00             11,061.90
 5/31/97                12,397.00             11,814.80
 8/31/97                14,364.00             13,333.30
11/30/97                14,732.00             13,687.60
 2/28/98                16,232.00             15,103.50
 5/31/98                16,684.70             15,350.20
 8/31/98                13,076.40             12,084.40
11/30/98                15,492.00             15,108.60
 2/28/99                16,127.80             15,421.30
 5/31/99                18,002.70             17,177.30
 8/31/99                18,518.00             17,105.10
11/30/99                19,355.20             18,336.10
 2/29/00                20,491.50             20,198.70
 5/31/00                21,665.30             20,862.10
 8/31/00                24,000.40             23,903.20
11/30/00                20,722.90             21,204.10
 2/28/01                20,783.10             22,011.40
 5/31/01                21,521.10             23,149.80
 8/31/01                19,819.30             21,970.10

Mid Cap Fund             $19,819
S&P MidCap 400 Index     $21,970

                                  Total Returns

                                                   AVERAGE ANNUAL
                                           --------------------------------
                          ONE YEAR ENDED   FIVE YEARS ENDED       SINCE
                          AUGUST 31, 2001  AUGUST 31, 2001     INCEPTION(3)
                          ---------------  ----------------    ------------
Mid Cap Fund                 (17.42)%         15.52%              13.92%
S&P MidCap 400 Index          (8.09)%         17.72%              16.19%

----------
(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.

(2) Numeric Investors L.P.(R) waived a portion of its advisory fee and agreed to reimburse a portion of the Fund'S operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements.Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.

(3) For the period June 3, 1996 (commencement of operations) through August 31, 2001.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                              SMALL CAP VALUE FUND

             Comparison of Change in Value of $10,000 Investment in
  N/I NUMERIC INVESTORS Small Cap Value Fund(1)(2) vs. Russell 2000 Value Index

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                     DOLLARS

            Past performance is not predictive of future performance.


                  Small Cap Value Fund    Russell 2000 Value Index

11/30/98               $10,000.00              $10,000.00
 2/28/99                 9,383.33                9,391.36
 5/31/99                10,866.70               10,555.00
 8/31/99                10,716.70               10,287.40
11/30/99                10,044.40                9,931.40
 2/29/00                 9,353.96               10,577.20
 5/31/00                10,772.70               10,526.00
 8/31/00                12,210.30               11,694.50
11/30/00                12,503.30               11,351.10
 2/28/01                14,560.00               12,899.90
 5/31/01                15,975.90               13,622.00
 8/31/01                16,846.40               13,804.30

Small Cap Value Fund     $16,846
Russell 2000 Value Index $13,804

                                  Total Returns


                          ONE YEAR ENDED      AVERAGE
                          AUGUST 31, 2001    ANNUAL(3)
                          ---------------    ---------
Small Cap Value Fund           37.97%         20.83%
Russell 2000 Value Index       18.04%          6.34%

(1) The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects Fund expenses.Investors should note that the Fund is an aggressively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment.

(2) Numeric Investors L.P.(R) waived a portion of its advisory fee and agreed to reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements.Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations.

(3) For the period November 30, 1998 (commencement of operations) through August 31, 2001.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2001

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           COMMON STOCKS--95.8%
           AEROSPACE & DEFENSE--0.7%

 33,400    DRS Technologies, Inc.* .....................  $    846,690
  1,900    Moog Inc., Class A* .........................        68,020
                                                          ------------
                                                               914,710
                                                          ------------
           AIRLINES--1.0%
 49,200    Atlantic Coast Airlines Holdings, Inc.* .....     1,244,760
  9,300    Mesa Air Group, Inc.* .......................       136,896
                                                          ------------
                                                             1,381,656
                                                          ------------
           AUTOMOBILE PARTS & EQUIPMENT--1.1%
  9,300    Aftermarket Technology Corp.* ...............       134,478
 52,900    ArvinMeritor, Inc. ..........................       936,330
 28,600    Dura Automotive Systems, Inc.* ..............       400,400
                                                          ------------
                                                             1,471,208
                                                          ------------
           BANKS--1.8%
 37,200    First BanCorp ...............................     1,036,020
 42,400    Irwin Financial Corp. .......................       911,600
 35,400    R&G Financial Corp., Class B ................       612,066
                                                          ------------
                                                             2,559,686
                                                          ------------
           BEVERAGES--1.0%
 32,200    Constellation Brands, Inc., Class A* ........     1,363,670
                                                          ------------
           BIOTECH--4.9%
 10,600    Adolor Corp.* ...............................       193,238
  5,600    Alexion Pharmaceuticals, Inc.* ..............       105,560
  6,100    Arena Pharmaceuticals, Inc.* ................        86,620
  7,500    Avigen, Inc.* ...............................       110,775
 45,900    Charles River Laboratories International,
           Inc.* .......................................     1,638,630
 13,000    Corixa Corp.* ...............................       151,450
  5,500    CV Therapeutics, Inc.* ......................       273,735
  4,000    Digene Corp.* ...............................       118,040
  8,100    Diversa Corp.* ..............................        98,415
  9,190    Enzo Biochem, Inc. ..........................       238,848
 10,400    Exelixis, Inc.* .............................       174,512
 10,800    Gene Logic Inc.* ............................       188,460
  8,700    Genome Therapeutics Corp.* ..................        66,555
  7,500    Guilford Pharmaceuticals Inc.* ..............        90,375
 23,000    Incyte Genomics, Inc.* ......................       406,640
  4,000    InterMune Inc.* .............................       157,960
 13,200    Ligand Pharmaceuticals Inc., Class B* .......       135,300
  5,800    Martek Biosciences Corp.* ...................       113,680
 10,800    Maxygen Inc.* ...............................       161,892
  3,500    Neose Technologies, Inc.* ...................       149,275
  7,200    Neurocrine Biosciences, Inc.* ...............       283,176
  7,300    Pharmacopeia, Inc.* .........................       126,655

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           BIOTECH--(CONTINUED)
  7,000    Pharmacyclics, Inc.* ........................  $    140,770
 10,500    Regeneron Pharmaceuticals, Inc.* ............       316,260
 18,000    Scios Inc.* .................................       317,700
  5,700    Tanox, Inc.* ................................        94,335
 21,100    Texas Biotechnology Corp.* ..................       158,250
  6,600    Titan Pharmaceuticals, Inc.* ................        64,350
  5,100    Transkaryotic Therapies, Inc.* ..............       155,805
  5,200    Trimeris, Inc.* .............................       248,560
  4,960    Vertex Pharmaceuticals Inc.* ................       182,974
  5,600    ViroPharma Inc.* ............................       173,880
                                                          ------------
                                                             6,922,675
                                                          ------------
           BROKERAGE--0.4%
 18,100    Jefferies Group, Inc. .......................       602,730
                                                          ------------

           BUILDING SUPPLIES--1.8%
 47,100    Building Materials Holding Corp.* ...........       671,175
 44,600    Hughes Supply, Inc. .........................     1,219,810
 57,700    Lennox International Inc. ...................       579,308
                                                          ------------
                                                             2,470,293
                                                          ------------
           CHEMICALS - BASIC--0.6%
 48,200    NL Industries, Inc. .........................       778,430
                                                          ------------
           CHEMICALS - SPECIALTY--1.3%
 38,600    Octel Corp.* ................................       721,820
 48,700    TETRA Technologies, Inc.* ...................     1,110,847
                                                          ------------
                                                             1,832,667
                                                          ------------
           COMPUTER COMPONENTS--1.4%
 56,600    Hutchinson Technology Inc.* .................     1,068,608
 66,400    MTS Systems Corp. ...........................       863,200
                                                          ------------
                                                             1,931,808
                                                          ------------
           COMPUTER NETWORKING PRODUCTS--0.6%
 18,600    Black Box Corp.* ............................       870,666
                                                          ------------
           COMPUTER PERIPHERALS--1.1%
 28,700    Electronics for Imaging, Inc.* ..............       587,202
 33,400    MICROS Systems, Inc.* .......................       948,560
                                                          ------------
                                                             1,535,762
                                                          ------------
           COMPUTER SERVICES--0.8%
 27,700    CACI International Inc., Class A* ...........     1,099,413
                                                          ------------
           COMPUTER SOFTWARE--6.3%
 39,200    Activision, Inc.* ...........................     1,452,360
 21,600    Advent Software, Inc.* ......................     1,147,176
 11,900    JDA Software Group, Inc.* ...................       222,054
 39,700    McAfee.com Corp.* ...........................       575,650

The accompanying notes are an integral part of the financial statements.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2001

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           COMPUTER SOFTWARE--(CONTINUED)
 52,500    MSC.Software Corp.* .........................  $    984,375
 19,400    PLATO Learning, Inc.* .......................       514,100
104,900    Systems & Computer Technology
             Corp.* ....................................     1,398,317
 30,900    TALX Corp. ..................................       954,810
 24,200    THQ Inc.* ...................................     1,286,230
 29,200    Ulticom, Inc.* ..............................       350,400
                                                          ------------
                                                             8,885,472
                                                          ------------
           DATA PROCESSING--4.5%
 41,200    Actrade Financial Technologies, Ltd.* .......       943,892
 12,100    Cerner Corp.* ...............................       586,729
 18,850    Fair, Isaac and Company, Inc. ...............     1,149,850
 23,600    Global Payments Inc. ........................       838,980
 25,200    Kronos Inc.* ................................     1,229,760
 35,300    MedQuist Inc.* ..............................       908,975
  9,400    National Data Corp. .........................       362,934
  7,200    National Processing, Inc.* ..................       237,240
                                                          ------------
                                                             6,258,360
                                                          ------------
           ELECTRICAL EQUIPMENT--0.4%
 42,800    Encore Wire Corp.* ..........................       591,496
                                                          ------------
           ELECTRONIC COMPONENTS & ACCESSORIES--4.3%
 46,800    BEI Technologies, Inc. ......................     1,082,484
 40,596    Intermagnetics General Corp.* ...............     1,225,593
  5,500    Merix Corp.* ................................       105,930
 48,100    Pioneer-Standard Electronics, Inc. ..........       577,681
 52,000    Pixelworks, Inc.* ...........................       775,840
 11,400    Powell Industries, Inc.* ....................       306,546
 58,100    Universal Electronics Inc.* .................       851,746
 41,900    Wilson Greatbatch Technologies, Inc.* .......     1,085,210
                                                          ------------
                                                             6,011,030
                                                          ------------
           ELECTRONIC MEASUREMENTS - INSTRUMENTS--1.0%
 49,500    FLIR Systems, Inc.* .........................     1,395,900
  3,900    OpticNet*/** ................................            --
                                                          ------------
                                                             1,395,900
                                                          ------------
           ENERGY--0.2%
 23,600    Headwaters Inc.* ............................       233,404
                                                          ------------
           ENGINEERING--0.0%
  2,300    Michael Baker Corp.* ........................        29,210
                                                          ------------
           FINANCIAL SERVICES--1.5%
  2,985    Advanta Corp., Class A ......................        40,656
 11,800    AmeriCredit Corp.* ..........................       544,688

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           FINANCIAL SERVICES--(CONTINUED)
 40,900    Clark/Bardes, Inc.* .........................  $  1,005,731
 12,700    IndyMac Bancorp, Inc.* ......................       334,899
  4,800    Metris Companies Inc. .......................       130,560
                                                          ------------
                                                             2,056,534
                                                          ------------
           FOOD & AGRICULTURE--0.8%
 53,400    Fresh Del Monte Produce Inc.* ...............       792,990
 10,800    Green Mountain Coffee, Inc.* ................       318,168
                                                          ------------
                                                             1,111,158
                                                          ------------
           HAZARDOUS WASTE MANAGEMENT--0.3%
 10,100    Stericycle, Inc.* ...........................       486,517
                                                          ------------
           HEALTH CARE--2.0%
 16,400    Caremark Rx, Inc.* ..........................       286,508
 30,800    Mid Atlantic Medical Services, Inc.* ........       646,800
 11,800    Rightchoice Managed Care, Inc.* .............       545,042
127,900    Sierra Health Services, Inc.* ...............     1,279,000
                                                          ------------
                                                             2,757,350
                                                          ------------
           HOSPITALS--3.0%
 10,900    Apria Healthcare Group Inc.* ................       296,044
 55,700    DaVita, Inc.* ...............................     1,150,205
 21,500    LifePoint Hospitals, Inc.* ..................       919,985
 63,600    Select Medical Corp.* .......................     1,119,360
 31,600    United Surgical Partners International,
             Inc.* .....................................       785,260
                                                          ------------
                                                             4,270,854
                                                          ------------
           HOTELS & MOTELS--0.4%
 29,300    Choice Hotels International, Inc.* ..........       586,000
                                                          ------------
           INSURANCE - PROPERTY & CASUALTY--0.8%
  3,200    Brown & Brown ...............................       141,536
 85,800    Vesta Insurance Group, Inc. .................     1,001,286
                                                          ------------
                                                             1,142,822
                                                          ------------
           INTERNET CONTENT--1.5%
 79,000    Register.com, Inc.* .........................       665,970
 83,500    XCare.net, Inc.* ............................     1,370,235
                                                          ------------
                                                             2,036,205
                                                          ------------
           INTERNET SOFTWARE--1.1%
 27,100    AsiaInfo Holdings, Inc.* ....................       386,175
 61,300    Websense, Inc.* .............................     1,096,657
                                                          ------------
                                                             1,482,832
                                                          ------------

The accompanying notes are an integral part of the financial statements.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2001

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           LEISURE & ENTERTAINMENT--5.3%
 45,000    Action Performance Companies, Inc.* .........  $  1,244,250
 18,800    Alliance Gaming Corp.* ......................       370,548
 38,900    Argosy Gaming Co.* ..........................     1,156,497
 11,500    Aztar Corp.* ................................       185,610
 57,300    Boyd Gaming Co.* ............................       343,800
 48,300    Direct Focus, Inc.* .........................     1,352,400
 24,400    Hotel Reservations Network, Inc.,
             Class A* ..................................     1,015,040
 56,500    Pegasus Solutions Inc.* .....................       734,500
 72,000    Racing Champions Corp.* .....................       450,000
 54,600    Topps Co., Inc. (The)* ......................       627,900
                                                          ------------
                                                             7,480,545
                                                          ------------
           MACHINERY--0.3%
 33,900    Global Power Equipment Group Inc.* ..........       484,092
                                                          ------------
           MANUFACTURING--0.6%
 32,100    Actuant Corp., Class A* .....................       680,841
 10,700    Walter Industries, Inc. .....................       121,980
                                                          ------------
                                                               802,821
                                                          ------------
           MEDICAL INSTRUMENTS & SUPPLIES--8.2%
 62,900    American Medical Systems
             Holdings, Inc.* ...........................     1,254,855
 11,100    Cooper Companies, Inc. (The) ................       566,211
 17,200    Diagnostic Products Corp. ...................       675,100
 15,700    DIANON Systems, Inc.* .......................       768,515
 35,500    Edwards Lifesciences Corp.* .................       933,295
 10,400    Haemonetics Corp.* ..........................       372,944
 18,600    Henry Schein, Inc.* .........................       675,552
 15,800    Laboratory Corp. of America
             Holdings* .................................     1,230,820
  9,600    Landauer, Inc. ..............................       292,800
 41,800    Mentor Corp. ................................     1,254,000
 44,500    Merit Medical Systems, Inc.* ................       702,210
 10,700    OraSure Technologies, Inc.* .................       139,207
 19,700    PSS World Medical, Inc.* ....................       138,491
 14,800    Serologicals Corp.* .........................       281,937
 12,300    Specialty Laboratories, Inc.* ...............       388,680
 32,700    STERIS Corp.* ...............................       707,628
 81,900    Theragenics Corp.* ..........................       818,181
  4,800    Varian Medical Systems, Inc.* ...............       316,800
                                                          ------------
                                                            11,517,226
                                                          ------------
           METALS--0.3%
 43,900    Titanium Metals Corp.* ......................       456,121
                                                          ------------

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------


           OFFICE EQUIPMENT--0.7%
 63,600    Global Imaging Systems, Inc.* ...............  $  1,017,600
                                                          ------------
           OIL & GAS EQUIPMENT & SERVICES--3.1%
 37,400    Hydril Company* .............................       730,422
 48,100    Input/Output, Inc.* .........................       471,380
 89,400    Key Energy Services, Inc.* ..................       829,632
 15,900    Lufkin Industries, Inc. .....................       432,639
 13,400    McDermott International, Inc.* ..............       142,710
 50,900    Oceaneering International, Inc.* ............       992,550
 29,500    Universal Compression Holdings, Inc.* .......       790,600
                                                          ------------
                                                             4,389,933
                                                          ------------
           OIL & GAS FIELD EXPLORATION--0.5%
 54,200    Encore Acquisition Co.* .....................       769,640
                                                          ------------
           PAPER & ALLIED PRODUCTS--0.6%
 34,700    Schweitzer-Mauduit International, Inc. ......       810,245
                                                          ------------
           PHARMACEUTICALS--3.3%
 32,600    Albany Molecular Research, Inc.* ............       848,252
 37,200    First Horizon Pharmaceutical Corp.* .........     1,342,548
  7,100    Medicis Pharmaceutical Corp., Class A* ......       348,681
 40,700    Perrigo Co.* ................................       656,898
  7,700    Pharmaceutical Product Development,
             Inc.* .....................................       232,232
 19,200    POZEN Inc.* .................................       126,144
 45,800    SICOR Inc.* .................................     1,080,880
                                                          ------------
                                                             4,635,635
                                                          ------------
           RESIDENTIAL CONSTRUCTION--2.2%
 25,300    Crossmann Communities, Inc. .................       977,845
 14,500    M/I Schottenstein Homes, Inc. ...............       583,335
  7,800    NVR, Inc.* ..................................     1,255,800
 15,200    Schuler Homes, Inc., Class A* ...............       212,040
                                                          ------------
                                                             3,029,020
                                                          ------------
           RESTAURANTS--1.4%
  4,500    Applebee's International, Inc. ..............       145,350
 69,600    Lone Star Steakhouse & Saloon, Inc. .........       866,520
 23,800    Panera Bread Co., Class A* ..................       894,880
                                                          ------------
                                                             1,906,750
                                                          ------------
           RETAIL - AUTOMOBILES--1.6%
      5    Circuit City Stores, Inc. -
           CarMax Group* ...............................            75
 39,100    Group 1 Automotive, Inc.* ...................     1,153,450
 63,400    Sonic Automotive, Inc.* .....................     1,115,840
                                                          ------------
                                                             2,269,365
                                                          ------------

The accompanying notes are an integral part of the financial statements.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2001

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           RETAIL - DISCOUNT--0.4%
 18,900    99 Cents Only Stores* .......................  $    578,151
                                                          ------------
           RETAIL - SPECIALTY--2.2%
 45,600    Gart Sports Company* ........................       711,360
103,200    Hollywood Entertainment Corp.* ..............     1,238,400
  9,500    PETsMART, Inc.* .............................        75,335
 35,100    School Specialty, Inc.* .....................     1,068,760
                                                          ------------
                                                             3,093,855
                                                          ------------
           RETAIL - SPECIALTY APPAREL--1.7%
 16,300    Chico's FAS, Inc.* ..........................       616,140
 93,700    Finish Line, Inc. (The), Class A* ...........       913,575
 10,600    Too Inc.* ...................................       291,712
 26,000    Wet Seal, Inc. (The), Class A* ..............       519,740
                                                          ------------
                                                             2,341,167
                                                          ------------
           SAVINGS & LOAN ASSOCIATIONS--1.4%
140,400    BankAtlantic Bancorp, Inc., Class A .........     1,294,488
 11,400    Dime Community Bancshares ...................       310,422
  6,800    Downey Financial Corp. ......................       324,700
                                                          ------------
                                                             1,929,610
                                                          ------------
           SCHOOLS--1.1%
 11,000    Education Management Corp.* .................       418,770
 32,000    ITT Educational Services, Inc.* .............     1,066,880
                                                          ------------
                                                             1,485,650
                                                          ------------
           SEMICONDUCTORS--4.0%
 33,200    Elantec Semiconductor, Inc.* ................     1,261,600
 25,900    EMCOR Group, Inc.* ..........................     1,009,841
 66,100    Kulicke and Soffa Industries, Inc.* .........       952,501
 28,200    Microsemi Corp.* ............................       803,700
 64,600    Multilink Technology Corp.* .................       610,470
 29,300    Photronics, Inc.* ...........................       699,098
 30,500    TranSwitch Corp.* ...........................       250,100
                                                          ------------
                                                             5,587,310
                                                          ------------
           SERVICES - EMPLOYMENT AGENCIES--0.5%
 29,700    Resources Connection, Inc.* .................       653,400
                                                          ------------
           SERVICES - MANAGEMENT CONSULTING--2.4%
 33,800    Corporate Executive Board Co. (The)* ........     1,174,550
 53,600    FTI Consulting, Inc.* .......................     1,342,680
 38,700    Watson Wyatt & Company Holdings* ............       913,320
                                                          ------------
                                                             3,430,550
                                                          ------------

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           TELECOMMUNICATIONS EQUIPMENT & SERVICES--3.5%
 47,100    Catapult Communications Corp.* ..............  $    854,865
 23,300    Ditech Communications Corp.* ................       149,353
 39,100    Dycom Industries, Inc.* .....................       566,559
 45,000    Illuminet Holdings, Inc.* ...................     1,494,000
 55,600    Somera Communications, Inc.* ................       333,600
 86,100    SpectraLink Corp.* ..........................     1,451,646
 17,900    WJ Communications, Inc.* ....................        59,070
                                                          ------------
                                                             4,909,093
                                                          ------------
           TOBACCO--1.0%
 73,800    Standard Commercial Corp. ...................     1,372,680
                                                          ------------
           TRANSPORTATION--1.2%
 36,900    Kirby Corp.* ................................       900,360
 28,100    Overseas Shipholding Group, Inc. ............       766,006
                                                          ------------
                                                             1,666,366
                                                          ------------
           UTILITIES--0.3%
 33,800    Southwestern Energy Co.* ....................       422,500
                                                          ------------
           VITAMIN & NUTRITION PRODUCTS--1.0%
 81,600    NBTY, Inc.* .................................     1,408,416
                                                          ------------
           WHOLESALE - DISTRIBUTION--0.4%
 34,400    Handleman Co.* ..............................       531,824
                                                          ------------
           Total Common Stocks
             (Cost $124,629,617) .......................   134,050,083
                                                          ------------

  PRINCIPAL
AMOUNT (000'S)
----------------------------------------------------------------------

           REPURCHASE AGREEMENT--2.5%
$ 3,555    Bear, Stearns & Co. Inc.
             (Agreement dated 08/31/01 to be
             repurchased at $3,556,818)
             3.65%, 09/04/01
             (Cost $3,555,376) (Note 6) ................     3,555,376
                                                          ------------
           Total Investments -- 98.3%
             (Cost $128,184,993)                           137,605,459
                                                          ------------
           Other Assets in Excess of
             Liabilities -- 1.7% .......................     2,321,090
                                                          ------------
           Net Assets -- 100.0% ........................  $139,926,549
                                                          ============

----------
 * Non-income producing.
** Security was delisted on March 13, 2001 and held at no value.

The accompanying notes are an integral part of the financial statements.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2001

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           COMMON STOCKS--98.1%
           AEROSPACE & DEFENSE--0.4%
  6,600    DRS Technologies, Inc.* .....................   $   167,310
                                                           -----------
           AIRLINES--0.8%
 12,600    Atlantic Coast Airlines Holdings, Inc.*             318,780
    900    Mesa Air Group, Inc.* .......................        13,248
                                                           -----------
                                                               332,028
                                                           -----------
           APPAREL--0.3%
  9,900    Tommy Hilfiger Corp.* .......................       127,710
                                                           -----------
           AUTOMOBILE PARTS & EQUIPMENT--0.8%
 17,500    ArvinMeritor, Inc. ..........................       309,750
                                                           -----------
           BANKS--0.2%
  2,100    Doral Financial Corp. .......................        69,216
                                                           -----------
           BEVERAGES--1.7%
  9,700    Constellation Brands, Inc., Class A* ........       410,795
  6,000    Pepsi Bottling Group, Inc. (The) ............       264,900
                                                           -----------
                                                               675,695
                                                           -----------
           BIOTECH--7.6%
  5,300    Abgenix, Inc.* ..............................       158,841
  1,100    Affymetrix, Inc.* ...........................        23,870
  3,800    Alkermes, Inc.* .............................        97,280
  1,600    Aviron* .....................................        35,824
  4,500    Celgene Corp.* ..............................       125,145
  2,500    Cephalon, Inc.* .............................       148,050
 12,500    Charles River Laboratories International,
             Inc.* .....................................       446,250
  3,600    COR Therapeutics, Inc.* .....................        98,820
  2,000    Corixa Corp.* ...............................        23,300
  2,500    CuraGen Corp.* ..............................        50,975
    800    CV Therapeutics, Inc.* ......................        39,816
  2,000    Diversa Corp.* ..............................        24,300
  1,155    Enzo Biochem, Inc. ..........................        30,019
  2,200    Enzon, Inc.* ................................       140,448
  3,300    Exelixis, Inc.* .............................        55,374
  2,600    ICOS Corp.* .................................       151,580
  3,600    ImClone Systems Inc.* .......................       185,040
  4,000    Incyte Genomics, Inc.* ......................        70,720
  1,100    InterMune Inc.* .............................        43,439
  3,200    Invitrogen Corp.* ...........................       217,696
  5,000    Medarex, Inc.* ..............................        95,100
  1,400    Myriad Genetics, Inc.* ......................        61,040
  1,200    Neurocrine Biosciences, Inc.* ...............        47,196
  2,300    OSI Pharmaceuticals, Inc.* ..................        97,520
  2,900    Protein Design Labs, Inc.* ..................       170,491

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           BIOTECH--(CONTINUED)
  1,700    Regeneron Pharmaceuticals, Inc.* ............   $    51,204
  2,900    Scios Inc.* .................................        51,185
  1,600    Transkaryotic Therapies, Inc.* ..............        48,880
  1,200    Trimeris, Inc.* .............................        57,360
  4,806    Vertex Pharmaceuticals Inc.* ................       177,293
                                                           -----------
                                                             3,024,056
                                                           -----------
           BROKERAGE--0.2%
  2,900    Jefferies Group, Inc. .......................        96,570
                                                           -----------
           BUILDING SUPPLIES--0.8%
 11,500    Hughes Supply, Inc. .........................       314,525
                                                           -----------
           CHEMICALS - SPECIALTY--0.7%
 12,200    TETRA Technologies, Inc.* ...................       278,282
                                                           -----------
           COMMERCIAL SERVICES--0.0%
  1,000    Cendant Corp.* ..............................        19,070
                                                           -----------
           COMPUTER GRAPHICS--0.5%
  4,400    Pixar, Inc.* ................................       183,480
                                                           -----------
           COMPUTER NETWORKING PRODUCTS--1.7%
  5,300    Black Box Corp.* ............................       248,093
 19,300    Storage Technology Corp.* ...................       275,990
 16,600    Tellium, Inc.* ..............................       161,850
                                                           -----------
                                                               685,933
                                                           -----------
           COMPUTER PERIPHERALS--0.8%
 16,500    Electronics for Imaging, Inc.* ..............       337,590
                                                           -----------
           COMPUTER SERVICES--0.8%
  7,700    CACI International, Inc., Class A* ..........       305,613
                                                           -----------
           COMPUTER SOFTWARE--4.9%
 12,000    Activision, Inc.* ...........................       444,600
  8,100    Advent Software, Inc.* ......................       430,191
  3,500    JDA Software Group, Inc.* ...................        65,310
  9,100    McAfee.com Corp.* ...........................       131,950
 14,400    MSC.Software Corp.* .........................       270,000
  4,100    TALX Corp. ..................................       126,690
  6,600    THQ Inc.* ...................................       350,790
 10,000    Ulticom, Inc.* ..............................       120,000
                                                           -----------
                                                             1,939,531
                                                           -----------
           DATA PROCESSING--4.1%
 11,000    Actrade Financial Technologies, Ltd.* .......       252,010
  4,100    Cerner Corp.* ...............................       198,809
  4,900    CSG Systems International, Inc.* ............       224,910
  5,600    Fair, Isaac and Company, Inc. ...............       341,600

The accompanying notes are an integral part of the financial statements.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2001

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           DATA PROCESSING--(CONTINUED)

  5,200    Global Payments Inc. ........................   $   184,860
  4,400    Kronos Inc.* ................................       214,720
  6,900    MedQuist Inc.* ..............................       177,675
  1,300    National Data Corp. .........................        50,193
                                                           -----------
                                                             1,644,777
                                                           -----------
           ELECTRONIC COMPONENTS & ACCESSORIES--3.1%
  3,000    Arrow Electronics, Inc.* ....................        80,370
 10,100    BEI Technologies, Inc. ......................       233,613
 11,220    Intermagnetics General Corp.* ...............       338,732
  3,300    Merix Corp.* ................................        63,558
 16,500    Pixelworks, Inc.* ...........................       246,180
 10,800    Wilson Greatbatch Technologies, Inc.* .......       279,720
                                                           -----------
                                                             1,242,173
                                                           -----------
           ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.4%
  5,500    FLIR Systems, Inc.* .........................       155,100
                                                           -----------
           ENERGY--0.3%
 10,600    Headwaters Inc.* ............................       104,834
                                                           -----------
           ENGINEERING--0.8%
  5,500    Jacobs Engineering Group Inc.* ..............       322,410
                                                           -----------
           FINANCIAL SERVICES--1.9%
  6,800    AmeriCredit Corp.* ..........................       313,888
  5,100    Clark/Bardes, Inc.* .........................       125,409
  2,600    H&R Block, Inc. .............................       101,166
  3,700    IndyMac Bancorp, Inc.* ......................        97,569
  3,800    Metris Companies Inc. .......................       103,360
                                                           -----------
                                                               741,392
                                                           -----------
           FOOD & AGRICULTURE--2.7%
 16,900    Dole Food Company, Inc. .....................       405,431
  3,000    Fresh Del Monte Produce Inc.* ...............        44,550
  9,400    Smithfield Foods, Inc.* .....................       415,950
  3,900    Suiza Foods Corp.* ..........................       226,122
                                                           -----------
                                                             1,092,053
                                                           -----------
           HAZARDOUS WASTE MANAGEMENT--0.1%
    900    Stericycle, Inc.* ...........................        43,353
                                                           -----------
           HEALTH CARE--1.7%
 19,500    Oxford Health Plans, Inc.* ..................       584,610
  7,600    Sierra Health Services, Inc.* ...............        76,000
                                                           -----------
                                                               660,610
                                                           -----------

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           HOSPITALS--3.0%
  1,900    Apria Healthcare Group Inc.* ................   $    51,604
 18,400    DaVita, Inc.* ...............................       379,960
  3,700    LifePoint Hospitals, Inc.* ..................       158,323
 13,000    Select Medical Corp.* .......................       228,800
  4,100    Tenet Healthcare Corp.* .....................       227,222
  6,500    United Surgical Partners International,
             Inc.* .....................................       161,525
                                                           -----------
                                                             1,207,434
                                                           -----------
           INSURANCE - PROPERTY & CASUALTY--2.3%
  2,300    Brown & Brown ...............................       101,729
  7,700    Commerce Group, Inc. (The) ..................       287,980
 14,850    Fidelity National Financial, Inc. ...........       359,964
  1,300    LandAmerica Financial Group, Inc. ...........        40,924
 11,400    Vesta Insurance Group, Inc. .................       133,038
                                                           -----------
                                                               923,635
                                                           -----------
           INTERNET CONTENT--0.5%
 11,400    HomeStore.com, Inc.* ........................       188,898
                                                           -----------
           INTERNET SOFTWARE--2.3%
 14,400    Retek Inc.* .................................       402,912
  6,300    VeriSign, Inc.* .............................       258,615
 14,700    Websense, Inc.* .............................       262,983
                                                           -----------
                                                               924,510
                                                           -----------
           INVESTMENT MANAGEMENT--0.5%
  2,900    John Nuveen Co. (The), Class A ..............       189,689
                                                           -----------
           LEISURE & ENTERTAINMENT--3.7%
  8,700    Action Performance Companies, Inc.* .........       240,555
  5,400    Alliance Gaming Corp.* ......................       106,434
 11,400    Argosy Gaming Co.* ..........................       338,922
 14,100    Direct Focus, Inc.* .........................       394,800
  6,900    Hotel Reservations Network, Inc.,
             Class A* ..................................       287,040
 10,500    Topps Co., Inc. (The)* ......................       120,750
                                                           -----------
                                                             1,488,501
                                                           -----------
           MACHINERY--0.4%
  9,948    Global Power Equipment Group Inc.* ..........       142,058
                                                           -----------
           MANUFACTURING--0.5%
  1,300    Ameron International Corp. ..................        94,445
  6,200    Dal-Tile International Inc.* ................       107,260
                                                           -----------
                                                               201,705
                                                           -----------

The accompanying notes are an integral part of the financial statements.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2001

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           MEDICAL INSTRUMENTS & SUPPLIES--7.2%
  1,000    American Medical Systems Holdings,
             Inc.* .....................................   $    19,950
  2,300    Cooper Companies, Inc. (The) ................       117,323
 21,100    Cytyc Corp.* ................................       511,253
  4,400    Diagnostic Products Corp. ...................       172,700
  3,500    DIANON Systems, Inc.* .......................       171,325
 11,700    Edwards Lifesciences Corp.* .................       307,593
  2,400    Haemonetics Corp.* ..........................        86,064
  9,300    Henry Schein, Inc.* .........................       337,776
  5,500    Laboratory Corp. of America Holdings* .......       428,450
  2,300    Mentor Corp. ................................        69,000
  5,800    PSS World Medical, Inc.* ....................        40,774
  6,500    Quest Diagnostics Inc.* .....................       407,225
  2,800    Specialty Laboratories, Inc.* ...............        88,480
  4,800    STERIS Corp.* ...............................       103,872
                                                           -----------
                                                             2,861,785
                                                           -----------
           METALS--0.4%
  5,600    Titanium Metals Corp.* ......................        58,184
 16,300    USEC Inc. ...................................       118,990
                                                           -----------
                                                               177,174
                                                           -----------
           MISCELLANEOUS TECHNOLOGY--0.8%
  7,800    Macrovision Corp.* ..........................       340,158
                                                           -----------
           OIL & GAS EQUIPMENT & SERVICES--3.9%
  6,900    BJ Services Co.* ............................       154,767
  9,600    Hydril Company* .............................       187,488
 15,700    Input/Output, Inc.* .........................       153,860
 34,200    Key Energy Services, Inc.* ..................       317,376
  7,800    McDermott International, Inc.* ..............        83,070
 16,200    Oceaneering International, Inc.* ............       315,900
  3,100    Offshore Logistics, Inc.* ...................        58,590
 10,100    Universal Compression Holdings, Inc.* .......       270,680
                                                           -----------
                                                             1,541,731
                                                           -----------
           OIL & GAS FIELD EXPLORATION--0.5%
 10,400    Ocean Energy Inc. ...........................       196,040
                                                           -----------
           PACKAGING & CONTAINERS--0.5%
 11,500    Packaging Corp. of America* .................       211,370
                                                           -----------
           PHARMACEUTICALS--4.7%
  9,900    Albany Molecular Research, Inc.* ............       257,598
  5,400    First Horizon Pharmaceutical Corp.* .........       194,886
 12,249    King Pharmaceuticals, Inc.* .................       529,769
 21,500    Perrigo Co.* ................................       347,010

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           PHARMACEUTICALS--(CONTINUED)
  2,900    Pharmaceutical Product Development,
             Inc.* .....................................   $    87,464
 19,200    SICOR Inc.* .................................       453,120
                                                           -----------
                                                             1,869,847
                                                           -----------
           RESIDENTIAL CONSTRUCTION--2.9%
  8,200    Lennar Corp. ................................       365,310
  1,300    M/I Schottenstein Homes, Inc. ...............        52,299
  2,600    NVR, Inc.* ..................................       418,600
  6,300    Ryland Group, Inc. (The) ....................       338,940
                                                           -----------
                                                             1,175,149
                                                           -----------
           RESTAURANTS--0.4%
  4,400    Panera Bread Co., Class A* ..................       165,440
                                                           -----------
           RETAIL - AUTOMOBILES--2.0%
  7,900    AutoZone, Inc.* .............................       364,980
 10,500    Group 1 Automotive, Inc.* ...................       309,750
  7,200    Sonic Automotive, Inc.* .....................       126,720
                                                           -----------
                                                               801,450
                                                           -----------
           RETAIL - DISCOUNT--0.2%
  2,200    99 Cents Only Stores* .......................        67,298
                                                           -----------
           RETAIL - SPECIALTY--3.0%
 18,000    Blockbuster Inc., Class A ...................       386,280
 14,500    Hollywood Entertainment Corp.* ..............       174,000
  7,900    School Specialty, Inc.* .....................       240,547
 21,700    Venator Group, Inc.* ........................       389,515
                                                           -----------
                                                             1,190,342
                                                           -----------
           RETAIL - SPECIALTY APPAREL--0.7%
  3,500    Chico's FAS, Inc.* ..........................       132,300
  1,500    Too Inc.* ...................................        41,280
  5,700    Wet Seal, Inc. (The), Class A* ..............       113,943
                                                           -----------
                                                               287,523
                                                           -----------
           SAVINGS & LOAN ASSOCIATIONS--1.5%
 10,500    Flagstar Bancorp, Inc. ......................       230,790
  8,600    GreenPoint Financial Corp. ..................       339,700
  1,800    Trustmark Corp. .............................        40,320
                                                           -----------
                                                               610,810
                                                           -----------
           SCHOOLS--2.0%
 11,720    Apollo Group, Inc., Class A* ................       461,416
  3,800    ITT Educational Services, Inc.* .............       126,692
  7,050    University of Phoenix Online* ...............       197,400
                                                           -----------
                                                               785,508
                                                           -----------

The accompanying notes are an integral part of the financial statements.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                   GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2001

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           SEMICONDUCTORS--7.3%
  1,500    Cymer, Inc.* ................................   $    37,740
  8,500    Elantec Semiconductor, Inc.* ................       323,000
  9,100    EMCOR Group, Inc.* ..........................       354,809
  5,200    KLA-Tencor Corp.* ...........................       255,528
 19,400    Kulicke and Soffa Industries, Inc.* .........       279,554
 16,300    Lam Research Corp.* .........................       461,453
  7,300    Microsemi Corp.* ............................       208,050
 16,900    Multilink Technology Corp.* .................       159,705
  5,000    NVIDIA Corp.* ...............................       423,550
 13,700    Photronics, Inc.* ...........................       326,882
  9,000    TranSwitch Corp.* ...........................        73,800
                                                           -----------
                                                             2,904,071
                                                           -----------
           SERVICES - EMPLOYMENT AGENCIES--0.4%
  8,200    Resources Connection, Inc.* .................       180,400
                                                           -----------
           SERVICES - MANAGEMENT CONSULTING--1.5%
 10,600    Corporate Executive Board Co. (The)* ........       368,350
  5,900    FTI Consulting, Inc.* .......................       147,795
  4,400    Watson Wyatt & Company Holdings* ............       103,840
                                                           -----------
                                                               619,985
                                                           -----------
           TELECOMMUNICATIONS EQUIPMENT & SERVICES--3.6%
  1,600    Advanced Fibre Communications, Inc.* ........        38,800
  8,300    Catapult Communications Corp.* ..............       150,645
 14,000    Dycom Industries, Inc.* .....................       202,860
 11,800    Illuminet Holdings, Inc.* ...................       391,760
 25,200    SpectraLink Corp.* ..........................       424,872
 12,600    UTStarcom, Inc.* ............................       211,050
  2,800    WJ Communications, Inc.* ....................         9,240
                                                           -----------
                                                             1,429,227
                                                           -----------

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           TOBACCO--0.4%
  7,700    Standard Commercial Corp. ...................   $   143,220
                                                           -----------
           TRANSPORTATION--2.5%
  9,600    Airborne, Inc. ..............................       130,176
  7,300    C.H. Robinson Worldwide, Inc. ...............       226,957
  7,400    Overseas Shipholding Group, Inc. ............       201,724
 17,400    Ryder System, Inc. ..........................       393,066
  1,500    Yellow Corp.* ...............................        39,915
                                                           -----------
                                                               991,838
                                                           -----------
           UTILITIES--0.3%
  1,400    Public Service Company of New Mexico ........        39,760
  5,800    Southwestern Energy Co.* ....................        72,500
                                                           -----------
                                                               112,260
                                                           -----------
           VITAMIN & NUTRITION PRODUCTS--0.9%
 20,500    NBTY, Inc.* .................................       353,830
                                                           -----------
           WHOLESALE - DISTRIBUTION--0.0%
  1,100    Handleman Co.* ..............................        17,006
                                                           -----------
           Total Investments -- 98.1%
             (Cost $38,402,085) ........................    39,172,953
                                                           -----------
           Other Assets in Excess of
             Liabilities -- 1.9% .......................       757,214
                                                           -----------
           Net Assets -- 100.0% ........................   $39,930,167

----------
* Non-income producing.

The accompanying notes are an integral part of the financial statements.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                  MID CAP FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2001

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           COMMON STOCKS--97.2%
           AEROSPACE & DEFENSE--3.1%
  1,200    Boeing Co. (The) ............................   $    61,440
  3,300    Goodrich Corp. ..............................       105,765
 12,300    Precision Castparts Corp. ...................       422,382
  3,700    Rockwell Collins ............................        75,184
  4,300    United Technologies Corp. ...................       294,120
                                                           -----------
                                                               958,891
                                                           -----------
           AGRICULTURAL SERVICES--0.8%
  6,900    Monsanto Co. ................................       235,359
                                                           -----------
           APPAREL--0.5%
 11,000    Tommy Hilfiger Corp.* .......................       141,900
                                                           -----------
           AUTOMOBILE--1.4%
 20,300    AutoNation, Inc. ............................       218,428
  3,800    General Motors Corp. ........................       208,050
                                                           -----------
                                                               426,478
                                                           -----------
           AUTOMOBILE PARTS & EQUIPMENT--2.9%
 16,800    ArvinMeritor, Inc. ..........................       297,360
 11,100    Lear Corp.* .................................       402,264
 11,800    Visteon Corp. ...............................       201,780
                                                           -----------
                                                               901,404
                                                           -----------
           BANKS--4.2%
 16,100    Compass Bancshares, Inc. ....................       429,065
  1,400    Countrywide Credit Industries, Inc. .........        58,100
  1,500    National City Corp. .........................        46,305
  1,800    SunTrust Banks, Inc. ........................       122,940
  3,900    U.S. Bancorp ................................        94,536
  7,200    Wachovia Corp. ..............................       247,824
  8,500    Washington Mutual, Inc. .....................       318,240
                                                           -----------
                                                             1,317,010
                                                           -----------
           BEVERAGES--1.8%
  7,500    Constellation Brands, Inc., Class A* ........       317,625
  5,400    Pepsi Bottling Group, Inc. (The) ............       238,410
                                                           -----------
                                                               556,035
                                                           -----------
           BROKERAGE--0.5%
  1,600    Bear Stearns Companies Inc. (The) ...........        83,504
  1,200    Lehman Brothers Holdings Inc. ...............        78,780
                                                           -----------
                                                               162,284
                                                           -----------

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           BUSINESS SERVICES--0.7%
 16,300    Exult Inc.* .................................   $   228,200
                                                           -----------
           CHEMICALS - BASIC--0.4%
  2,400    Praxair, Inc. ...............................       112,968
                                                           -----------
           CHEMICALS - SPECIALTY--1.9%
  7,900    Ashland Inc. ................................       334,960
 11,300    Sherwin-Williams Co. (The) ..................       255,945
                                                           -----------
                                                               590,905
                                                           -----------
           COMMERCIAL SERVICES--0.6%
 10,000    Cendant Corp.* ..............................       190,700
                                                           -----------
           COMMUNICATIONS & MEDIA--0.3%
  8,600    Entravision Communications Corp.,
             Class A* ..................................       104,318
                                                           -----------
           COMPUTER NETWORKING PRODUCTS--2.0%
  2,900    ONI Systems Corp.* ..........................        40,310
 17,300    Sonus Networks, Inc.* .......................       255,521
 14,800    Storage Technology Corp.* ...................       211,640
 12,300    Tellium, Inc.* ..............................       119,925
                                                           -----------
                                                               627,396
                                                           -----------
           COMPUTER PERIPHERALS--1.0%
 10,600    Electronics for Imaging, Inc.* ..............       216,876
  2,100    Lexmark International, Inc.* ................       109,305
                                                           -----------
                                                               326,181
                                                           -----------
           COMPUTER SOFTWARE--4.8%
  5,800    Advent Software, Inc.* ......................       308,038
  3,900    BEA Systems, Inc.* ..........................        63,063
 10,300    Citrix Systems, Inc.* .......................       339,385
  8,800    Computer Associates International, Inc. .....       273,240
 26,300    Network Associates, Inc.* ...................       416,855
  7,700    Sybase, Inc.* ...............................       106,029
                                                           -----------
                                                             1,506,610
                                                           -----------
           CONSUMER PRODUCTS--1.0%
  4,600    Whirlpool Corp. .............................       303,692
                                                           -----------
           DATA PROCESSING--0.6%
  3,200    Electronic Data Systems Corp. ...............       188,736
                                                           -----------
           ELECTRONIC COMPONENTS & ACCESSORIES--0.1%
  1,200    RF Micro Devices, Inc.* .....................        30,552
                                                           -----------

The accompanying notes are an integral part of the financial statements.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2001

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           FINANCIAL SERVICES--1.3%
  4,300    AmeriCredit Corp.* ..........................   $   198,488
  8,400    IndyMac Bancorp, Inc.* ......................       221,508
                                                           -----------
                                                               419,996
                                                           -----------
           FOOD & AGRICULTURE--2.6%
 12,100    ConAgra Foods, Inc. .........................       277,695
  1,400    Sara Lee Corp. ..............................        30,800
  8,000    Smithfield Foods, Inc.* .....................       354,000
 15,100    Tyson Foods, Inc., Class A ..................       159,305
                                                           -----------
                                                               821,800
                                                           -----------
           HEALTH CARE--2.1%
 10,600    Health Net Inc.* ............................       200,022
 14,700    Oxford Health Plans, Inc.* ..................       440,706
                                                           -----------
                                                               640,728
                                                           -----------
           HOSPITALS--3.2%
 16,700    DaVita, Inc.* ...............................       344,855
  8,100    LifePoint Hospitals, Inc.* ..................       346,599
  5,500    Tenet Healthcare Corp.* .....................       304,810
                                                           -----------
                                                               996,264
                                                           -----------
           INSURANCE - PROPERTY & CASUALTY--3.8%
  8,500    CNA Financial Corp.* ........................       236,045
  1,870    CNA Financial Corp., Rights
             (expiring 09/14/01)* ......................         5,199
 12,470    Fidelity National Financial, Inc. ...........       302,273
  4,600    Loews Corp. .................................       224,572
 16,000    Old Republic International Corp. ............       429,600
                                                           -----------
                                                             1,197,689
                                                           -----------
           INTERNET SOFTWARE--1.2%
  5,800    Retek Inc.* .................................       162,284
  5,100    VeriSign, Inc.* .............................       209,355
                                                           -----------
                                                               371,639
                                                           -----------
           LEISURE & ENTERTAINMENT--2.4%
  2,000    Callaway Golf Co. ...........................        36,240
  3,000    Expedia, Inc., Class A* .....................       112,080
  6,900    Hotel Reservations Network, Inc.,
             Class A* ..................................       287,040
 13,200    Royal Caribbean Cruises Ltd. ................       308,088
                                                           -----------
                                                               743,448
                                                           -----------

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           MANUFACTURING--1.3%
 10,400    Pentair, Inc. ...............................   $   390,000
                                                           -----------
           MEDICAL INSTRUMENTS & SUPPLIES--5.2%
  3,000    DENTSPLY International Inc. .................       133,860
 10,200    Edwards Lifesciences Corp.* .................       268,158
  7,200    Hillenbrand Industries, Inc. ................       390,960
  2,200    Laboratory Corp. of America Holdings* .......       171,380
  8,500    Quest Diagnostics Inc.* .....................       532,525
  2,200    Stryker Corp. ...............................       120,626
                                                           -----------
                                                             1,617,509
                                                           -----------
           MULTIMEDIA/PUBLISHING--0.9%
  4,900    McGraw-Hill Companies, Inc. (The) ...........       290,325
                                                           -----------
           OFFICE EQUIPMENT--0.3%
  2,200    Pitney Bowes Inc. ...........................        95,678
                                                           -----------
           OFFICE FURNITURE--1.1%
 24,000    Office Depot, Inc.* .........................       333,600
                                                           -----------
           OIL & GAS EQUIPMENT & SERVICES--3.6%
  2,300    Helmerich & Payne, Inc. .....................        70,288
  2,800    Nabors Industries, Inc.* ....................        68,656
  5,500    Patterson-UTI Energy, Inc.* .................        77,275
  7,400    Questar Corp. ...............................       167,536
 14,400    Tidewater Inc. ..............................       447,984
  9,000    Williams Companies, Inc. (The) ..............       292,950
                                                           -----------
                                                             1,124,689
                                                           -----------
           OIL & GAS FIELD EXPLORATION--3.1%
  4,100    Amerada Hess Corp. ..........................       318,611
  1,000    Devon Energy Corp. ..........................        46,270
  1,500    El Paso Corp. ...............................        72,885
  5,700    Unocal Corp. ................................       201,210
 10,700    USX-Marathon Group ..........................       337,157
                                                           -----------
                                                               976,133
                                                           -----------
           OIL REFINING--1.8%
  9,100    Sunoco, Inc. ................................       344,253
  5,000    Valero Energy Corp. .........................       207,500
                                                           -----------
                                                               551,753
                                                           -----------

The accompanying notes are an integral part of the financial statements.

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                              n/i numeric investors
                                 family of funds

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2001

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           PAPER & ALLIED PRODUCTS--1.9%
  1,400    Bowater Inc. ................................   $    66,416
  8,600    Georgia-Pacific Group .......................       314,244
  5,100    Mead Corp. (The) ............................       169,524
  1,700    Westvaco Corp. ..............................        51,765
                                                           -----------
                                                               601,949
                                                           -----------
           PHARMACEUTICALS--1.0%
  1,600    ICN Pharmaceuticals, Inc. ...................        47,120
  5,966    King Pharmaceuticals, Inc.* .................       258,029
                                                           -----------
                                                               305,149
                                                           -----------
           RESIDENTIAL CONSTRUCTION--1.4%
  1,900    Lennar Corp. ................................        84,645
  8,900    Pulte Homes, Inc. ...........................       336,865
                                                           -----------
                                                               421,510
                                                           -----------
           RETAIL - DEPARTMENT STORES--1.3%
  6,500    Dillard's, Inc., Class A ....................       116,350
  7,100    Sears, Roebuck and Co. ......................       303,525
                                                           -----------
                                                               419,875
                                                           -----------
           RETAIL - SPECIALTY--1.7%
 14,500    Blockbuster Inc., Class A ...................       311,170
 13,000    Venator Group, Inc.* ........................       233,350
                                                           -----------
                                                               544,520
                                                           -----------
           SAVINGS & LOAN ASSOCIATIONS--9.3%
  6,800    Astoria Financial Corp. .....................       401,200
 16,100    Banknorth Group, Inc. .......................       354,200
 10,900    Charter One Financial, Inc. .................       318,280
 14,600    Golden State Bancorp Inc. ...................       438,292
  5,200    Golden West Financial Corp. .................       300,924
 11,400    GreenPoint Financial Corp. ..................       450,300
 23,000    Hibernia Corp., Class A .....................       397,670
  7,100    Webster Financial Corp. .....................       230,892
                                                           -----------
                                                             2,891,758
                                                           -----------
           SCHOOLS--0.7%
  5,750    Apollo Group, Inc., Class A* ................       226,378
                                                           -----------
           SEMICONDUCTORS--3.7%
  6,700    KLA-Tencor Corp.* ...........................       329,238
  9,100    Lam Research Corp.* .........................       257,621
  5,900    NVIDIA Corp.* ...............................       499,789
  1,400    Semtech Corp.* ..............................        52,262
                                                           -----------
                                                             1,138,910
                                                           -----------

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           SERVICES - MANAGEMENT CONSULTING--1.1%
  7,200    Corporate Executive Board Co. (The)* ........   $   250,200
  6,400    KPMG Consulting Inc.* .......................        94,272
                                                           -----------
                                                               344,472
                                                           -----------
           TELECOMMUNICATIONS EQUIPMENT & INFRASTRUCTURE--2.0%
  9,500    Corning, Inc. ...............................       114,095
 11,300    EchoStar Communications Corp., Class A* .....       318,208
  4,500    Lucent Technologies Inc. ....................        30,690
  9,700    UTStarcom, Inc.* ............................       162,475
                                                           -----------
                                                               625,468
                                                           -----------
           TRANSPORTATION--1.3%
 10,800    Norfolk Southern Corp. ......................       201,096
  8,400    Ryder System, Inc. ..........................       189,756
                                                           -----------
                                                               390,852
                                                           -----------
           UTILITIES--8.3%
  7,700    Allegheny Energy, Inc. ......................       339,416
  1,700    Aquila, Inc.* ...............................        44,285
  7,500    CMS Energy Corp. ............................       175,950
 13,800    Energy East Corp. ...........................       290,628
  9,200    FirstEnergy Corp. ...........................       302,588
  9,300    KeySpan Corp. ...............................       300,390
 13,750    MDU Resources Group, Inc. ...................       391,600
  1,100    Mirant Corp.* ...............................        31,515
  3,500    ONEOK, Inc. .................................        56,700
  3,900    Progress Energy, Inc. .......................       162,591
  9,900    Public Service Co. of New Mexico ............       281,160
    200    Sempra Energy ...............................         5,418
  3,100    Vectren Corp. ...............................        63,550
  6,600    Wisconsin Energy Corp. ......................       159,060
                                                           -----------
                                                             2,604,851
                                                           -----------
           WHOLESALE - GROCERIES & GENERAL LINE--1.0%
 15,200    SUPERVALU INC ...............................       318,896
                                                           -----------
           Total Common Stocks
             (Cost $30,295,133) ........................    30,315,458
                                                           -----------

The accompanying notes are an integral part of the financial statements.

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                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                  MID CAP FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2001


    PRINCIPAL                                                 VALUE
 AMOUNT (000's)                                             (NOTE 1)
----------------------------------------------------------------------
           REPURCHASE AGREEMENT--2.6%
 $  831    Bear, Stearns & Co. Inc.
             (Agreement dated 08/31/01 to be
             repurchased at $831,180)
             3.65%, 09/04/01
             (Cost $830,843) (Note 6) ..................   $   830,843
                                                           -----------
           Total Investments -- 99.8%
             (Cost $31,125,976) ........................    31,146,301
                                                           -----------
           Other Assets in Excess of
             Liabilities -- 0.2% .......................        51,900
                                                           -----------
           Net Assets -- 100.0% ........................   $31,198,201

----------
* Non-income producing.

The accompanying notes are an integral part of the financial statements.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                 AUGUST 31, 2001

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           COMMON STOCKS--97.2%
           AEROSPACE & DEFENSE--1.7%
  4,600    Moog Inc., Class A* .........................   $   164,680
 12,000    Precision Castparts Corp. ...................       412,080
    600    Triumph Group, Inc.* ........................        28,380
                                                           -----------
                                                               605,140
                                                           -----------
           AIRLINES--0.4%
 14,500    America West Holdings Corp., Class B* .......       137,895
                                                           -----------
           APPAREL--0.6%
 17,800    Tommy Hilfiger Corp.* .......................       229,620
                                                           -----------
           AUTOMOBILE PARTS & EQUIPMENT--4.0%
 10,200    American Axle & Manufacturing
             Holdings, Inc.* ...........................       192,270
 28,600    ArvinMeritor, Inc. ..........................       506,220
  3,300    BorgWarner, Inc. ............................       168,630
  6,500    Dura Automotive Systems, Inc.* ..............        91,000
 11,400    Tower Automotive, Inc.* .....................       146,148
 31,100    Wabash National Corp. .......................       301,670
                                                           -----------
                                                             1,405,938
                                                           -----------
           BANKS--2.9%
 11,200    First BanCorp ...............................       311,920
  3,000    Hudson United Bancorp. ......................        80,850
 14,000    Irwin Financial Corp. .......................       301,000
 12,800    R&G Financial Corp., Class B ................       221,312
  8,500    W Holding Co., Inc. .........................       128,435
                                                           -----------
                                                             1,043,517
                                                           -----------
           BEVERAGES--0.6%
  5,200    Constellation Brands, Inc., Class A* ........       220,220
                                                           -----------
           BROKERAGE--0.1%
    600    Jefferies Group, Inc. .......................        19,980
                                                           -----------
           BUILDING SUPPLIES--2.1%
 11,100    Building Materials Holding Corp.* ...........       158,175
 17,900    Hughes Supply, Inc. .........................       489,565
  6,600    Lennox International Inc. ...................        66,264
  1,500    Watsco, Inc. ................................        21,210
                                                           -----------
                                                               735,214
                                                           -----------
           CHEMICALS - BASIC--0.6%
 12,700    NL Industries, Inc. .........................       205,105
                                                           -----------

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           CHEMICALS - SPECIALTY--1.0%
 10,600    RPM, Inc. ...................................   $   116,812
  9,100    TETRA Technologies, Inc.* ...................       207,571
  3,300    Wellman, Inc. ...............................        49,500
                                                           -----------
                                                               373,883
                                                           -----------
           COMPUTER COMPONENTS--0.8%
  6,700    Hutchinson Technology Inc.* .................       126,496
 11,500    MTS Systems Corp. ...........................       149,500
                                                           -----------
                                                               275,996
                                                           -----------
           COMPUTER NETWORKING PRODUCTS--1.1%
  9,200    Adaptec, Inc.* ..............................        96,140
  2,100    Black Box Corp.* ............................        98,301
 13,400    Storage Technology Corp.* ...................       191,620
                                                           -----------
                                                               386,061
                                                           -----------
           COMPUTER PERIPHERALS--0.8%
 13,600    Electronics for Imaging, Inc.* ..............       278,256
                                                           -----------
           COMPUTER SOFTWARE--0.7%
 13,300    Midway Games Inc.* ..........................       194,845
  3,400    MSC.Software Corp.* .........................        63,750
                                                           -----------
                                                               258,595
                                                           -----------
           CONSUMER PRODUCTS--2.3%
 16,300    American Greetings Corp., Class A ...........       215,486
  5,600    Libbey Inc. .................................       213,360
  8,400    Toro Co. (The) ..............................       382,620
                                                           -----------
                                                               811,466
                                                           -----------
           DATA PROCESSING--0.1%
  1,900    Actrade Financial Technologies, Ltd.* .......        43,529
                                                           -----------
           ELECTRICAL EQUIPMENT--0.5%
  4,100    A.O. Smith Corp. ............................        69,085
  8,000    General Cable Corp. .........................       121,120
                                                           -----------
                                                               190,205
                                                           -----------
           ELECTRONIC COMPONENTS & ACCESSORIES--2.0%
  5,700    BEI Technologies, Inc. ......................       131,841
  4,700    Pioneer-Standard Electronics, Inc. ..........        56,447
  2,600    Planar Systems Inc.* ........................        68,900
  8,500    Powell Industries, Inc.* ....................       228,565
  8,400    Wilson Greatbatch Technologies, Inc.* .......       217,560
                                                           -----------
                                                               703,313
                                                           -----------

The accompanying notes are an integral part of the financial statements.

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                              n/i numeric investors
                                 family of funds

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2001

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           ELECTRONIC MEASUREMENTS - INSTRUMENTS--0.3%
  4,000    FLIR Systems, Inc.* .........................   $   112,800
                                                           -----------
           FINANCIAL SERVICES--2.2%
 13,200    Advanta Corp., Class A ......................       179,784
 17,000    IndyMac Bancorp, Inc.* ......................       448,290
  5,300    Metris Companies Inc. .......................       144,160
                                                           -----------
                                                               772,234
                                                           -----------
           FOOD & AGRICULTURE--4.0%
    700    Corn Products International, Inc. ...........        23,100
 22,000    Dole Food Co., Inc. .........................       527,780
 17,500    Fresh Del Monte Produce Inc.* ...............       259,875
  2,700    Interstate Bakeries Corp. ...................        66,690
 13,500    Sensient Technologies Corp. .................       296,865
  4,000    Spartan Stores, Inc.* .......................        46,920
  3,700    Suiza Foods Corp.* ..........................       214,526
                                                           -----------
                                                             1,435,756
                                                           -----------
           FOOTWEAR--0.6%
 11,300    Wolverine World Wide, Inc. ..................       210,293
                                                           -----------
           FUNERAL SERVICES--0.1%
  4,000    Stewart Enterprises, Inc., Class A* .........        30,080
                                                           -----------
           HEALTH CARE--0.2%
  1,900    Health Net Inc.* ............................        35,853
  1,600    Mid Atlantic Medical Services, Inc.* ........        33,600
                                                           -----------
                                                                69,453
                                                           -----------
           HOME FURNISHINGS/HOUSEWARES--0.3%
  2,500    American Woodmark Corp. .....................       120,500
                                                           -----------
           HOSPITALS--0.2%
  3,500    DaVita, Inc.* ...............................        72,275
                                                           -----------
           INSURANCE - HEALTH & LIFE--0.8%
  2,900    American National Insurance Co. .............       228,839
  1,000    AmerUs Group Co. ............................        30,980
    800    StanCorp Financial Group, Inc. ..............        36,800
                                                           -----------
                                                               296,619
                                                           -----------
           INSURANCE - PROPERTY & CASUALTY--5.5%
 13,000    Commerce Group, Inc. (The) ..................       486,200
 15,260    Fidelity National Financial, Inc. ...........       369,902
 13,600    LandAmerica Financial Group, Inc. ...........       428,128
  6,000    Ohio Casualty Corp. .........................        82,860
  6,400    Stewart Information Services Corp.* .........       112,000
 41,300    Vesta Insurance Group, Inc. .................       481,971
                                                           -----------
                                                             1,961,061
                                                           -----------

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           INVESTMENT MANAGEMENT--1.3%
  6,400    John Nuveen Co. (The), Class A ..............   $   418,624
  1,200    Raymond James Financial, Inc. ...............        33,984
                                                           -----------
                                                               452,608
                                                           -----------
           LEISURE & ENTERTAINMENT--2.7%
  5,700    Ameristar Casinos, Inc.* ....................        87,894
  7,900    Argosy Gaming Co.* ..........................       234,867
 16,700    Aztar Corp.* ................................       269,538
  7,400    Polaris Industries Inc. .....................       372,590
                                                           -----------
                                                               964,889
                                                           -----------
           MACHINERY--1.2%
 36,000    AGCO Corp. ..................................       423,000
                                                           -----------
           MAINTENANCE SERVICES--0.4%
 17,300    Integrated Electrical Services, Inc.* .......       141,860
                                                           -----------
           MANUFACTURING--6.0%
 15,000    Actuant Corp., Class A* .....................       318,150
  6,400    Ameron International Corp. ..................       464,960
  1,000    Donaldson Co., Inc. .........................        29,850
 19,000    Griffon Corp.* ..............................       208,050
  8,200    Harsco Corp. ................................       290,280
 10,600    Pentair, Inc. ...............................       397,500
  6,000    RTI International Metals, Inc.* .............        66,900
  2,300    Tecumseh Products Co., Class A ..............       112,654
  4,700    Teleflex Inc. ...............................       231,240
                                                           -----------
                                                             2,119,584
                                                           -----------
           MEDICAL INSTRUMENTS & SUPPLIES--2.8%
  6,000    Edwards Lifesciences Corp.* .................       157,740
  5,600    Henry Schein, Inc.* .........................       203,392
  8,800    Landauer, Inc. ..............................       268,400
 11,900    Mentor Corp. ................................       357,000
                                                           -----------
                                                               986,532
                                                           -----------
           METALS--2.3%
 11,200    Century Aluminum Co. ........................       187,936
  5,500    Quanex Corp. ................................       145,145
 65,000    USEC Inc. ...................................       474,500
                                                           -----------
                                                               807,581
                                                           -----------
           OFFICE & BUSINESS EQUIPMENT--1.3%
 55,000    IKON Office Solutions, Inc. .................       412,500
  1,600    United Stationers Inc.* .....................        50,416
                                                           -----------
                                                               462,916
                                                           -----------

The accompanying notes are an integral part of the financial statements.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                 AUGUST 31, 2001

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           OIL & GAS EQUIPMENT & SERVICES--1.3%
 14,100    Key Energy Services, Inc.* ..................   $   130,848
  5,100    Lufkin Industries, Inc. .....................       138,771
  5,300    McDermott International, Inc.* ..............        56,445
  3,100    Offshore Logistics, Inc.* ...................        58,590
  1,400    SEACOR SMIT Inc.* ...........................        65,086
                                                           -----------
                                                               449,740
                                                           -----------
           OIL & GAS FIELD EXPLORATION--1.3%
  5,000    Louis Dreyfus Natural Gas Corp.* ............       166,250
  5,900    Newfield Exploration Co.* ...................       194,464
  2,400    Pogo Producing Co. ..........................        57,336
  2,000    XTO Energy, Inc. ............................        28,200
                                                           -----------
                                                               446,250
                                                           -----------
           PACKAGING--0.4%
  6,500    Silgan Holdings Inc.* .......................       141,765
                                                           -----------
           PAPER & ALLIED PRODUCTS--2.1%
 26,600    P.H. Glatfelter Co. .........................       424,004
 13,500    Schweitzer-Mauduit International, Inc. ......       315,225
                                                           -----------
                                                               739,229
                                                           -----------
           PRINTING--0.5%
  1,400    Banta Corp. .................................        41,986
  5,800    John H. Harland Co. .........................       134,850
                                                           -----------
                                                               176,836
                                                           -----------
           PUBLISHING--0.3%
  2,400    Scholastic Corp.* ...........................        93,432
                                                           -----------
           RESIDENTIAL CONSTRUCTION--3.0%
  6,200    Crossmann Communities, Inc. .................       239,630
  8,800    M/I Schottenstein Homes, Inc. ...............       354,024
  9,000    Ryland Group, Inc. (The) ....................       484,200
                                                           -----------
                                                             1,077,854
                                                           -----------
           RESTAURANTS--2.3%
  3,450    Applebee's International, Inc. ..............       111,435
  1,800    Bob Evans Farms, Inc. .......................        40,212
  1,200    Landry's Restaurants, Inc. ..................        20,760
 36,361    Lone Star Steakhouse & Saloon, Inc. .........       452,695
 11,800    Ryan's Family Steak Houses, Inc.* ...........       205,438
                                                           -----------
                                                               830,540
                                                           -----------
           RETAIL - AUTOMOBILES--0.3%
  2,900    Group 1 Automotive, Inc.* ...................        85,550
  1,700    Sonic Automotive, Inc.* .....................        29,920
                                                           -----------
                                                               115,470
                                                           -----------

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           RETAIL - DEPARTMENT STORES--0.6%
 11,900    Dillard's, Inc., Class A ....................   $   213,010
                                                           -----------
           RETAIL - SPECIALTY--2.4%
 10,700    Blockbuster Inc., Class A ...................       229,622
 14,500    Brown Shoe Co., Inc. ........................       218,950
  2,900    Gart Sports Company* ........................        45,240
 20,600    Hollywood Entertainment Corp.* ..............       247,200
  4,300    Longs Drug Stores Corp. .....................       111,284
                                                           -----------
                                                               852,296
                                                           -----------
           RETAIL - SPECIALTY APPAREL--0.7%
 21,000    Finish Line, Inc. (The), Class A* ...........       204,750
  2,000    Wet Seal, Inc. (The), Class A* ..............        39,980
                                                           -----------
                                                               244,730
                                                           -----------
           SAVINGS & LOAN ASSOCIATIONS--12.0%
  2,600    American Capital Strategies, Ltd. ...........        73,372
  2,600    Astoria Financial Corp. .....................       153,400
 47,700    BankAtlantic Bancorp, Inc., Class A .........       439,794
  8,600    Community First Bankshares, Inc. ............       209,410
 17,000    Dime Bancorp, Inc. ..........................       462,910
  4,100    Dime Bancorp, Inc., Litigation Tracking
             Warrants* .................................         1,025
 10,000    Downey Financial Corp. ......................       477,500
 10,000    First Essex Bancorp, Inc. ...................       255,000
 19,950    Flagstar Bancorp, Inc. ......................       438,501
 11,500    GBC Bancorp .................................       360,640
 13,500    MAF Bancorp, Inc. ...........................       417,960
 14,300    Sovereign Bancorp, Inc. .....................       158,444
 17,100    Trustmark Corp. .............................       383,040
 13,900    Webster Financial Corp. .....................       452,028
                                                           -----------
                                                             4,283,024
                                                           -----------
           SEMICONDUCTORS--0.8%
  6,200    EMCOR Group, Inc.* ..........................       241,738
  1,000    Zoran Corp.* ................................        34,350
                                                           -----------
                                                               276,088
                                                           -----------
           STEEL--0.5%
  1,000    Carpenter Technology Corp. ..................        28,980
 10,500    Ryerson Tull, Inc. ..........................       133,665
                                                           -----------
                                                              162,645
                                                           -----------
           TELECOMMUNICATIONS--0.1%
  2,900    General Communication, Inc., Class A* .......        31,349
                                                           -----------

The accompanying notes are an integral part of the financial statements.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                 AUGUST 31, 2001

                                                             VALUE
 SHARES                                                     (NOTE 1)
----------------------------------------------------------------------

           TELECOMMUNICATIONS EQUIPMENT & SERVICES--0.4%
  4,400    Dycom Industries, Inc.* .....................   $    63,756
  3,300    Harris Corp. ................................        96,789
                                                           -----------
                                                               160,545
                                                           -----------
           TOBACCO--2.7%
 23,600    Standard Commercial Corp. ...................       438,960
 12,400    Universal Corp. .............................       526,132
                                                           -----------
                                                               965,092
                                                           -----------
           TRANSPORTATION--3.5%
  1,000    Kirby Corp.* ................................        24,400
 17,700    Overseas Shipholding Group, Inc. ............       482,502
 25,200    Ryder System, Inc. ..........................       569,268
  6,900    Yellow Corp.* ...............................       183,609
                                                           -----------
                                                             1,259,779
                                                           -----------
           UTILITIES--7.0%
  2,400    El Paso Electric Co.* .......................        35,760
 11,100    Energen Corp. ...............................       281,940
 11,500    MDU Resources Group, Inc. ...................       327,520
    500    National Fuel Gas Co. .......................        23,905
  7,100    NorthWestern Corp. ..........................       157,265
  1,500    NUI Corp. ...................................        33,720
  7,900    Peoples Energy Corp. ........................       310,470
 18,200    Public Service Co. of New Mexico ............       516,880
  8,100    Sierra Pacific Resources ....................       137,295
 31,800    Southwestern Energy Co.* ....................       397,500
  6,500    UGI Corp. ...................................       182,000
  4,100    Vectren Corp. ...............................        84,050
                                                           -----------
                                                             2,488,305
                                                           -----------
           WHOLESALE - DISTRIBUTION--0.5%
 11,500    Handleman Co.* ..............................       177,790
                                                           -----------
           Total Common Stocks
             (Cost $31,964,250) ........................    34,549,743
                                                           -----------

   PRINCIPAL                                                 VALUE
 AMOUNT (000's)                                             (NOTE 1)
----------------------------------------------------------------------

           REPURCHASE AGREEMENT--2.3%
  $  826   Bear, Stearns & Co. Inc.
             (Agreement dated 08/31/01 to be
             repurchased at $826,592)
             3.65%, 09/04/01
             (Cost $826,257) (Note 6) ..................   $   826,257
                                                           -----------
           Total Investments -- 99.5%
             (Cost $32,790,507) ........................    35,376,000
                                                           -----------
           Other Assets in Excess of
             Liabilities -- 0.5% .......................       187,629
                                                           -----------
           Net Assets -- 100.0% ........................   $35,563,629

----------
* Non-income producing.

The accompanying notes are an integral part of the financial statements.

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                              n/i numeric investors
                                 family of funds

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2001

                                                                    MICRO CAP         GROWTH           MID CAP     SMALL CAP VALUE
                                                                      FUND             FUND              FUND            FUND
                                                                  ------------     ------------      -----------   ---------------
ASSETS
   Investments, at value (Cost - $128,184,993,
      $38,402,085, $31,125,976, $32,790,507,
      respectively) ..........................................    $137,605,459     $ 39,172,953      $31,146,301     $35,376,000
   Receivable for investments sold ...........................       4,316,564        1,523,995          914,275       1,123,574
   Repurchase agreements in connection with securities
      lending (Note 5) .......................................       1,424,131          345,444          109,394         209,254
   Dividends and interest receivable .........................          44,864           17,518           47,439          56,738
   Receivable for Fund shares sold ...........................          11,957               --            2,400         143,434
   Prepaid expenses ..........................................           4,511               --            9,705           4,364
                                                                  ------------     ------------      -----------     -----------
      Total assets ...........................................     143,407,486       41,059,910       32,229,514      36,913,364
                                                                  ------------     ------------      -----------     -----------
LIABILITIES
   Payable for investments purchased .........................       1,692,784          294,553          872,261       1,061,783
   Payable upon return of securities loaned (Note 5) .........       1,424,131          345,444          109,394         209,254
   Due to custodian ..........................................              --          434,933               --              --
   Payable for Fund shares redeemed ..........................         216,173               --           10,189          25,851
   Investment advisory fee payable ...........................          91,110           12,392            5,523          34,797
   Accrued expenses and other liabilities ....................          56,739           42,421           33,946          18,050
                                                                  ------------     ------------      -----------     -----------
      Total liabilities ......................................       3,480,937        1,129,743        1,031,313       1,349,735
                                                                  ------------     ------------      -----------     -----------
NET ASSETS
   Capital stock, $0.001 par value ...........................          10,996            3,811            2,370           2,020
   Additional paid-in capital ................................     141,585,808       51,544,387       35,771,479      27,262,701
   Undistributed net investment income .......................              --               --          144,990          38,630
   Accumulated net realized gain/(loss) from
      investments ............................................     (11,090,721)     (12,388,899)      (4,740,963)      5,674,785
   Net unrealized appreciation on investments ................       9,420,466          770,868           20,325       2,585,493
                                                                  ------------     ------------      -----------     -----------
   Net assets applicable to shares outstanding ...............    $139,926,549     $ 39,930,167      $31,198,201     $35,563,629
                                                                  ============     ============      ===========     ===========
Shares outstanding ...........................................      10,995,639        3,811,226        2,369,927       2,019,699
                                                                  ------------     ------------      -----------     -----------
Net asset value, offering and redemption price
   per share .................................................          $12.73           $10.48           $13.16          $17.61
                                                                        ======           ======           ======          ======

The accompanying notes are an integral part of the financial statements

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                              n/i numeric investors
                                 family of funds

                            STATEMENTS OF OPERATIONS
                    FOR THE FISCAL YEAR ENDED AUGUST 31, 2001


                                                            MICRO CAP          GROWTH         MID CAP      SMALL CAP VALUE
                                                               FUND             FUND           FUND             FUND
                                                           ------------     ------------     -----------   ---------------
INVESTMENT INCOME
   Dividends* .........................................    $    210,149     $    104,033     $   417,540     $   372,287
   Interest ...........................................         197,539           64,986          53,452          43,416
   Securities lending .................................          73,632           32,073          11,751           6,768
                                                           ------------     ------------     -----------      ----------
      Total investment income .........................         481,320          201,092         482,743         422,471
                                                           ------------     ------------     -----------      ----------
EXPENSES
   Advisory fees ......................................         911,680          380,387         185,863         281,472
   Co-Administration fees .............................         212,745          104,217          93,637          86,501
   Administrative services fees .......................         182,336           78,875          55,916          34,506
   Transfer agent fees and expenses ...................          53,947           51,442          66,081          40,257
   Printing ...........................................          47,125           24,468          36,377           6,447
   Federal and state registration fees ................          19,279           14,663          38,795          15,777
   Audit and legal fees ...............................          32,418           24,668          15,111           4,751
   Custodian fees and expenses ........................          40,967           17,611          11,183           7,588
   Directors' fees and expenses .......................           8,552            7,237           3,694           1,654
   Other ..............................................           9,248            9,490           9,936          13,196
                                                           ------------     ------------     -----------      ----------
      Total expenses before waivers and
         reimbursements ...............................       1,518,297          713,058         516,593         492,149
      Less: waivers and reimbursements ................        (219,768)        (147,563)       (178,942)       (108,367)
                                                           ------------     ------------     -----------      ----------
      Net expenses after waivers and
         reimbursements ...............................       1,298,529          565,495         337,651         383,782
                                                           ------------     ------------     -----------      ----------
   Net Investment Income/(Loss) .......................        (817,209)        (364,403)        145,092          38,689
                                                           ------------     ------------     -----------      ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS:
   Net realized gain/(loss) from investments ..........     (10,311,793)     (12,141,975)     (4,234,284)      5,978,356
   Net change in unrealized appreciation/(depreciation)
      on investments ..................................     (14,123,542)     (15,122,359)     (3,240,263)      1,215,166
                                                           ------------     ------------     -----------      ----------
   Net realized and unrealized gain/(loss) on
      investments .....................................     (24,435,335)     (27,264,334)     (7,474,547)      7,193,522
                                                           ------------     ------------     -----------      ----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................    $(25,252,544)    $(27,628,737)    $(7,329,455)     $7,232,211
                                                           ============     ============     ===========      ==========

----------
* Net of foreign withholding taxes of $2,191, $526 and $482 for the Micro Cap Fund, Growth Fund and Small Cap Value Fund, respectively.

The accompanying notes are an integral part of the financial statements.

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                                 family of funds

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    MICRO CAP                          GROWTH
                                                                       FUND                             FUND
                                                           -----------------------------    ----------------------------
                                                              FOR THE FISCAL YEARS              FOR THE FISCAL YEARS
                                                                 ENDED AUGUST 31,                 ENDED AUGUST 31,
                                                           -----------------------------    ----------------------------
                                                               2001             2000            2001            2000
                                                           ------------     ------------    ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss) .......................    $   (817,209)    $   (629,445)   $   (364,403)   $   (419,767)
   Net realized gain/(loss) from investments and
      futures transactions, if any ....................     (10,311,793)      29,688,869     (12,141,975)     22,719,797
   Net change in unrealized appreciation/(depreciation)
      on investments ..................................     (14,123,542)      20,300,544     (15,122,359)     11,738,071
                                                           ------------     ------------    ------------    ------------
   Net increase/(decrease) in net assets resulting
      from operations .................................     (25,252,544)      49,359,968     (27,628,737)     34,038,101
                                                           ------------     ------------    ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..............................              --               --              --              --
   Net realized capital gains .........................     (29,436,632)     (18,272,210)    (21,857,830)     (1,484,633)
                                                           ------------     ------------    ------------    ------------
   Total dividends and distributions to shareholders ..     (29,436,632)     (18,272,210)    (21,857,830)     (1,484,633)
                                                           ------------     ------------    ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ................      60,082,666       27,096,476       9,896,402     (15,408,959)
                                                           ------------     ------------    ------------    ------------
   Total increase/(decrease) in net assets ............       5,393,490       58,184,234     (39,590,165)     17,144,509

NET ASSETS
   Beginning of year ..................................     134,533,059       76,348,825      79,520,332      62,375,823
                                                           ------------     ------------    ------------    ------------
   End of year* .......................................    $139,926,549     $134,533,059    $ 39,930,167    $ 79,520,332
                                                           ============     ============    ============    ============




                                                                      MID CAP                     SMALL CAP VALUE
                                                                       FUND                            FUND
                                                           ----------------------------     ---------------------------
                                                              FOR THE FISCAL YEARS            FOR THE FISCAL YEARS
                                                                 ENDED AUGUST 31,                ENDED AUGUST 31,
                                                           ----------------------------     ---------------------------
                                                               2001           2000             2001             2000
                                                           ------------    ------------     -----------     -----------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss) .......................    $    145,092    $    174,985     $    38,689     $   149,898
   Net realized gain/(loss) from investments and
      futures transactions, if any ....................      (4,234,284)      7,569,030       5,978,356        (194,892)
   Net change in unrealized appreciation/(depreciation)
      on investments ..................................      (3,240,263)      3,549,311       1,215,166       1,637,027
                                                           ------------    ------------     -----------     -----------
   Net increase/(decrease) in net assets resulting
      from operations .................................      (7,329,455)     11,293,326       7,232,211       1,592,033
                                                           ------------    ------------     -----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..............................        (175,009)        (82,617)       (149,957)        (87,010)
   Net realized capital gains .........................      (7,016,619)     (5,452,700)             --      (1,169,811)
                                                           ------------    ------------     -----------     -----------
   Total dividends and distributions to shareholders ..      (7,191,628)     (5,535,317)       (149,957)     (1,256,821)
                                                           ------------    ------------     -----------     -----------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 4) ................       1,289,121     (10,483,627)     15,000,608       1,647,265
                                                           ------------    ------------     -----------     -----------
   Total increase/(decrease) in net assets ............     (13,231,962)     (4,725,618)     22,082,862       1,982,477

NET ASSETS
   Beginning of year ..................................      44,430,163      49,155,781      13,480,767      11,498,290
                                                           ------------    ------------     -----------     -----------
   End of year* .......................................    $ 31,198,201    $ 44,430,163     $35,563,629     $13,480,767
                                                           ============    ============     ===========     ===========
-----------

* Includes undistributed net investment income as follows:

                                                          FOR THE FISCAL YEARS
                                                            ENDED AUGUST 31,
                                                      --------------------------
                                                         2001             2000
                                                      --------          --------
   Mid Cap Fund ..................................    $145,045          $174,907
   Small Cap Value Fund ..........................      38,630           149,898

    The accompanying notes are an integral part of the financial statements.

                                    32 and 33

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                                 family of funds

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective years. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                      MICRO CAP FUND
                                                          ----------------------------------------------------------------------
                                                                            FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                          ----------------------------------------------------------------------
                                                            2001            2000            1999           1998           1997
                                                          --------        --------        -------        -------        --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year ..............         $  20.99        $  18.03        $ 12.52        $ 18.47        $  11.67
                                                          --------        --------        -------        -------        --------
Net investment loss .............................            (0.07)          (0.10)         (0.18)         (0.07)          (0.01)
Net realized and unrealized gain/(loss) on
   investments and futures transactions, if any .            (3.58)           7.39           6.72          (3.23)           6.82
                                                          --------        --------        -------        -------        --------
Net increase/(decrease) in net assets resulting
   from operations ..............................            (3.65)           7.29           6.54          (3.30)           6.81
                                                          --------        --------        -------        -------        --------
Dividends and distributions to shareholders from:
Net investment income ...........................               --              --             --             --           (0.01)
Net realized capital gains ......................            (4.61)          (4.33)         (1.03)         (2.65)             --
                                                          --------        --------        -------        -------        --------
Total dividends and distributions to shareholders            (4.61)          (4.33)         (1.03)         (2.65)          (0.01)
                                                          --------        --------        -------        -------        --------
Net asset value, end of year ....................         $  12.73        $  20.99        $ 18.03        $ 12.52        $  18.47
                                                          ========        ========        =======        =======        ========
Total investment return(1) ......................           (20.16)%         54.42%         56.09%        (20.74)%         58.41%
                                                          ========        ========        =======        =======        ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted) .........         $139,927        $134,533        $76,349        $99,266        $142,119
Ratio of expenses to average net assets(2) ......             1.07%           1.00%          1.00%          1.00%           1.00%
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any ...             1.25%           1.28%          1.26%          1.23%           1.45%
Ratio of net investment loss to average
   net assets(2) ................................            (0.67)%         (0.55)%        (0.46)%        (0.41)%         (0.06)%
Portfolio turnover rate .........................           280.00%         297.08%        316.02%        408.70%         233.49%



                                                                                       GROWTH FUND
                                                           --------------------------------------------------------------------
                                                                          FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                           --------------------------------------------------------------------
                                                             2001          2000           1999           1998            1997
                                                           -------        -------        -------        -------        --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year ..............          $ 23.69        $ 14.89        $  9.75        $ 16.29        $  11.84
                                                           -------        -------        -------        -------        --------
Net investment loss .............................            (0.10)         (0.12)         (0.18)         (0.07)          (0.04)
Net realized and unrealized gain/(loss) on
   investments and futures transactions, if any .            (6.59)          9.29           5.33          (3.98)           4.50
                                                           -------        -------        -------        -------        --------
Net increase/(decrease) in net assets resulting
   from operations ..............................            (6.69)          9.17           5.15          (4.05)           4.46
                                                           -------        -------        -------        -------        --------
Dividends and distributions to shareholders from:
Net investment income ...........................               --             --             --             --           (0.01)
Net realized capital gains ......................            (6.52)         (0.37)         (0.01)         (2.49)             --
                                                           -------        -------        -------        -------        --------
Total dividends and distributions to shareholders            (6.52)         (0.37)         (0.01)         (2.49)          (0.01)
                                                           -------        -------        -------        -------        --------
Net asset value, end of year ....................          $ 10.48        $ 23.69        $ 14.89        $  9.75        $  16.29
                                                           =======        =======        =======        =======        ========
Total investment return(1) ......................           (36.45)%        63.11%         52.80%        (29.03)%         37.69%
                                                           =======        =======        =======        =======        ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted) .........          $39,930        $79,520        $62,376        $77,840        $117,724
Ratio of expenses to average net assets(2) ......             1.08%          1.00%          1.00%          1.00%           1.00%
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any ...             1.36%          1.32%          1.30%          1.24%           1.40%
Ratio of net investment loss to average
   net assets(2) ................................            (0.70)%        (0.59)%        (0.45)%        (0.50)%         (0.38)%
Portfolio turnover rate .........................           271.29%        228.69%        309.60%        338.40%         266.25%


-----------

(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment returns are not annualized.
(2) Reflects waivers and expense reimbursements,  if any.

The accompanying notes are an integral part of the financial statements.

                                    34 and 35

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                        FINANCIAL HIGHLIGHTS (CONCLUDED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                     MID CAP FUND
                                                          --------------------------------------------------------------------

                                                                         FOR THE FISCAL YEARS ENDED AUGUST 31,
                                                          --------------------------------------------------------------------
                                                            2001           2000          1999            1998            1997
                                                          -------        -------        -------        --------        -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ............         $ 19.22        $ 16.89        $ 13.30        $  17.16        $ 11.56
                                                          -------        -------        -------        --------        -------
Net investment income ...........................            0.06           0.08           0.05            0.05           0.08
Net realized and unrealized gain/(loss) on
   investments and futures transactions, if any .           (2.98)          4.25           4.97           (1.24)          5.58
                                                          -------        -------        -------        --------        -------
Net increase/(decrease) in net assets resulting
   from operations ..............................           (2.92)          4.33           5.02           (1.19)          5.66
                                                          -------        -------        -------        --------        -------
Dividends and distributions to shareholders from:
Net investment income ...........................           (0.08)         (0.03)         (0.06)          (0.06)         (0.06)
Net realized capital gains ......................           (3.06)         (1.97)         (1.37)          (2.61)            --
                                                          -------        -------        -------        --------        -------
Total dividends and distributions to shareholders           (3.14)         (2.00)         (1.43)          (2.67)         (0.06)
                                                          -------        -------        -------        --------        -------
Redemption Fees (Note 4) ........................              --             --             --              --             --
                                                          -------        -------        -------        --------        -------
Net asset value, end of period ..................         $ 13.16        $ 19.22        $ 16.89        $  13.30        $ 17.16
                                                          =======        =======        =======        ========        =======
Total investment return(1) ......................          (17.42)%        29.61%         41.61%          (8.97)%        49.11%
                                                          =======        =======        =======        ========        =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .......         $31,198        $44,430        $49,156        $110,176        $52,491
Ratio of expenses to average net assets(2) ......            0.91%          1.00%          1.00%           1.00%          1.00%
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any ...            1.39%          1.61%          1.33%           1.26%          1.81%
Ratio of net investment income to average
   net assets(2) ................................            0.39%          0.40%          0.31%           0.36%          0.79%
Portfolio turnover rate .........................          318.28%        378.17%        384.71%         341.73%        263.83%



                                                                        SMALL CAP VALUE FUND
                                                            -------------------------------------------
                                                                 FOR THE FISCAL        FOR THE PERIOD
                                                            YEARS ENDED AUGUST 31,   NOVEMBER 30, 1998*
                                                            ----------------------        THROUGH
                                                             2001           2000      AUGUST 31, 1999
                                                            -------        -------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ............           $ 12.91        $ 12.86        $ 12.00
                                                            -------        -------        -------
Net investment income ...........................              0.02           0.15           0.10
Net realized and unrealized gain/(loss) on
   investments and futures transactions, if any .              4.79           1.32           0.76
                                                            -------        -------        -------
Net increase/(decrease) in net assets resulting
   from operations ..............................              4.81           1.47           0.86
                                                            -------        -------        -------
Dividends and distributions to shareholders from:
Net investment income ...........................             (0.14)         (0.10)            --
Net realized capital gains ......................                --          (1.32)            --
                                                            -------        -------        -------
Total dividends and distributions to shareholders             (0.14)         (1.42)            --
                                                            -------        -------        -------
Redemption Fees (Note 4) ........................              0.03             --             --
                                                            -------        -------        -------
Net asset value, end of period ..................           $ 17.61        $ 12.91        $ 12.86
                                                            =======        =======        =======
Total investment return(1) ......................             37.97%         13.94%          7.17%
                                                            =======        =======        =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .......           $35,564        $13,481        $11,498
Ratio of expenses to average net assets(2) ......              1.67%          1.00%          1.00%(3)
Ratio of expenses to average net assets without
   waivers and expense reimbursements, if any ...              2.14%          2.34%          2.59%(3)
Ratio of net investment income to average
   net assets(2) ................................              0.17%          1.35%          1.15%(3)
Portfolio turnover rate .........................            277.28%        256.28%        212.55%

----------
*   Commencement of operations.
(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and
    includes  reinvestment  of  dividends  and  distributions,   if  any.  Total
    investment returns are not annualized.
(2) Reflects waivers and expense reimbursements, if any.
(3) Annualized.

The accompanying notes are an integral part of the financial statements.

                                    36 and 37

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                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently RBB has fourteen investment portfolios, including the N/I NUMERIC INVESTORS FAMILY OF FUNDS ("n/i numeric investors Family") which consists of four diversified portfolios: N/I NUMERIC INVESTORS Micro Cap Fund ("Micro Cap Fund"), N/I NUMERIC INVESTORS Growth Fund ("Growth Fund"), N/I NUMERIC INVESTORS Mid Cap Fund ("Mid Cap Fund") and N/I NUMERIC INVESTORS Small Cap Value Fund ("Small Cap Value Fund") (each a "Fund," collectively the "Funds").

RBB has  authorized  capital of thirty  billion  shares of common stock of which
20.97 billion are currently classified into ninety-four classes. Each class represents an interest in one of fourteen investment portfolios of RBB. The classes have been grouped into fourteen separate "families," eight of which have begun investment operations.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The net asset value of each Fund is calculated as of the close of regular trading on the NYSE on each business day. Each Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, and in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. With the approval of RBB's Board of Directors, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers, which Numeric Investors L.P(R) (the Funds' "Adviser" or "Numeric") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Numeric marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND


                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

would,  however,  expose each Fund to possible  loss  because of adverse  market
action  or  delays  in  connection   with  the  disposition  of  the  underlying
securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Expenses incurred on behalf of a specific fund or fund family are charged directly to the fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as trustee or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds.

FINANCIAL FUTURES TRANSACTIONS -- Each Fund may invest in financial futures contracts for hedging purposes, including conversion of cash to equity. When entering into a futures contract, each Fund makes a deposit of an initial margin with its custodian in a segregated account in the name of the futures' broker. Subsequent payments to or from the broker, called variation margin, are made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable. When the contracts are closed, a gain or loss is realized equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts.

The risks related to the use of futures contracts include: (i) the correlation between movements in the market price of a Fund's investments (held or intended for purchase) being hedged and in the price of the futures contract may be imperfect; (ii) possible lack of a liquid secondary market for closing out futures positions; (iii) the need for additional portfolio management skills and techniques; (iv) losses due to unanticipated market movements. Successful use of futures by the Funds is subject to Numeric's ability to predict correctly movements in the direction of the market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract. None of the Funds had open futures contracts at August 31, 2001.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and recorded on the ex-dividend date and paid at least annually to shareholders. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences can include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the composition of net assets.

At August 31, 2001, Micro Cap Fund and Growth Fund reclassified within the composition of net assets, distributions in excess of net realized gains of $627 and $192, respectively, to paid-in capital.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

U.S. FEDERAL TAX STATUS -- No provision is made for U.S. federal income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and all excise taxes.

At August 31, 2001, the Micro Cap Fund, Growth Fund and Mid Cap Fund had capital loss carryforwards of $2,130,088, $1,057,047 and $506,551 available as a reduction to the extent provided in regulations of any future net capital gains realized before the end of fiscal year 2009. To the extent that the capital loss carryforwards are used to offset future capital gains, it is probable that the gains offset will not be distributed to shareholders.

For U.S. federal income tax purposes, realized capital losses incurred after October 31, 2000, within the fiscal year ("post-October losses"), are deemed to arise on the first day of the following fiscal year (September 1, 2001). The Micro Cap Fund, Growth Fund and Mid Cap Fund, incurred and elected to defer such losses of $8,354,465, $11,151,618 and $4,043,827, respectively.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Numeric serves as each Fund's investment adviser. Effective January 1, 2001, Numeric is entitled to a performance-based fee for its advisory services for the Growth, Mid Cap and Small Cap Value Funds calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based on each Fund's performance during the last rolling 12-month period. Each Fund's net performance is compared with the performance of its benchmark index during that same rolling 12-month period. When a Fund's performance is at least 5.00% better than its benchmark, it would pay Numeric more than the basic fee. If a Fund did not perform at least 4.00% better than its benchmark, Numeric would be paid less than the basic fee. Each 1.00% of the difference in performance between a Fund and its benchmark plus 4.00% during the performance period would result in a 0.10% adjustment to the basic fee. The maximum annualized performance adjustment rate would be + or - 0.50% of average daily net assets which would be added to or deducted from the basic fee.

Prior to January 1, 2001, Numeric was entitled to receive 0.75% of average daily net assets for the each of the Growth, Mid Cap and Small Cap Value Funds.

For the fiscal year ended August 31, 2001, Numeric is entitled to receive 0.75% of the Micro Cap Fund's average daily net assets, computed daily and payable monthly for its advisory services.

Effective January 1, 2001, Numeric has agreed to waive its advisory fee and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest and taxes) in an aggregate amount equal to the amount by which the Growth, Mid Cap and/or Small Cap Value Funds' total operating expenses (other than investment advisory fees, brokerage commissions, extraordinary items, interest and taxes) exceeds a total operating expense ratio (other than investment advisory fees, brokerage commissions, extraordinary items, interest and taxes) of 0.50% of such Fund's average daily net assets. Also on such date, Numeric has agreed to limit the Micro Cap Fund's total expenses to the extent that such expenses exceed 1.25% of average daily net assets. Prior to January 1, 2001, Numeric agreed to limit each Fund's total expenses to the extent that such expenses exceeded 1.00% of each Fund's average daily net assets.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As necessary, these limitations were effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. For the fiscal year ended August 31, 2001, investment advisory fees, waivers and reimbursements of expenses were as follows:


                                                 TOTAL                       NET          EXPENSE
FUND                                         ADVISORY FEES   WAIVERS    ADVISORY FEES  REIMBURSEMENT
----                                         ------------- ---------    -------------  -------------
Micro Cap Fund ...........................     $911,680    $ (55,222)     $856,458            --
Growth Fund ..............................      380,387      (80,325)      300,062            --
Mid Cap Fund .............................      185,863     (123,208)       62,655       $11,001
Small Cap Value Fund .....................      281,472      (66,265)      215,207           622

The Funds will not pay Numeric at a later time for any amounts it may waive or any amounts, which Numeric has assumed.

PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect majority-owned subsidiary of The PNC Financial Services Group, and Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serve as co-administrators for each Fund. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets subject to a minimum monthly fee of $6,250 per Fund. BSFM is entitled to receive a monthly fee equal to an annual rate of 0.05% on the first $150 million and 0.02% of each Fund's average daily net assets thereafter.

For the fiscal year ended August 31, 2001, PFPC, at its discretion, voluntarily agreed to waive a portion of its co-administration fees. During such period, PFPC's co-administration fees and related waivers were as follows:


                                      TOTAL PFPC             PFPC            NET PFPC
FUND                            CO-ADMINISTRATION FEES      WAIVERS   CO-ADMINISTRATION FEES
----                            ----------------------     --------   ----------------------
Micro Cap Fund ...............        $151,967             $(9,693)          $142,274
Growth Fund ..................          78,032              (1,732)            76,300
Mid Cap Fund .................          74,999                  --             74,999
Small Cap Value Fund .........          74,999              (9,375)            65,624

In addition, PFPC serves as each Fund's transfer and dividend disbursing agent. PFPC, at its discretion, voluntarily agreed to waive a portion of its transfer agency fees for the Small Cap Value Fund. For the fiscal year ended August 31, 2001, transfer agency fees and waivers were as follows:


                                              TOTAL                                  NET
                                         TRANSFER AGENCY                       TRANSFER AGENCY
FUND                                          FEES               WAIVERS            FEES
----                                     ---------------         -------       ---------------
Micro Cap Fund ........................     $53,947                  --            $53,947
Growth Fund ...........................      51,442                  --             51,442
Mid Cap Fund ..........................      66,081                  --             66,081
Small Cap Value Fund ..................      40,257             $(4,500)            35,757

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Effective January 2, 2001, PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect majority-owned subsidiary of the PNC Financial Services Group, Inc., provides certain administrative services to each Fund. As compensation for such administrative services, PFPC Distributors received a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

For the eight-month period ended August 31, 2001, PFPC Distributors, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for each Fund. During this period, administrative services fees were as follows:


                                      TOTAL
                                 ADMINISTRATIVE                      NET ADMINISTRATIVE
FUND                              SERVICES FEES          WAIVERS        SERVICES FEES
----                             --------------        ---------     ------------------
Micro Cap Fund ...............      $124,012           $(104,410)         $19,602
Growth Fund ..................        45,682             (36,739)           8,943
Mid Cap Fund .................        35,120             (28,096)           7,024
Small Cap Value Fund .........        27,181             (21,745)           5,436

For the period September 1, 2000 through January 1, 2001, Provident Distributors, Inc. ("PDI") provided certain administrative services to each Fund. As compensation for such administrative services, PDI received a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

For the four-month period ended January 1, 2001, PDI, at its discretion, voluntarily agreed to waive a portion of its administrative services fees for each Fund. During this period, administrative services fees were as follows:


                                  TOTAL PDI
                               ADMINISTRATIVE            PDI     NET PDI ADMINISTRATIVE
FUND                            SERVICES FEES          WAIVERS        SERVICES FEES
----                           --------------         --------   ----------------------
Micro Cap Fund ..............      $58,324            $(50,443)          $7,881
Growth Fund .................       33,193             (28,767)           4,426
Mid Cap Fund ................       20,796             (16,637)           4,159
Small Cap Value Fund ........        7,325              (5,860)           1,465

These fees were accrued daily and paid monthly.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENT IN SECURITIES

For U.S. federal income tax purposes, the costs of securities owned at August 31, 2001 were $128,791,161, $38,582,319, $31,316,561, and $32,915,587 for the
Micro Cap Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively. Accordingly, the net unrealized appreciation/(depreciation) on investments are as follows:


                                    GROSS              GROSS        NET APPRECIATION/
FUND                            APPRECIATION       DEPRECIATION      (DEPRECIATION)
----                            ------------       ------------     ----------------
Micro Cap Fund ...............   $16,151,329        $7,337,031         $8,814,298
Growth Fund ..................     3,939,517         3,348,883            590,634
Mid Cap Fund .................     1,816,493         1,986,753           (170,260)
Small Cap Value Fund .........     3,201,855           741,442          2,460,413

For the fiscal year ended August 31, 2001, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

FUND                                         PURCHASES              SALES
----                                       ------------         ------------
Micro Cap Fund ......................      $360,154,547         $335,093,859
Growth Fund .........................       141,160,117          152,511,781
Mid Cap Fund ........................       116,459,213          122,340,843
Small Cap Value Fund ................        76,446,916           61,897,531

4. CAPITAL SHARE TRANSACTIONS

As of August 31, 2001, each Fund has 50,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital shares for the respective periods were as follows:


                                                            MICRO CAP FUND
                                 -----------------------------------------------------------------------
                                             FOR THE                               FOR THE
                                        FISCAL YEAR ENDED                     FISCAL YEAR ENDED
                                         AUGUST 31, 2001                       AUGUST 31, 2000
                                 -------------------------------         -------------------------------
                                   SHARES             AMOUNT                SHARES            AMOUNT
                                 ----------         ------------         ----------         ------------
Sales ...................         3,534,734         $ 43,635,108          2,541,464         $ 38,709,186
Repurchases .............          (940,688)         (12,605,335)        (1,712,324)         (29,456,421)
Reinvestments ...........         1,992,654           29,052,893          1,344,665           17,843,711
                                  ---------         ------------         ----------         ------------
Net increase ............         4,586,700         $ 60,082,666          2,173,805         $ 27,096,476
                                  =========         ============         ==========         ============

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                            GROWTH FUND
                               -----------------------------------------------------------------------
                                          FOR THE                                 FOR THE
                                     FISCAL YEAR ENDED                        FISCAL YEAR ENDED
                                      AUGUST 31, 2001                          AUGUST 31, 2000
                               -------------------------------         -------------------------------
                                 SHARES              AMOUNT              SHARES             AMOUNT
                               ----------         ------------         ----------         ------------
Sales .................           129,828         $  2,168,596            720,389         $ 12,798,921
Repurchases ...........        (1,119,565)         (13,852,583)        (1,655,639)         (29,678,147)
Reinvestments .........         1,444,470           21,580,389            101,679            1,470,267
                               ----------         ------------         ----------         ------------
Net increase/(decrease)           454,733         $  9,896,402           (833,571)        $(15,408,959)
                               ==========         ============         ==========         ============


                                                            MID CAP FUND
                               -----------------------------------------------------------------------
                                          FOR THE                                 FOR THE
                                     FISCAL YEAR ENDED                        FISCAL YEAR ENDED
                                      AUGUST 31, 2001                          AUGUST 31, 2000
                               -------------------------------         -------------------------------
                                 SHARES              AMOUNT              SHARES             AMOUNT
                               ----------         ------------         ----------         ------------
Sales .................           178,361         $  2,663,341            640,434         $ 10,359,270
Repurchases ...........          (580,438)          (8,377,001)        (1,613,711)         (26,213,267)
Reinvestments .........           460,709            7,002,781            373,721            5,370,370
                               ----------         ------------         ----------         ------------
Net increase/(decrease)            58,632         $  1,289,121           (599,556)        $(10,483,627)
                               ==========         ============         ==========         ============


                                                        SMALL CAP VALUE FUND
                               -----------------------------------------------------------------------
                                          FOR THE                                 FOR THE
                                     FISCAL YEAR ENDED                        FISCAL YEAR ENDED
                                      AUGUST 31, 2001                          AUGUST 31, 2000
                               -------------------------------         -------------------------------
                                 SHARES              AMOUNT              SHARES             AMOUNT
                               ----------         ------------         ----------         ------------
Sales .................         1,257,323         $ 19,745,562            132,220         $  1,506,811
Repurchases ...........          (294,237)          (4,894,868)          (101,298)          (1,110,995)
Reinvestments .........            12,031              149,914            119,413            1,251,449
                               ----------         ------------         ----------         ------------
Net increase ..........           975,117         $ 15,000,608            150,335         $  1,647,265
                               ==========         ============         ==========         ============

There is a 1.00% redemption fee on shares redeemed which have been held for less than six months on each of the Funds. For the fiscal year ended August 31, 2001, these fees amounted to $3,806, $12,904, $1,273 and $43,939 for the Micro Cap Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively. The redemption fees are collected and retained by each Fund for the benefit of the remaining shareholders and recorded as additional paid-in capital.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral being maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Funds. However, there can be no assurance the Funds can recover this amount. The value of securities on loan to brokers and the related collateral received at August 31, 2001, were as follows:


                                            VALUE OF
FUND                                   SECURITIES ON LOAN           VALUE OF COLLATERAL
----                                   ------------------           -------------------
Micro Cap Fund .....................      $26,324,539                  $26,823,714
Growth Fund ........................        5,835,650                    5,946,402
Mid Cap Fund .......................        1,888,979                    1,924,749
Small Cap Value Fund ...............        4,324,705                    4,407,494

Collateral received from securities out on loan to broker/dealers is in the form of U.S. Treasury securities with any cash collateral received reinvested into repurchase agreements with Bear, Stearns & Co. Inc., which in turn are collateralized by various U.S. Treasury securities.

Repurchase agreements in connection with securities lending at August 31, 2001 are listed below:


                                                                      MICRO CAP FUND
                           ---------------------------------------------------------------------------------------------------------
                           PRINCIPAL
                             AMOUNT                                                     ACCRUED                            TOTAL
                            (000'S)    INTEREST RATE  MATURITY       MARKET VALUE       INTEREST         PROCEEDS       MARKET VALUE
                           ---------   -------------  --------       ------------       --------       -----------      ------------
Repurchase Agreement ..... $1,424           3.65%      09/4/01        $1,424,131       $   578         $1,424,709                --
Related Collateral:
     United States
       Treasury Note .....  1,420           6.25%     10/31/01         1,426,205        29,830                 --        $1,456,035



                                                                        GROWTH FUND
                           ---------------------------------------------------------------------------------------------------------
                           PRINCIPAL
                             AMOUNT      INTEREST                                       ACCRUED                            TOTAL
                            (000'S)     RATE/YIELD    MATURITY       MARKET VALUE       INTEREST         PROCEEDS       MARKET VALUE
                           ---------   -------------  --------       ------------       --------       -----------      ------------
Repurchase Agreement ..... $  345           3.65%      09/4/01         $345,444          $140           $345,584               --
Related Collateral:
     United States
       Treasury STRIPS,
       Interest Only .....  1,425           5.67%     08/15/26          353,158            --                 --          $353,158



                                                                     MID CAP FUND
                           ---------------------------------------------------------------------------------------------------------
                           PRINCIPAL
                             AMOUNT       INTEREST                                       ACCRUED                            TOTAL
                            (000'S)      RATE/YIELD   MATURITY       MARKET VALUE       INTEREST         PROCEEDS       MARKET VALUE
                           ---------     ----------   --------       ------------       --------       -----------      ------------
Repurchase Agreement .....   $109           3.65%      09/4/01         $ 109,394          $44           $109,438                --
Related Collateral:
     United States
       Treasury STRIPS,
       Interest Only .....    455           5.67%     08/15/26           112,763           --                 --          $112,763

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                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

                                                                SMALL CAP VALUE FUND
                           ---------------------------------------------------------------------------------------------------------
                           PRINCIPAL
                             AMOUNT      INTEREST                                       ACCRUED                            TOTAL
                            (000'S)     RATE/YIELD    MATURITY       MARKET VALUE       INTEREST         PROCEEDS       MARKET VALUE
                           ---------    ----------    --------       ------------       --------       -----------      ------------
Repurchase Agreement .....   $209           3.65%      09/4/01         $209,254           $85           $209,339                --
Related Collateral:
     United States
       Treasury STRIPS,
       Interest Only .....    865           5.67%     08/15/26          214,373            --                 --          $214,373

6. COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreements with Bear, Stearns & Co. Inc., outstanding at August 31, 2001:


                                                                     MICRO CAP FUND
                           ---------------------------------------------------------------------------------------------------------
                           PRINCIPAL
                             AMOUNT                                                     ACCRUED          TOTAL
ISSUER                      (000'S)    INTEREST RATE  MATURITY       MARKET VALUE       INTEREST      MARKET VALUE
------                     ---------   -------------  --------       ------------       --------      ------------
United States
  Treasury Note .......... $3,540           6.25%     10/31/01        $3,555,470        $74,364        $3,629,834
                                                                      ==========        =======        ==========


                                               MID CAP FUND
                           ------------------------------------------------------
                           PRINCIPAL
                             AMOUNT
ISSUER                      (000'S)         YIELD     MATURITY       MARKET VALUE
------                     ---------        -----     --------       ------------
United States
  Treasury STRIPS,
  Interest Only .......... $3,420           5.67%     08/15/26        $847,578
                                                                      ========


                                           SMALL CAP VALUE FUND
                           ------------------------------------------------------
                           PRINCIPAL
                             AMOUNT
ISSUER                      (000'S)         YIELD     MATURITY       MARKET VALUE
------                     ---------        -----     --------       ------------
United States
  Treasury STRIPS,
  Interest Only .......... $3,405           5.67%     08/15/26         $843,861
                                                                       ========

7. RECLASSIFICATION OF CAPITAL ACCOUNTS

In  accordance   with  accounting   pronouncements,   the  Funds  have  recorded
reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and net realized gains on a tax basis which is considered to be more informative to the shareholder. As of August 31, 2001, the following Funds recorded reclassifications that increase/(decrease) the accounts listed below:

                               NET INVESTMENT             ADDITIONAL PAID-IN
FUND                                LOSS                        CAPITAL
----                           --------------             ------------------
Micro Cap Fund ..............     $817,209                    $(817,209)
Growth Fund .................      364,403                     (364,403)

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                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE RBB FUND, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of n/i numeric investors Micro Cap Fund, n/i numeric investors Growth Fund, n/i numeric investors Mid Cap Fund and n/i numeric investors Small Cap Value Fund, separately managed portfolios of The RBB Fund, Inc. (the "Fund"), for each of the two years in the period then ended at August 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 15, 2001

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                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                   SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Each Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of each Fund's fiscal year (August 31, 2001) as to the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended August 31, 2001, the following dividends and distributions per share were paid by each of the Funds:

                                 ORDINARY INCOME (39.6%)
                              ------------------------------
                              NET INVESTMENT      SHORT-TERM     LONG-TERM
FUND                             INCOME             GAINS       GAINS (20%)
----                          --------------      ----------    -----------
Micro Cap Fund .............          --           $4.4044       $0.2093
Growth Fund ................          --            6.0988        0.4220
Mid Cap Fund ...............     $0.0762            3.0558            --
Small Cap Value Fund .......      0.1428                --            --

The percentage of total ordinary income dividends from the Micro Cap, Growth, Mid Cap and Small Cap Value Funds qualifying for the corporate dividends received deduction is 0.65%, 0.46%, 5.52% and 100%, respectively.

These amounts were reported to shareholders as income in 2000. Because each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2001. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2002.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g. IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g. corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                                 MICRO CAP FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                          PRIVACY NOTICE -- (UNAUDITED)

The N/I NUMERIC INVESTORS FAMILY OF FUNDS of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o Information about your transactions with the Fund

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 348-5031.

April 2001

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

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                               One Memorial Drive
                               Cambridge, MA 02142

                            1-800-numeric [686-3742]
                             http://www.numeric.com

      INVESTMENT ADVISER
           Numeric Investors L.P.(R)
           One Memorial Drive
           Cambridge, MA 02142

      CO-ADMINISTRATORS
           Bear Stearns Funds Management Inc.
           575 Lexington Avenue
           New York, NY 10022

           PFPC Inc.
           Bellevue Corporate Center
           400 Bellevue Parkway
           Wilmington, DE 19809

      DISTRIBUTOR
           PFPC Distributors, Inc.
           3200 Horizon Drive
           King of Prussia, PA 19406

      CUSTODIAN
           Custodial Trust Company
           101 Carnegie Center
           Princeton, NJ 05840

      TRANSFER AGENT
           PFPC Inc.
           Bellevue Corporate Center
           400 Bellevue Parkway
           Wilmington, DE 19809

      INDEPENDENT ACCOUNTANTS
           PricewaterhouseCoopers LLP
           Two Commerce Square
           Philadelphia, PA 19103

      COUNSEL
           Drinker Biddle & Reath LLP
           One Logan Square
           18th and Cherry Streets
           Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund.It is not authorized for the distribution to prospective investors in each Fund unless it is preceded or accompanied by a current prospectus which includes details regarding each Fund's objectives, policies and other information. Total investment return is based on historical results and is not intended to indicate future performance. The total investment return and principal value of an investment in each Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than original cost.

                                [GRAPHIC OMITTED]

                              n/i numeric investors
                                 family of funds

                               One Memorial Drive
                               Cambridge, MA 02142

                            1-800-numeric [686-3742]
                             http://www.numeric.com